UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811- 09525

Rydex Dynamic Funds
(Exact name of registrant as specified in charter)

702 King Farm Boulevard, Suite 200
Rockville, Maryland 20850
(Address of principal executive offices) (Zip code)

Amy J. Lee

Rydex Dynamic Funds
702 King Farm Boulevard, Suite 200
Rockville, Maryland 20850
(Name and address of agent for service)

Registrant's telephone number, including area code: (301) 296-5100

Date of fiscal year end: March 31

Date of reporting period: April 1, 2024 – September 30, 2024

Item 1. Reports to Stockholders.

(a)	The registrant’s semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Investment Company Act”), is as follows:

S&P 500® 2x Strategy Fund

Class A | RYTTX

Semi-Annual Shareholder Report | 9.30.24

This semi-annual shareholder report contains important information about the S&P 500® 2x Strategy Fund for the period of April 1, 2024 to September 30, 2024. You can find additional information about the fund at https://www.guggenheiminvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.

What were the fund costs for the last six months?1
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class A	$94	1.74%[2]
[1]	Excludes expenses of the underlying funds in which the fund invests, if any.
[2]	Annualized.
How did the fund perform over the last six months?*

For the period of April 1, 2024 to September 30, 2024, the fund (Class A shares) returned 16.02%, outperforming the fund's benchmark, the S&P 500 Index, which returned 10.42% for the same period.

What factors materially affected the fund's performance over the last six months?

The sectors that contributed the most to the return of the S&P 500 Index (the "Index") were Information Technology, Financials, and Communication Services. The only sector that detracted was Energy. The holdings that contributed the most to the return of the Index were Apple, Inc., NVIDIA Corp., and Tesla, Inc. Those that detracted the most were Intel Corp., Walt Disney Co., and Merck & Co., Inc. The Fund maintained a daily correlation of over 99% to its benchmark of 200% of the daily price movement of the S&P 500 Index.

How did the fund perform over the last 10 years?

Cumulative performance* for the fund's most recently completed 10 years (as of 9.30.24), assuming a $10,000 initial investment.

Average Annual Total Returns* as of 9.30.24
	6 Month†	One Year	Five Years	Ten Years
Class A (without sales charge)	16.02%	68.78%	22.32%	19.39%
Class A (with sales charge)‡	10.51%	60.76%	21.13%	18.81%
S&P 500 Index	10.42%	36.35%	15.98%	13.38%

The fund's past performance is not a good predictor of the fund's future performance. Visit GuggenheimInvestments.com/mutual-funds/performance for more recent performance information.

Fund Statistics as of 9.30.24
Net Assets	$201,518,645
Total Number of Portfolio Holdings	517
Portfolio Turnover Rate	734%

*	The investment return and principal value of an investment in the fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The S&P 500 Index is an unmanaged index and, unlike the fund, has no management fees or operating expenses to reduce its reported return.
†	6 month returns are not annualized.
‡	Fund returns are calculated using the maximum sales charge of 4.75%.

Guggenheim Investments	1

S&P 500® 2x Strategy Fund | Class A | RYTTX	Semi-Annual Shareholder Report | September 30, 2024

What did the fund invest in?
Holdings Diversification1 (Market Exposure as a % of Net Assets) as of 9.30.24
10 Largest Holdings2 (as a % of Net Assets) as of 9.30.24

Apple, Inc.	6.1%
Microsoft Corp.	5.5%
NVIDIA Corp.	5.1%
Amazon.com, Inc.	3.0%
Meta Platforms, Inc. — Class A	2.1%
Alphabet, Inc. — Class A	1.7%
Berkshire Hathaway, Inc. — Class B	1.4%
Alphabet, Inc. — Class C	1.4%
Broadcom, Inc.	1.4%
Tesla, Inc.	1.2%
Top 10 Total	28.9%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

What changes in or disagreements with accountants occurred?

There were no changes in or disagreements with fund accountants for the period.

Availability of Additional Information.

For additional information, including the fund's prospectus, financial information, holdings and proxy voting information, go to https://www.guggenheiminvestments.com/mutual-funds/literature or, call 800 820 0888.

SAR-RYTTX-093024

Guggenheim Investments	2

S&P 500® 2x Strategy Fund

Class C | RYCTX

Semi-Annual Shareholder Report | 9.30.24

This semi-annual shareholder report contains important information about the S&P 500® 2x Strategy Fund for the period of April 1, 2024 to September 30, 2024. You can find additional information about the fund at https://www.guggenheiminvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.

What were the fund costs for the last six months?1
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class C	$135	2.49%[2]
[1]	Excludes expenses of the underlying funds in which the fund invests, if any.
[2]	Annualized.
How did the fund perform over the last six months?*

For the period of April 1, 2024 to September 30, 2024, the fund (Class C shares) returned 15.58%, outperforming the fund's benchmark, the S&P 500 Index, which returned 10.42% for the same period.

What factors materially affected the fund's performance over the last six months?

The sectors that contributed the most to the return of the S&P 500 Index (the "Index") were Information Technology, Financials, and Communication Services. The only sector that detracted was Energy. The holdings that contributed the most to the return of the Index were Apple, Inc., NVIDIA Corp., and Tesla, Inc. Those that detracted the most were Intel Corp., Walt Disney Co., and Merck & Co., Inc. The Fund maintained a daily correlation of over 99% to its benchmark of 200% of the daily price movement of the S&P 500 Index.

How did the fund perform over the last 10 years?

Cumulative performance* for the fund's most recently completed 10 years (as of 9.30.24), assuming a $10,000 initial investment.

Average Annual Total Returns* as of 9.30.24
	6 Month†	One Year	Five Years	Ten Years
Class C (without CDSC)	15.58%	67.52%	21.40%	18.50%
Class C (with CDSC)§	14.58%	66.52%	21.40%	18.50%
S&P 500 Index	10.42%	36.35%	15.98%	13.38%

The fund's past performance is not a good predictor of the fund's future performance. Visit GuggenheimInvestments.com/mutual-funds/performance for more recent performance information.

Fund Statistics as of 9.30.24
Net Assets	$201,518,645
Total Number of Portfolio Holdings	517
Portfolio Turnover Rate	734%

*	The investment return and principal value of an investment in the fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The S&P 500 Index is an unmanaged index and, unlike the fund, has no management fees or operating expenses to reduce its reported return.
†	6 month returns are not annualized.
§	Fund returns include a CDSC of 1% if redeemed within 12 months of purchase.

Guggenheim Investments	1

S&P 500® 2x Strategy Fund | Class C | RYCTX	Semi-Annual Shareholder Report | September 30, 2024

What did the fund invest in?
Holdings Diversification1 (Market Exposure as a % of Net Assets) as of 9.30.24
10 Largest Holdings2 (as a % of Net Assets) as of 9.30.24

Apple, Inc.	6.1%
Microsoft Corp.	5.5%
NVIDIA Corp.	5.1%
Amazon.com, Inc.	3.0%
Meta Platforms, Inc. — Class A	2.1%
Alphabet, Inc. — Class A	1.7%
Berkshire Hathaway, Inc. — Class B	1.4%
Alphabet, Inc. — Class C	1.4%
Broadcom, Inc.	1.4%
Tesla, Inc.	1.2%
Top 10 Total	28.9%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

What changes in or disagreements with accountants occurred?

There were no changes in or disagreements with fund accountants for the period.

Availability of Additional Information.

For additional information, including the fund's prospectus, financial information, holdings and proxy voting information, go to https://www.guggenheiminvestments.com/mutual-funds/literature or, call 800 820 0888.

SAR-RYCTX-093024

Guggenheim Investments	2

S&P 500® 2x Strategy Fund

Class H | RYTNX

Semi-Annual Shareholder Report | 9.30.24

This semi-annual shareholder report contains important information about the S&P 500® 2x Strategy Fund for the period of April 1, 2024 to September 30, 2024. You can find additional information about the fund at https://www.guggenheiminvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.

What were the fund costs for the last six months?1
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class H	$94	1.74%[2]
[1]	Excludes expenses of the underlying funds in which the fund invests, if any.
[2]	Annualized.
How did the fund perform over the last six months?*

For the period of April 1, 2024 to September 30, 2024, the fund (Class H shares) returned 16.02%, outperforming the fund's benchmark, the S&P 500 Index, which returned 10.42% for the same period.

What factors materially affected the fund's performance over the last six months?

The sectors that contributed the most to the return of the S&P 500 Index (the "Index") were Information Technology, Financials, and Communication Services. The only sector that detracted was Energy. The holdings that contributed the most to the return of the Index were Apple, Inc., NVIDIA Corp., and Tesla, Inc. Those that detracted the most were Intel Corp., Walt Disney Co., and Merck & Co., Inc. The Fund maintained a daily correlation of over 99% to its benchmark of 200% of the daily price movement of the S&P 500 Index.

How did the fund perform over the last 10 years?

Cumulative performance* for the fund's most recently completed 10 years (as of 9.30.24), assuming a $10,000 initial investment.

Average Annual Total Returns* as of 9.30.24
	6 Month†	One Year	Five Years	Ten Years
Class H	16.02%	68.77%	22.31%	19.38%
S&P 500 Index	10.42%	36.35%	15.98%	13.38%

The fund's past performance is not a good predictor of the fund's future performance. Visit GuggenheimInvestments.com/mutual-funds/performance for more recent performance information.

Fund Statistics as of 9.30.24
Net Assets	$201,518,645
Total Number of Portfolio Holdings	517
Portfolio Turnover Rate	734%

*	The investment return and principal value of an investment in the fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The S&P 500 Index is an unmanaged index and, unlike the fund, has no management fees or operating expenses to reduce its reported return.
†	6 month returns are not annualized.

Guggenheim Investments	1

S&P 500® 2x Strategy Fund | Class H | RYTNX	Semi-Annual Shareholder Report | September 30, 2024

What did the fund invest in?
Holdings Diversification1 (Market Exposure as a % of Net Assets) as of 9.30.24
10 Largest Holdings2 (as a % of Net Assets) as of 9.30.24

Apple, Inc.	6.1%
Microsoft Corp.	5.5%
NVIDIA Corp.	5.1%
Amazon.com, Inc.	3.0%
Meta Platforms, Inc. — Class A	2.1%
Alphabet, Inc. — Class A	1.7%
Berkshire Hathaway, Inc. — Class B	1.4%
Alphabet, Inc. — Class C	1.4%
Broadcom, Inc.	1.4%
Tesla, Inc.	1.2%
Top 10 Total	28.9%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

What changes in or disagreements with accountants occurred?

There were no changes in or disagreements with fund accountants for the period.

Availability of Additional Information.

For additional information, including the fund's prospectus, financial information, holdings and proxy voting information, go to https://www.guggenheiminvestments.com/mutual-funds/literature or, call 800 820 0888.

SAR-RYTNX-093024

Guggenheim Investments	2

Inverse S&P 500® 2x Strategy Fund

Class A | RYTMX

Semi-Annual Shareholder Report | 9.30.24

This semi-annual shareholder report contains important information about the Inverse S&P 500® 2x Strategy Fund for the period of April 1, 2024 to September 30, 2024. You can find additional information about the fund at https://www.guggenheiminvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.

What were the fund costs for the last six months?1
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class A	$82	1.76%[2]
[1]	Excludes expenses of the underlying funds in which the fund invests, if any.
[2]	Annualized.
How did the fund perform over the last six months?*

For the period of April 1, 2024 to September 30, 2024, the fund (Class A shares) returned -14.02%, underperforming the fund's benchmark, the S&P 500 Index, which returned 10.42% for the same period.

What factors materially affected the fund's performance over the last six months?

The sectors that contributed the most to the return of the S&P 500 Index (the "Index") were Information Technology, Financials, and Communication Services. The only sector that detracted was Energy. The holdings that contributed the most to the return of the Index were Apple, Inc., NVIDIA Corp., and Tesla, Inc. Those that detracted the most were Intel Corp., Walt Disney Co., and Merck & Co., Inc. The Fund maintained a daily correlation of over 99% to its benchmark of -200% of the daily price movement of the S&P 500 Index.

How did the fund perform over the last 10 years?

Cumulative performance* for the fund's most recently completed 10 years (as of 9.30.24), assuming a $10,000 initial investment.

Average Annual Total Returns* as of 9.30.24
	6 Month†	One Year	Five Years	Ten Years
Class A (without sales charge)	-14.02%	-40.57%	-31.43%	-26.76%
Class A (with sales charge)‡	-18.10%	-43.40%	-32.10%	-27.11%
S&P 500 Index	10.42%	36.35%	15.98%	13.38%

The fund's past performance is not a good predictor of the fund's future performance. Visit GuggenheimInvestments.com/mutual-funds/performance for more recent performance information.

Fund Statistics as of 9.30.24
Net Assets	$13,548,195
Total Number of Portfolio Holdings	10
Portfolio Turnover Rate	0%

*	The investment return and principal value of an investment in the fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The S&P 500 Index is an unmanaged index and, unlike the fund, has no management fees or operating expenses to reduce its reported return.
†	6 month returns are not annualized.
‡	Fund returns are calculated using the maximum sales charge of 4.75%.

Guggenheim Investments	1

Inverse S&P 500® 2x Strategy Fund | Class A | RYTMX	Semi-Annual Shareholder Report | September 30, 2024

What did the fund invest in?
Holdings Diversification1 (Market Exposure as a % of Net Assets) as of 9.30.24

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

What changes in or disagreements with accountants occurred?

There were no changes in or disagreements with fund accountants for the period.

Availability of Additional Information.

For additional information, including the fund's prospectus, financial information, holdings and proxy voting information, go to https://www.guggenheiminvestments.com/mutual-funds/literature or, call 800 820 0888.

SAR-RYTMX-093024

Guggenheim Investments	2

Inverse S&P 500® 2x Strategy Fund

Class C | RYCBX

Semi-Annual Shareholder Report | 9.30.24

This semi-annual shareholder report contains important information about the Inverse S&P 500® 2x Strategy Fund for the period of April 1, 2024 to September 30, 2024. You can find additional information about the fund at https://www.guggenheiminvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.

What were the fund costs for the last six months?1
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class C	$117	2.51%[2]
[1]	Excludes expenses of the underlying funds in which the fund invests, if any.
[2]	Annualized.
How did the fund perform over the last six months?*

For the period of April 1, 2024 to September 30, 2024, the fund (Class C shares) returned -14.34%, underperforming the fund's benchmark, the S&P 500 Index, which returned 10.42% for the same period.

What factors materially affected the fund's performance over the last six months?

The sectors that contributed the most to the return of the S&P 500 Index (the "Index") were Information Technology, Financials, and Communication Services. The only sector that detracted was Energy. The holdings that contributed the most to the return of the Index were Apple, Inc., NVIDIA Corp., and Tesla, Inc. Those that detracted the most were Intel Corp., Walt Disney Co., and Merck & Co., Inc. The Fund maintained a daily correlation of over 99% to its benchmark of -200% of the daily price movement of the S&P 500 Index.

How did the fund perform over the last 10 years?

Cumulative performance* for the fund's most recently completed 10 years (as of 9.30.24), assuming a $10,000 initial investment.

Average Annual Total Returns* as of 9.30.24
	6 Month†	One Year	Five Years	Ten Years
Class C (without CDSC)	-14.34%	-41.02%	-31.94%	-27.31%
Class C (with CDSC)§	-15.20%	-41.59%	-31.94%	-27.31%
S&P 500 Index	10.42%	36.35%	15.98%	13.38%

The fund's past performance is not a good predictor of the fund's future performance. Visit GuggenheimInvestments.com/mutual-funds/performance for more recent performance information.

Fund Statistics as of 9.30.24
Net Assets	$13,548,195
Total Number of Portfolio Holdings	10
Portfolio Turnover Rate	0%

*	The investment return and principal value of an investment in the fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The S&P 500 Index is an unmanaged index and, unlike the fund, has no management fees or operating expenses to reduce its reported return.
†	6 month returns are not annualized.
§	Fund returns include a CDSC of 1% if redeemed within 12 months of purchase.

Guggenheim Investments	1

Inverse S&P 500® 2x Strategy Fund | Class C | RYCBX	Semi-Annual Shareholder Report | September 30, 2024

What did the fund invest in?
Holdings Diversification1 (Market Exposure as a % of Net Assets) as of 9.30.24

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

What changes in or disagreements with accountants occurred?

There were no changes in or disagreements with fund accountants for the period.

Availability of Additional Information.

For additional information, including the fund's prospectus, financial information, holdings and proxy voting information, go to https://www.guggenheiminvestments.com/mutual-funds/literature or, call 800 820 0888.

SAR-RYCBX-093024

Guggenheim Investments	2

Inverse S&P 500® 2x Strategy Fund

Class H | RYTPX

Semi-Annual Shareholder Report | 9.30.24

This semi-annual shareholder report contains important information about the Inverse S&P 500® 2x Strategy Fund for the period of April 1, 2024 to September 30, 2024. You can find additional information about the fund at https://www.guggenheiminvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.

What were the fund costs for the last six months?1
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class H	$82	1.76%[2]
[1]	Excludes expenses of the underlying funds in which the fund invests, if any.
[2]	Annualized.
How did the fund perform over the last six months?*

For the period of April 1, 2024 to September 30, 2024, the fund (Class H shares) returned -13.96%, underperforming the fund's benchmark, the S&P 500 Index, which returned 10.42% for the same period.

What factors materially affected the fund's performance over the last six months?

The sectors that contributed the most to the return of the S&P 500 Index (the "Index") were Information Technology, Financials, and Communication Services. The only sector that detracted was Energy. The holdings that contributed the most to the return of the Index were Apple, Inc., NVIDIA Corp., and Tesla, Inc. Those that detracted the most were Intel Corp., Walt Disney Co., and Merck & Co., Inc. The Fund maintained a daily correlation of over 99% to its benchmark of -200% of the daily price movement of the S&P 500 Index.

How did the fund perform over the last 10 years?

Cumulative performance* for the fund's most recently completed 10 years (as of 9.30.24), assuming a $10,000 initial investment.

Average Annual Total Returns* as of 9.30.24
	6 Month†	One Year	Five Years	Ten Years
Class H	-13.96%	-40.50%	-31.40%	-26.74%
S&P 500 Index	10.42%	36.35%	15.98%	13.38%

The fund's past performance is not a good predictor of the fund's future performance. Visit GuggenheimInvestments.com/mutual-funds/performance for more recent performance information.

Fund Statistics as of 9.30.24
Net Assets	$13,548,195
Total Number of Portfolio Holdings	10
Portfolio Turnover Rate	0%

*	The investment return and principal value of an investment in the fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The S&P 500 Index is an unmanaged index and, unlike the fund, has no management fees or operating expenses to reduce its reported return.
†	6 month returns are not annualized.

Guggenheim Investments	1

Inverse S&P 500® 2x Strategy Fund | Class H | RYTPX	Semi-Annual Shareholder Report | September 30, 2024

What did the fund invest in?
Holdings Diversification1 (Market Exposure as a % of Net Assets) as of 9.30.24

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

What changes in or disagreements with accountants occurred?

There were no changes in or disagreements with fund accountants for the period.

Availability of Additional Information.

For additional information, including the fund's prospectus, financial information, holdings and proxy voting information, go to https://www.guggenheiminvestments.com/mutual-funds/literature or, call 800 820 0888.

SAR-RYTPX-093024

Guggenheim Investments	2

NASDAQ-100® 2x Strategy Fund

Class A | RYVLX

Semi-Annual Shareholder Report | 9.30.24

This semi-annual shareholder report contains important information about the NASDAQ-100® 2x Strategy Fund for the period of April 1, 2024 to September 30, 2024. You can find additional information about the fund at https://www.guggenheiminvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.

What were the fund costs for the last six months?1
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class A	$95	1.76%[2]
[1]	Excludes expenses of the underlying funds in which the fund invests, if any.
[2]	Annualized.
How did the fund perform over the last six months?*

For the period of April 1, 2024 to September 30, 2024, the fund (Class A shares) returned 14.80%, outperforming the fund's benchmark, the S&P 500 Index, which returned 10.42% for the same period and outperforming the fund's secondary index, the NASDAQ-100 Index, which returned 10.34% for the same period.

The fund's broad-based securities market index was changed from the NASDAQ-100 Index to the S&P 500 Index to comply with the regulation that requires the fund's broad-based securities market index to represent the overall applicable market.

What factors materially affected the fund's performance over the last six months?

The sectors that contributed the most to the return of the NASDAQ-100 Index (the "Index") were Information Technology, Communication Services, and Consumer Discretionary. Those that detracted the most were Real Estate, Energy, and Industrials. The holdings that contributed the most to the return of the Index were Apple, Inc., NVIDIA Corp., and Broadcom, Inc. Those that detracted the most were Intel Corp., Advanced Micro Devices, Inc., and DexCom, Inc. The Fund maintained a daily correlation of over 99% to its benchmark of 200% of the daily price movement of the NASDAQ-100 Index.

How did the fund perform over the last 10 years?

Cumulative performance* for the fund's most recently completed 10 years (as of 9.30.24), assuming a $10,000 initial investment.

Average Annual Total Returns* as of 9.30.24
	6 Month†	One Year	Five Years	Ten Years
Class A (without sales charge)	14.80%	69.24%	32.56%	28.35%
Class A (with sales charge)‡	9.35%	61.20%	31.27%	27.73%
S&P 500 Index	10.42%	36.35%	15.98%	13.38%
NASDAQ-100 Index	10.34%	37.48%	21.97%	18.53%

The fund's past performance is not a good predictor of the fund's future performance. Visit GuggenheimInvestments.com/mutual-funds/performance for more recent performance information.

Fund Statistics as of 9.30.24
Net Assets	$1,122,312,843
Total Number of Portfolio Holdings	113
Portfolio Turnover Rate	139%

*	The investment return and principal value of an investment in the fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The S&P 500 Index and the NASDAQ-100 Index are unmanaged indices and, unlike the fund, have no management fees or operating expenses to reduce their reported returns.
†	6 month returns are not annualized.
‡	Fund returns are calculated using the maximum sales charge of 4.75%.

Guggenheim Investments	1

NASDAQ-100® 2x Strategy Fund | Class A | RYVLX	Semi-Annual Shareholder Report | September 30, 2024

What did the fund invest in?
Holdings Diversification1 (Market Exposure as a % of Net Assets) as of 9.30.24
10 Largest Holdings2 (as a % of Net Assets) as of 9.30.24

Apple, Inc.	7.3%
Microsoft Corp.	6.6%
NVIDIA Corp.	6.2%
Broadcom, Inc.	4.3%
Meta Platforms, Inc. — Class A	4.1%
Amazon.com, Inc.	4.0%
Tesla, Inc.	2.6%
Costco Wholesale Corp.	2.1%
Alphabet, Inc. — Class A	2.0%
Alphabet, Inc. — Class C	1.9%
Top 10 Total	41.1%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

What changes in or disagreements with accountants occurred?

There were no changes in or disagreements with fund accountants for the period.

Availability of Additional Information.

For additional information, including the fund's prospectus, financial information, holdings and proxy voting information, go to https://www.guggenheiminvestments.com/mutual-funds/literature or, call 800 820 0888.

SAR-RYVLX-093024

Guggenheim Investments	2

NASDAQ-100® 2x Strategy Fund

Class C | RYCCX

Semi-Annual Shareholder Report | 9.30.24

This semi-annual shareholder report contains important information about the NASDAQ-100® 2x Strategy Fund for the period of April 1, 2024 to September 30, 2024. You can find additional information about the fund at https://www.guggenheiminvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.

What were the fund costs for the last six months?1
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class C	$135	2.51%[2]
[1]	Excludes expenses of the underlying funds in which the fund invests, if any.
[2]	Annualized.
How did the fund perform over the last six months?*

For the period of April 1, 2024 to September 30, 2024, the fund (Class C shares) returned 14.37%, outperforming the fund's benchmark, the S&P 500 Index, which returned 10.42% for the same period and outperforming the fund's secondary index, the NASDAQ-100 Index, which returned 10.34% for the same period.

The fund's broad-based securities market index was changed from the NASDAQ-100 Index to the S&P 500 Index to comply with the regulation that requires the fund's broad-based securities market index to represent the overall applicable market.

What factors materially affected the fund's performance over the last six months?

The sectors that contributed the most to the return of the NASDAQ-100 Index (the "Index") were Information Technology, Communication Services, and Consumer Discretionary. Those that detracted the most were Real Estate, Energy, and Industrials. The holdings that contributed the most to the return of the Index were Apple, Inc., NVIDIA Corp., and Broadcom, Inc. Those that detracted the most were Intel Corp., Advanced Micro Devices, Inc., and DexCom, Inc. The Fund maintained a daily correlation of over 99% to its benchmark of 200% of the daily price movement of the NASDAQ-100 Index.

How did the fund perform over the last 10 years?

Cumulative performance* for the fund's most recently completed 10 years (as of 9.30.24), assuming a $10,000 initial investment.

Average Annual Total Returns* as of 9.30.24
	6 Month†	One Year	Five Years	Ten Years
Class C (without CDSC)	14.37%	67.99%	31.54%	27.37%
Class C (with CDSC)§	13.37%	66.99%	31.54%	27.37%
S&P 500 Index	10.42%	36.35%	15.98%	13.38%
NASDAQ-100 Index	10.34%	37.48%	21.97%	18.53%

The fund's past performance is not a good predictor of the fund's future performance. Visit GuggenheimInvestments.com/mutual-funds/performance for more recent performance information.

Fund Statistics as of 9.30.24
Net Assets	$1,122,312,843
Total Number of Portfolio Holdings	113
Portfolio Turnover Rate	139%

*	The investment return and principal value of an investment in the fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The S&P 500 Index and the NASDAQ-100 Index are unmanaged indices and, unlike the fund, have no management fees or operating expenses to reduce their reported returns.
†	6 month returns are not annualized.
§	Fund returns include a CDSC of 1% if redeemed within 12 months of purchase.

Guggenheim Investments	1

NASDAQ-100® 2x Strategy Fund | Class C | RYCCX	Semi-Annual Shareholder Report | September 30, 2024

What did the fund invest in?
Holdings Diversification1 (Market Exposure as a % of Net Assets) as of 9.30.24
10 Largest Holdings2 (as a % of Net Assets) as of 9.30.24

Apple, Inc.	7.3%
Microsoft Corp.	6.6%
NVIDIA Corp.	6.2%
Broadcom, Inc.	4.3%
Meta Platforms, Inc. — Class A	4.1%
Amazon.com, Inc.	4.0%
Tesla, Inc.	2.6%
Costco Wholesale Corp.	2.1%
Alphabet, Inc. — Class A	2.0%
Alphabet, Inc. — Class C	1.9%
Top 10 Total	41.1%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

What changes in or disagreements with accountants occurred?

There were no changes in or disagreements with fund accountants for the period.

Availability of Additional Information.

For additional information, including the fund's prospectus, financial information, holdings and proxy voting information, go to https://www.guggenheiminvestments.com/mutual-funds/literature or, call 800 820 0888.

SAR-RYCCX-093024

Guggenheim Investments	2

NASDAQ-100® 2x Strategy Fund

Class H | RYVYX

Semi-Annual Shareholder Report | 9.30.24

This semi-annual shareholder report contains important information about the NASDAQ-100® 2x Strategy Fund for the period of April 1, 2024 to September 30, 2024. You can find additional information about the fund at https://www.guggenheiminvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.

What were the fund costs for the last six months?1
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class H	$95	1.76%[2]
[1]	Excludes expenses of the underlying funds in which the fund invests, if any.
[2]	Annualized.
How did the fund perform over the last six months?*

For the period of April 1, 2024 to September 30, 2024, the fund (Class H shares) returned 14.80%, outperforming the fund's benchmark, the S&P 500 Index, which returned 10.42% for the same period and outperforming the fund's secondary index, the NASDAQ-100 Index, which returned 10.34% for the same period.

The fund's broad-based securities market index was changed from the NASDAQ-100 Index to the S&P 500 Index to comply with the regulation that requires the fund's broad-based securities market index to represent the overall applicable market.

What factors materially affected the fund's performance over the last six months?

The sectors that contributed the most to the return of the NASDAQ-100 Index (the "Index") were Information Technology, Communication Services, and Consumer Discretionary. Those that detracted the most were Real Estate, Energy, and Industrials. The holdings that contributed the most to the return of the Index were Apple, Inc., NVIDIA Corp., and Broadcom, Inc. Those that detracted the most were Intel Corp., Advanced Micro Devices, Inc., and DexCom, Inc. The Fund maintained a daily correlation of over 99% to its benchmark of 200% of the daily price movement of the NASDAQ-100 Index.

How did the fund perform over the last 10 years?

Cumulative performance* for the fund's most recently completed 10 years (as of 9.30.24), assuming a $10,000 initial investment.

Average Annual Total Returns* as of 9.30.24
	6 Month†	One Year	Five Years	Ten Years
Class H	14.80%	69.24%	32.56%	28.35%
S&P 500 Index	10.42%	36.35%	15.98%	13.38%
NASDAQ-100 Index	10.34%	37.48%	21.97%	18.53%

The fund's past performance is not a good predictor of the fund's future performance. Visit GuggenheimInvestments.com/mutual-funds/performance for more recent performance information.

Fund Statistics as of 9.30.24
Net Assets	$1,122,312,843
Total Number of Portfolio Holdings	113
Portfolio Turnover Rate	139%

*	The investment return and principal value of an investment in the fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The S&P 500 Index and the NASDAQ-100 Index are unmanaged indices and, unlike the fund, have no management fees or operating expenses to reduce their reported returns.
†	6 month returns are not annualized.

Guggenheim Investments	1

NASDAQ-100® 2x Strategy Fund | Class H | RYVYX	Semi-Annual Shareholder Report | September 30, 2024

What did the fund invest in?
Holdings Diversification1 (Market Exposure as a % of Net Assets) as of 9.30.24
10 Largest Holdings2 (as a % of Net Assets) as of 9.30.24

Apple, Inc.	7.3%
Microsoft Corp.	6.6%
NVIDIA Corp.	6.2%
Broadcom, Inc.	4.3%
Meta Platforms, Inc. — Class A	4.1%
Amazon.com, Inc.	4.0%
Tesla, Inc.	2.6%
Costco Wholesale Corp.	2.1%
Alphabet, Inc. — Class A	2.0%
Alphabet, Inc. — Class C	1.9%
Top 10 Total	41.1%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

What changes in or disagreements with accountants occurred?

There were no changes in or disagreements with fund accountants for the period.

Availability of Additional Information.

For additional information, including the fund's prospectus, financial information, holdings and proxy voting information, go to https://www.guggenheiminvestments.com/mutual-funds/literature or, call 800 820 0888.

SAR-RYVYX-093024

Guggenheim Investments	2

Inverse NASDAQ-100® 2x Strategy Fund

Class A | RYVTX

Semi-Annual Shareholder Report | 9.30.24

This semi-annual shareholder report contains important information about the Inverse NASDAQ-100® 2x Strategy Fund for the period of April 1, 2024 to September 30, 2024. You can find additional information about the fund at https://www.guggenheiminvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.

What were the fund costs for the last six months?1
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class A	$90	1.95%[2]
[1]	Excludes expenses of the underlying funds in which the fund invests, if any.
[2]	Annualized.
How did the fund perform over the last six months?*

For the period of April 1, 2024 to September 30, 2024, the fund (Class A shares) returned -16.48%, underperforming the fund's benchmark, the S&P 500 Index, which returned 10.42% for the same period and underperforming the fund's secondary index, the NASDAQ-100 Index, which returned 10.34% for the same period.

The fund's broad-based securities market index was changed from the NASDAQ-100 Index to the S&P 500 Index to comply with the regulation that requires the fund's broad-based securities market index to represent the overall applicable market.

What factors materially affected the fund's performance over the last six months?

The sectors that contributed the most to the return of the NASDAQ-100 Index (the "Index") were Information Technology, Communication Services, and Consumer Discretionary. Those that detracted the most were Real Estate, Energy, and Industrials. The holdings that contributed the most to the return of the Index were Apple, Inc., NVIDIA Corp., and Broadcom, Inc. Those that detracted the most were Intel Corp., Advanced Micro Devices, Inc., and DexCom, Inc. The Fund maintained a daily correlation of over 99% to its benchmark of -200% of the daily price movement of the NASDAQ-100 Index.

How did the fund perform over the last 10 years?

Cumulative performance* for the fund's most recently completed 10 years (as of 9.30.24), assuming a $10,000 initial investment.

Average Annual Total Returns* as of 9.30.24
	6 Month†	One Year	Five Years	Ten Years
Class A (without sales charge)	-16.48%	-44.40%	-41.96%	-36.15%
Class A (with sales charge)‡	-20.45%	-47.03%	-42.53%	-36.46%
S&P 500 Index	10.42%	36.35%	15.98%	13.38%
NASDAQ-100 Index	10.34%	37.48%	21.97%	18.53%

The fund's past performance is not a good predictor of the fund's future performance. Visit GuggenheimInvestments.com/mutual-funds/performance for more recent performance information.

Fund Statistics as of 9.30.24
Net Assets	$12,520,534
Total Number of Portfolio Holdings	10
Portfolio Turnover Rate	0%

*	The investment return and principal value of an investment in the fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The S&P 500 Index and the NASDAQ-100 Index are unmanaged indices and, unlike the fund, have no management fees or operating expenses to reduce their reported returns.
†	6 month returns are not annualized.
‡	Fund returns are calculated using the maximum sales charge of 4.75%.

Guggenheim Investments	1

Inverse NASDAQ-100® 2x Strategy Fund | Class A | RYVTX	Semi-Annual Shareholder Report | September 30, 2024

What did the fund invest in?
Holdings Diversification1 (Market Exposure as a % of Net Assets) as of 9.30.24

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

What changes in or disagreements with accountants occurred?

There were no changes in or disagreements with fund accountants for the period.

Availability of Additional Information.

For additional information, including the fund's prospectus, financial information, holdings and proxy voting information, go to https://www.guggenheiminvestments.com/mutual-funds/literature or, call 800 820 0888.

SAR-RYVTX-093024

Guggenheim Investments	2

Inverse NASDAQ-100® 2x Strategy Fund

Class C | RYCDX

Semi-Annual Shareholder Report | 9.30.24

This semi-annual shareholder report contains important information about the Inverse NASDAQ-100® 2x Strategy Fund for the period of April 1, 2024 to September 30, 2024. You can find additional information about the fund at https://www.guggenheiminvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.

What were the fund costs for the last six months?1
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class C	$124	2.71%[2]
[1]	Excludes expenses of the underlying funds in which the fund invests, if any.
[2]	Annualized.
How did the fund perform over the last six months?*

For the period of April 1, 2024 to September 30, 2024, the fund (Class C shares) returned -16.88%, underperforming the fund's benchmark, the S&P 500 Index, which returned 10.42% for the same period and underperforming the fund's secondary index, the NASDAQ-100 Index, which returned 10.34% for the same period.

The fund's broad-based securities market index was changed from the NASDAQ-100 Index to the S&P 500 Index to comply with the regulation that requires the fund's broad-based securities market index to represent the overall applicable market.

What factors materially affected the fund's performance over the last six months?

The sectors that contributed the most to the return of the NASDAQ-100 Index (the "Index") were Information Technology, Communication Services, and Consumer Discretionary. Those that detracted the most were Real Estate, Energy, and Industrials. The holdings that contributed the most to the return of the Index were Apple, Inc., NVIDIA Corp., and Broadcom, Inc. Those that detracted the most were Intel Corp., Advanced Micro Devices, Inc., and DexCom, Inc. The Fund maintained a daily correlation of over 99% to its benchmark of -200% of the daily price movement of the NASDAQ-100 Index.

How did the fund perform over the last 10 years?

Cumulative performance* for the fund's most recently completed 10 years (as of 9.30.24), assuming a $10,000 initial investment.

Average Annual Total Returns* as of 9.30.24
	6 Month†	One Year	Five Years	Ten Years
Class C (without CDSC)	-16.88%	-44.82%	-42.39%	-36.57%
Class C (with CDSC)§	-17.71%	-45.34%	-42.39%	-36.57%
S&P 500 Index	10.42%	36.35%	15.98%	13.38%
NASDAQ-100 Index	10.34%	37.48%	21.97%	18.53%

The fund's past performance is not a good predictor of the fund's future performance. Visit GuggenheimInvestments.com/mutual-funds/performance for more recent performance information.

Fund Statistics as of 9.30.24
Net Assets	$12,520,534
Total Number of Portfolio Holdings	10
Portfolio Turnover Rate	0%

*	The investment return and principal value of an investment in the fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The S&P 500 Index and the NASDAQ-100 Index are unmanaged indices and, unlike the fund, have no management fees or operating expenses to reduce their reported returns.
†	6 month returns are not annualized.
§	Fund returns include a CDSC of 1% if redeemed within 12 months of purchase.

Guggenheim Investments	1

Inverse NASDAQ-100® 2x Strategy Fund | Class C | RYCDX	Semi-Annual Shareholder Report | September 30, 2024

What did the fund invest in?
Holdings Diversification1 (Market Exposure as a % of Net Assets) as of 9.30.24

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

What changes in or disagreements with accountants occurred?

There were no changes in or disagreements with fund accountants for the period.

Availability of Additional Information.

For additional information, including the fund's prospectus, financial information, holdings and proxy voting information, go to https://www.guggenheiminvestments.com/mutual-funds/literature or, call 800 820 0888.

SAR-RYCDX-093024

Guggenheim Investments	2

Inverse NASDAQ-100® 2x Strategy Fund

Class H | RYVNX

Semi-Annual Shareholder Report | 9.30.24

This semi-annual shareholder report contains important information about the Inverse NASDAQ-100® 2x Strategy Fund for the period of April 1, 2024 to September 30, 2024. You can find additional information about the fund at https://www.guggenheiminvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.

What were the fund costs for the last six months?1
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class H	$82	1.79%[2]
[1]	Excludes expenses of the underlying funds in which the fund invests, if any.
[2]	Annualized.
How did the fund perform over the last six months?*

For the period of April 1, 2024 to September 30, 2024, the fund (Class H shares) returned -16.77%, underperforming the fund's benchmark, the S&P 500 Index, which returned 10.42% for the same period and underperforming the fund's secondary index, the NASDAQ-100 Index, which returned 10.34% for the same period.

The fund's broad-based securities market index was changed from the NASDAQ-100 Index to the S&P 500 Index to comply with the regulation that requires the fund's broad-based securities market index to represent the overall applicable market.

What factors materially affected the fund's performance over the last six months?

The sectors that contributed the most to the return of the NASDAQ-100 Index (the "Index") were Information Technology, Communication Services, and Consumer Discretionary. Those that detracted the most were Real Estate, Energy, and Industrials. The holdings that contributed the most to the return of the Index were Apple, Inc., NVIDIA Corp., and Broadcom, Inc. Those that detracted the most were Intel Corp., Advanced Micro Devices, Inc., and DexCom, Inc. The Fund maintained a daily correlation of over 99% to its benchmark of -200% of the daily price movement of the NASDAQ-100 Index.

How did the fund perform over the last 10 years?

Cumulative performance* for the fund's most recently completed 10 years (as of 9.30.24), assuming a $10,000 initial investment.

Average Annual Total Returns* as of 9.30.24
	6 Month†	One Year	Five Years	Ten Years
Class H	-16.77%	-44.56%	-41.97%	-36.15%
S&P 500 Index	10.42%	36.35%	15.98%	13.38%
NASDAQ-100 Index	10.34%	37.48%	21.97%	18.53%

The fund's past performance is not a good predictor of the fund's future performance. Visit GuggenheimInvestments.com/mutual-funds/performance for more recent performance information.

Fund Statistics as of 9.30.24
Net Assets	$12,520,534
Total Number of Portfolio Holdings	10
Portfolio Turnover Rate	0%

*	The investment return and principal value of an investment in the fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The S&P 500 Index and the NASDAQ-100 Index are unmanaged indices and, unlike the fund, have no management fees or operating expenses to reduce their reported returns.
†	6 month returns are not annualized.

Guggenheim Investments	1

Inverse NASDAQ-100® 2x Strategy Fund | Class H | RYVNX	Semi-Annual Shareholder Report | September 30, 2024

What did the fund invest in?
Holdings Diversification1 (Market Exposure as a % of Net Assets) as of 9.30.24

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

What changes in or disagreements with accountants occurred?

There were no changes in or disagreements with fund accountants for the period.

Availability of Additional Information.

For additional information, including the fund's prospectus, financial information, holdings and proxy voting information, go to https://www.guggenheiminvestments.com/mutual-funds/literature or, call 800 820 0888.

SAR-RYVNX-093024

Guggenheim Investments	2

Dow 2x Strategy Fund

Class A | RYLDX

Semi-Annual Shareholder Report | 9.30.24

This semi-annual shareholder report contains important information about the Dow 2x Strategy Fund for the period of April 1, 2024 to September 30, 2024. You can find additional information about the fund at https://www.guggenheiminvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.

What were the fund costs for the last six months?1
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class A	$93	1.77%[2]
[1]	Excludes expenses of the underlying funds in which the fund invests, if any.
[2]	Annualized.
How did the fund perform over the last six months?*

For the period of April 1, 2024 to September 30, 2024, the fund (Class A shares) returned 10.00%, underperforming the fund's benchmark, the S&P 500 Index, which returned 10.42% for the same period and outperforming the fund's secondary index, the Dow Jones Industrial Average, which returned 7.35% for the same period.

The fund's broad-based securities market index was changed from the Dow Jones Industrial Average to the S&P 500 Index to comply with the regulation that requires the fund's broad-based securities market index to represent the overall applicable market.

What factors materially affected the fund's performance over the last six months?

The sectors that contributed the most to the return of the Dow Jones Industrial Average (the "Index") were Financials, Health Care, and Information Technology. Those that detracted the most were Communication Services, Energy, and Materials. The holdings that contributed the most to return of the Index were UnitedHealth Group, Inc., Goldman Sachs Group, Inc., and Apple, Inc. Those that detracted the most were Boeing Co., Salesforce, Inc., and Walt Disney Co. The fund maintained a daily correlation of over 99% to its benchmark of 200% of the daily price movement of the Dow Jones Industrial Average.

How did the fund perform over the last 10 years?

Cumulative performance* for the fund's most recently completed 10 years (as of 9.30.24), assuming a $10,000 initial investment.

Average Annual Total Returns* as of 9.30.24
	6 Month†	One Year	Five Years	Ten Years
Class A (without sales charge)	10.00%	51.52%	14.02%	16.65%
Class A (with sales charge)‡	4.78%	44.32%	12.92%	16.09%
S&P 500 Index	10.42%	36.35%	15.98%	13.38%
Dow Jones Industrial Average	7.35%	28.85%	11.78%	12.03%

The fund's past performance is not a good predictor of the fund's future performance. Visit GuggenheimInvestments.com/mutual-funds/performance for more recent performance information.

Fund Statistics as of 9.30.24
Net Assets	$40,792,303
Total Number of Portfolio Holdings	40
Portfolio Turnover Rate	377%

*	The investment return and principal value of an investment in the fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The S&P 500 Index and the Dow Jones Industrial Average are unmanaged indices and, unlike the fund, have no management fees or operating expenses to reduce their reported returns.
†	6 month returns are not annualized.
‡	Fund returns are calculated using the maximum sales charge of 4.75%.

Guggenheim Investments	1

Dow 2x Strategy Fund | Class A | RYLDX	Semi-Annual Shareholder Report | September 30, 2024

What did the fund invest in?
Holdings Diversification1 (Market Exposure as a % of Net Assets) as of 9.30.24
10 Largest Holdings2 (as a % of Net Assets) as of 9.30.24

UnitedHealth Group, Inc.	7.7%
Goldman Sachs Group, Inc.	6.5%
Microsoft Corp.	5.6%
Home Depot, Inc.	5.3%
Caterpillar, Inc.	5.1%
Amgen, Inc.	4.2%
McDonald's Corp.	4.0%
Visa, Inc. — Class A	3.6%
Salesforce, Inc.	3.6%
American Express Co.	3.6%
Top 10 Total	49.2%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

What changes in or disagreements with accountants occurred?

There were no changes in or disagreements with fund accountants for the period.

Availability of Additional Information.

For additional information, including the fund's prospectus, financial information, holdings and proxy voting information, go to https://www.guggenheiminvestments.com/mutual-funds/literature or, call 800 820 0888.

SAR-RYLDX-093024

Guggenheim Investments	2

Dow 2x Strategy Fund

Class C | RYCYX

Semi-Annual Shareholder Report | 9.30.24

This semi-annual shareholder report contains important information about the Dow 2x Strategy Fund for the period of April 1, 2024 to September 30, 2024. You can find additional information about the fund at https://www.guggenheiminvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.

What were the fund costs for the last six months?1
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class C	$132	2.52%[2]
[1]	Excludes expenses of the underlying funds in which the fund invests, if any.
[2]	Annualized.
How did the fund perform over the last six months?*

For the period of April 1, 2024 to September 30, 2024, the fund (Class C shares) returned 9.59%, underperforming the fund's benchmark, the S&P 500 Index, which returned 10.42% for the same period and outperforming the fund's secondary index, the Dow Jones Industrial Average, which returned 7.35% for the same period.

The fund's broad-based securities market index was changed from the Dow Jones Industrial Average to the S&P 500 Index to comply with the regulation that requires the fund's broad-based securities market index to represent the overall applicable market.

What factors materially affected the fund's performance over the last six months?

The sectors that contributed the most to the return of the Dow Jones Industrial Average (the "Index") were Financials, Health Care, and Information Technology. Those that detracted the most were Communication Services, Energy, and Materials. The holdings that contributed the most to return of the Index were UnitedHealth Group, Inc., Goldman Sachs Group, Inc., and Apple, Inc. Those that detracted the most were Boeing Co., Salesforce, Inc., and Walt Disney Co. The fund maintained a daily correlation of over 99% to its benchmark of 200% of the daily price movement of the Dow Jones Industrial Average.

How did the fund perform over the last 10 years?

Cumulative performance* for the fund's most recently completed 10 years (as of 9.30.24), assuming a $10,000 initial investment.

Average Annual Total Returns* as of 9.30.24
	6 Month†	One Year	Five Years	Ten Years
Class C (without CDSC)	9.59%	50.38%	13.18%	15.79%
Class C (with CDSC)§	8.59%	49.38%	13.18%	15.79%
S&P 500 Index	10.42%	36.35%	15.98%	13.38%
Dow Jones Industrial Average	7.35%	28.85%	11.78%	12.03%

The fund's past performance is not a good predictor of the fund's future performance. Visit GuggenheimInvestments.com/mutual-funds/performance for more recent performance information.

Fund Statistics as of 9.30.24
Net Assets	$40,792,303
Total Number of Portfolio Holdings	40
Portfolio Turnover Rate	377%

*	The investment return and principal value of an investment in the fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The S&P 500 Index and the Dow Jones Industrial Average are unmanaged indices and, unlike the fund, have no management fees or operating expenses to reduce their reported returns.
†	6 month returns are not annualized.
§	Fund returns include a CDSC of 1% if redeemed within 12 months of purchase.

Guggenheim Investments	1

Dow 2x Strategy Fund | Class C | RYCYX	Semi-Annual Shareholder Report | September 30, 2024

What did the fund invest in?
Holdings Diversification1 (Market Exposure as a % of Net Assets) as of 9.30.24
10 Largest Holdings2 (as a % of Net Assets) as of 9.30.24

UnitedHealth Group, Inc.	7.7%
Goldman Sachs Group, Inc.	6.5%
Microsoft Corp.	5.6%
Home Depot, Inc.	5.3%
Caterpillar, Inc.	5.1%
Amgen, Inc.	4.2%
McDonald's Corp.	4.0%
Visa, Inc. — Class A	3.6%
Salesforce, Inc.	3.6%
American Express Co.	3.6%
Top 10 Total	49.2%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

What changes in or disagreements with accountants occurred?

There were no changes in or disagreements with fund accountants for the period.

Availability of Additional Information.

For additional information, including the fund's prospectus, financial information, holdings and proxy voting information, go to https://www.guggenheiminvestments.com/mutual-funds/literature or, call 800 820 0888.

SAR-RYCYX-093024

Guggenheim Investments	2

Dow 2x Strategy Fund

Class H | RYCVX

Semi-Annual Shareholder Report | 9.30.24

This semi-annual shareholder report contains important information about the Dow 2x Strategy Fund for the period of April 1, 2024 to September 30, 2024. You can find additional information about the fund at https://www.guggenheiminvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.

What were the fund costs for the last six months?1
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class H	$93	1.76%[2]
[1]	Excludes expenses of the underlying funds in which the fund invests, if any.
[2]	Annualized.
How did the fund perform over the last six months?*

For the period of April 1, 2024 to September 30, 2024, the fund (Class H shares) returned 10.00%, underperforming the fund's benchmark, the S&P 500 Index, which returned 10.42% for the same period and outperforming the fund's secondary index, the Dow Jones Industrial Average, which returned 7.35% for the same period.

The fund's broad-based securities market index was changed from the Dow Jones Industrial Average to the S&P 500 Index to comply with the regulation that requires the fund's broad-based securities market index to represent the overall applicable market.

What factors materially affected the fund's performance over the last six months?

The sectors that contributed the most to the return of the Dow Jones Industrial Average (the "Index") were Financials, Health Care, and Information Technology. Those that detracted the most were Communication Services, Energy, and Materials. The holdings that contributed the most to return of the Index were UnitedHealth Group, Inc., Goldman Sachs Group, Inc., and Apple, Inc. Those that detracted the most were Boeing Co., Salesforce, Inc., and Walt Disney Co. The fund maintained a daily correlation of over 99% to its benchmark of 200% of the daily price movement of the Dow Jones Industrial Average.

How did the fund perform over the last 10 years?

Cumulative performance* for the fund's most recently completed 10 years (as of 9.30.24), assuming a $10,000 initial investment.

Average Annual Total Returns* as of 9.30.24
	6 Month†	One Year	Five Years	Ten Years
Class H	10.00%	51.51%	14.01%	16.64%
S&P 500 Index	10.42%	36.35%	15.98%	13.38%
Dow Jones Industrial Average	7.35%	28.85%	11.78%	12.03%

The fund's past performance is not a good predictor of the fund's future performance. Visit GuggenheimInvestments.com/mutual-funds/performance for more recent performance information.

Fund Statistics as of 9.30.24
Net Assets	$40,792,303
Total Number of Portfolio Holdings	40
Portfolio Turnover Rate	377%

*	The investment return and principal value of an investment in the fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The S&P 500 Index and the Dow Jones Industrial Average are unmanaged indices and, unlike the fund, have no management fees or operating expenses to reduce their reported returns.
†	6 month returns are not annualized.

Guggenheim Investments	1

Dow 2x Strategy Fund | Class H | RYCVX	Semi-Annual Shareholder Report | September 30, 2024

What did the fund invest in?
Holdings Diversification1 (Market Exposure as a % of Net Assets) as of 9.30.24
10 Largest Holdings2 (as a % of Net Assets) as of 9.30.24

UnitedHealth Group, Inc.	7.7%
Goldman Sachs Group, Inc.	6.5%
Microsoft Corp.	5.6%
Home Depot, Inc.	5.3%
Caterpillar, Inc.	5.1%
Amgen, Inc.	4.2%
McDonald's Corp.	4.0%
Visa, Inc. — Class A	3.6%
Salesforce, Inc.	3.6%
American Express Co.	3.6%
Top 10 Total	49.2%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

What changes in or disagreements with accountants occurred?

There were no changes in or disagreements with fund accountants for the period.

Availability of Additional Information.

For additional information, including the fund's prospectus, financial information, holdings and proxy voting information, go to https://www.guggenheiminvestments.com/mutual-funds/literature or, call 800 820 0888.

SAR-RYCVX-093024

Guggenheim Investments	2

Inverse Dow 2x Strategy Fund

Class A | RYIDX

Semi-Annual Shareholder Report | 9.30.24

This semi-annual shareholder report contains important information about the Inverse Dow 2x Strategy Fund for the period of April 1, 2024 to September 30, 2024. You can find additional information about the fund at https://www.guggenheiminvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.

What were the fund costs for the last six months?1
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class A	$86	1.80%[2]
[1]	Excludes expenses of the underlying funds in which the fund invests, if any.
[2]	Annualized.
How did the fund perform over the last six months?*

For the period of April 1, 2024 to September 30, 2024, the fund (Class A shares) returned -8.70%, underperforming the fund's benchmark, the S&P 500 Index, which returned 10.42% for the same period and underperforming the fund's secondary index, the Dow Jones Industrial Average, which returned 7.35% for the same period.

The fund's broad-based securities market index was changed from the Dow Jones Industrial Average to the S&P 500 Index to comply with the regulation that requires the fund's broad-based securities market index to represent the overall applicable market.

What factors materially affected the fund's performance over the last six months?

The sectors that contributed the most to the return of the Dow Jones Industrial Average (the "Index") were Financials, Health Care, and Information Technology. Those that detracted the most were Communication Services, Energy, and Materials. The holdings that contributed the most to return of the Index were UnitedHealth Group, Inc., Goldman Sachs Group, Inc., and Apple, Inc. Those that detracted the most were Boeing Co., Salesforce, Inc., and Walt Disney Co. The fund maintained a daily correlation of over 99% to its benchmark of -200% of the daily price movement of the Dow Jones Industrial Average.

How did the fund perform over the last 10 years?

Cumulative performance* for the fund's most recently completed 10 years (as of 9.30.24), assuming a $10,000 initial investment.

Average Annual Total Returns* as of 9.30.24
	6 Month†	One Year	Five Years	Ten Years
Class A (without sales charge)	-8.70%	-32.86%	-25.79%	-24.98%
Class A (with sales charge)‡	-13.04%	-36.04%	-26.51%	-25.34%
S&P 500 Index	10.42%	36.35%	15.98%	13.38%
Dow Jones Industrial Average	7.35%	28.85%	11.78%	12.03%

The fund's past performance is not a good predictor of the fund's future performance. Visit GuggenheimInvestments.com/mutual-funds/performance for more recent performance information.

Fund Statistics as of 9.30.24
Net Assets	$3,504,810
Total Number of Portfolio Holdings	7
Portfolio Turnover Rate	0%

*

The investment return and principal value of an investment in the fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The S&P 500 Index and the Dow Jones Industrial Average are unmanaged indices and, unlike the fund, have no management fees or operating expenses to reduce their reported returns.

†	6 month returns are not annualized.
‡	Fund returns are calculated using the maximum sales charge of 4.75%.

Guggenheim Investments	1

Inverse Dow 2x Strategy Fund | Class A | RYIDX	Semi-Annual Shareholder Report | September 30, 2024

What did the fund invest in?
Holdings Diversification1 (Market Exposure as a % of Net Assets) as of 9.30.24

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

What changes in or disagreements with accountants occurred?

There were no changes in or disagreements with fund accountants for the period.

Availability of Additional Information.

For additional information, including the fund's prospectus, financial information, holdings and proxy voting information, go to https://www.guggenheiminvestments.com/mutual-funds/literature or, call 800 820 0888.

SAR-RYIDX-093024

Guggenheim Investments	2

Inverse Dow 2x Strategy Fund

Class C | RYCZX

Semi-Annual Shareholder Report | 9.30.24

This semi-annual shareholder report contains important information about the Inverse Dow 2x Strategy Fund for the period of April 1, 2024 to September 30, 2024. You can find additional information about the fund at https://www.guggenheiminvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.

What were the fund costs for the last six months?1
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class C	$123	2.56%[2]
[1]	Excludes expenses of the underlying funds in which the fund invests, if any.
[2]	Annualized.
How did the fund perform over the last six months?*

For the period of April 1, 2024 to September 30, 2024, the fund (Class C shares) returned -9.03%, underperforming the fund's benchmark, the S&P 500 Index, which returned 10.42% for the same period and underperforming the fund's secondary index, the Dow Jones Industrial Average, which returned 7.35% for the same period.

The fund's broad-based securities market index was changed from the Dow Jones Industrial Average to the S&P 500 Index to comply with the regulation that requires the fund's broad-based securities market index to represent the overall applicable market.

What factors materially affected the fund's performance over the last six months?

The sectors that contributed the most to the return of the Dow Jones Industrial Average (the "Index") were Financials, Health Care, and Information Technology. Those that detracted the most were Communication Services, Energy, and Materials. The holdings that contributed the most to return of the Index were UnitedHealth Group, Inc., Goldman Sachs Group, Inc., and Apple, Inc. Those that detracted the most were Boeing Co., Salesforce, Inc., and Walt Disney Co. The fund maintained a daily correlation of over 99% to its benchmark of -200% of the daily price movement of the Dow Jones Industrial Average.

How did the fund perform over the last 10 years?

Cumulative performance* for the fund's most recently completed 10 years (as of 9.30.24), assuming a $10,000 initial investment.

Average Annual Total Returns* as of 9.30.24
	6 Month†	One Year	Five Years	Ten Years
Class C (without CDSC)	-9.03%	-33.34%	-26.33%	-25.53%
Class C (with CDSC)§	-9.94%	-34.01%	-26.33%	-25.53%
S&P 500 Index	10.42%	36.35%	15.98%	13.38%
Dow Jones Industrial Average	7.35%	28.85%	11.78%	12.03%

The fund's past performance is not a good predictor of the fund's future performance. Visit GuggenheimInvestments.com/mutual-funds/performance for more recent performance information.

Fund Statistics as of 9.30.24
Net Assets	$3,504,810
Total Number of Portfolio Holdings	7
Portfolio Turnover Rate	0%

*

The investment return and principal value of an investment in the fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The S&P 500 Index and the Dow Jones Industrial Average are unmanaged indices and, unlike the fund, have no management fees or operating expenses to reduce their reported returns.

†	6 month returns are not annualized.
§	Fund returns include a CDSC of 1% if redeemed within 12 months of purchase.

Guggenheim Investments	1

Inverse Dow 2x Strategy Fund | Class C | RYCZX	Semi-Annual Shareholder Report | September 30, 2024

What did the fund invest in?
Holdings Diversification1 (Market Exposure as a % of Net Assets) as of 9.30.24

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

What changes in or disagreements with accountants occurred?

There were no changes in or disagreements with fund accountants for the period.

Availability of Additional Information.

For additional information, including the fund's prospectus, financial information, holdings and proxy voting information, go to https://www.guggenheiminvestments.com/mutual-funds/literature or, call 800 820 0888.

SAR-RYCZX-093024

Guggenheim Investments	2

Inverse Dow 2x Strategy Fund

Class H | RYCWX

Semi-Annual Shareholder Report | 9.30.24

This semi-annual shareholder report contains important information about the Inverse Dow 2x Strategy Fund for the period of April 1, 2024 to September 30, 2024. You can find additional information about the fund at https://www.guggenheiminvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.

What were the fund costs for the last six months?1
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class H	$90	1.87%[2]
[1]	Excludes expenses of the underlying funds in which the fund invests, if any.
[2]	Annualized.
How did the fund perform over the last six months?*

For the period of April 1, 2024 to September 30, 2024, the fund (Class H shares) returned -8.77%, underperforming the fund's benchmark, the S&P 500 Index, which returned 10.42% for the same period and underperforming the fund's secondary index, the Dow Jones Industrial Average, which returned 7.35% for the same period.

The fund's broad-based securities market index was changed from the Dow Jones Industrial Average to the S&P 500 Index to comply with the regulation that requires the fund's broad-based securities market index to represent the overall applicable market.

What factors materially affected the fund's performance over the last six months?

The sectors that contributed the most to the return of the Dow Jones Industrial Average (the "Index") were Financials, Health Care, and Information Technology. Those that detracted the most were Communication Services, Energy, and Materials. The holdings that contributed the most to return of the Index were UnitedHealth Group, Inc., Goldman Sachs Group, Inc., and Apple, Inc. Those that detracted the most were Boeing Co., Salesforce, Inc., and Walt Disney Co. The fund maintained a daily correlation of over 99% to its benchmark of -200% of the daily price movement of the Dow Jones Industrial Average.

How did the fund perform over the last 10 years?

Cumulative performance* for the fund's most recently completed 10 years (as of 9.30.24), assuming a $10,000 initial investment.

Average Annual Total Returns* as of 9.30.24
	6 Month†	One Year	Five Years	Ten Years
Class H	-8.77%	-32.91%	-25.81%	-24.98%
S&P 500 Index	10.42%	36.35%	15.98%	13.38%
Dow Jones Industrial Average	7.35%	28.85%	11.78%	12.03%

The fund's past performance is not a good predictor of the fund's future performance. Visit GuggenheimInvestments.com/mutual-funds/performance for more recent performance information.

Fund Statistics as of 9.30.24
Net Assets	$3,504,810
Total Number of Portfolio Holdings	7
Portfolio Turnover Rate	0%

*

The investment return and principal value of an investment in the fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The S&P 500 Index and the Dow Jones Industrial Average are unmanaged indices and, unlike the fund, have no management fees or operating expenses to reduce their reported returns.

†	6 month returns are not annualized.

Guggenheim Investments	1

Inverse Dow 2x Strategy Fund | Class H | RYCWX	Semi-Annual Shareholder Report | September 30, 2024

What did the fund invest in?
Holdings Diversification1 (Market Exposure as a % of Net Assets) as of 9.30.24

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

What changes in or disagreements with accountants occurred?

There were no changes in or disagreements with fund accountants for the period.

Availability of Additional Information.

For additional information, including the fund's prospectus, financial information, holdings and proxy voting information, go to https://www.guggenheiminvestments.com/mutual-funds/literature or, call 800 820 0888.

SAR-RYCWX-093024

Guggenheim Investments	2

Russell 2000® 2x Strategy Fund

Class A | RYRUX

Semi-Annual Shareholder Report | 9.30.24

This semi-annual shareholder report contains important information about the Russell 2000® 2x Strategy Fund for the period of April 1, 2024 to September 30, 2024. You can find additional information about the fund at https://www.guggenheiminvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.

What were the fund costs for the last six months?1
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class A	$95	1.85%[2]
[1]	Excludes expenses of the underlying funds in which the fund invests, if any.
[2]	Annualized.
How did the fund perform over the last six months?*

For the period of April 1, 2024 to September 30, 2024, the fund (Class A shares) returned 5.62%, underperforming the fund's benchmark, the S&P 500 Index, which returned 10.42% for the same period and underperforming the fund's secondary index, the Russell 2000 Index, which returned 5.69% for the same period.

The fund's broad-based securities market index was changed from the Russell 2000 Index to the S&P 500 Index to comply with the regulation that requires the fund's broad-based securities market index to represent the overall applicable market.

What factors materially affected the fund's performance over the last six months?

The sectors that contributed the most to the return of the Russell 2000 Index (the "Index") were Financials, Health Care, and Real Estate. The only sector that detracted was Energy. The holdings that contributed the most to the Index were Insmed, Inc., FTAI Aviation Ltd., and Lumen Technologies, Inc. Those that detracted the most were Super Micro Computer, Inc., MicroStrategy, Inc. - Class A, and Atkore, Inc. The Fund maintained a daily correlation of over 99% to its benchmark of 200% of the daily price movement of the Russell 2000 Index.

How did the fund perform over the last 10 years?

Cumulative performance* for the fund's most recently completed 10 years (as of 9.30.24), assuming a $10,000 initial investment.

Average Annual Total Returns* as of 9.30.24
	6 Month†	One Year	Five Years	Ten Years
Class A (without sales charge)	5.62%	43.06%	5.90%	8.05%
Class A (with sales charge)‡	0.60%	36.27%	4.87%	7.53%
S&P 500 Index	10.42%	36.35%	15.98%	13.38%
Russell 2000 Index	5.69%	26.76%	9.39%	9.13%

The fund's past performance is not a good predictor of the fund's future performance. Visit GuggenheimInvestments.com/mutual-funds/performance for more recent performance information.

Fund Statistics as of 9.30.24
Net Assets	$55,668,032
Total Number of Portfolio Holdings	2,002
Portfolio Turnover Rate	13%

*	The investment return and principal value of an investment in the fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The S&P 500 Index and the Russell 2000 Index are unmanaged indices and, unlike the fund, have no management fees or operating expenses to reduce their reported returns.
†	6 month returns are not annualized.
‡	Fund returns are calculated using the maximum sales charge of 4.75%.

Guggenheim Investments	1

Russell 2000® 2x Strategy Fund | Class A | RYRUX	Semi-Annual Shareholder Report | September 30, 2024

What did the fund invest in?
Holdings Diversification1 (Market Exposure as a % of Net Assets) as of 9.30.24
10 Largest Holdings2 (as a % of Net Assets) as of 9.30.24

United States Treasury Floating Rate Note, 4.73%	7.2%
Vanguard Russell 2000 ETF	0.5%
iShares Russell 2000 Index ETF	0.4%
Vaxcyte, Inc.	0.2%
FTAI Aviation Ltd.	0.2%
Insmed, Inc.	0.2%
Sprouts Farmers Market, Inc.	0.2%
Fabrinet	0.1%
Applied Industrial Technologies, Inc.	0.1%
Mueller Industries, Inc.	0.1%
Top 10 Total	9.2%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

What changes in or disagreements with accountants occurred?

There were no changes in or disagreements with fund accountants for the period.

Availability of Additional Information.

For additional information, including the fund's prospectus, financial information, holdings and proxy voting information, go to https://www.guggenheiminvestments.com/mutual-funds/literature or, call 800 820 0888.

SAR-RYRUX-093024

Guggenheim Investments	2

Russell 2000® 2x Strategy Fund

Class C | RYRLX

Semi-Annual Shareholder Report | 9.30.24

This semi-annual shareholder report contains important information about the Russell 2000® 2x Strategy Fund for the period of April 1, 2024 to September 30, 2024. You can find additional information about the fund at https://www.guggenheiminvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.

What were the fund costs for the last six months?1
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class C	$134	2.60%[2]
[1]	Excludes expenses of the underlying funds in which the fund invests, if any.
[2]	Annualized.
How did the fund perform over the last six months?*

For the period of April 1, 2024 to September 30, 2024, the fund (Class C shares) returned 5.22%, underperforming the fund's benchmark, the S&P 500 Index, which returned 10.42% for the same period and underperforming the fund's secondary index, the Russell 2000 Index, which returned 5.69% for the same period.

The fund's broad-based securities market index was changed from the Russell 2000 Index to the S&P 500 Index to comply with the regulation that requires the fund's broad-based securities market index to represent the overall applicable market.

What factors materially affected the fund's performance over the last six months?

The sectors that contributed the most to the return of the Russell 2000 Index (the "Index") were Financials, Health Care, and Real Estate. The only sector that detracted was Energy. The holdings that contributed the most to the Index were Insmed, Inc., FTAI Aviation Ltd., and Lumen Technologies, Inc. Those that detracted the most were Super Micro Computer, Inc., MicroStrategy, Inc. - Class A, and Atkore, Inc. The Fund maintained a daily correlation of over 99% to its benchmark of 200% of the daily price movement of the Russell 2000 Index.

How did the fund perform over the last 10 years?

Cumulative performance* for the fund's most recently completed 10 years (as of 9.30.24), assuming a $10,000 initial investment.

Average Annual Total Returns* as of 9.30.24
	6 Month†	One Year	Five Years	Ten Years
Class C (without CDSC)	5.22%	41.99%	5.11%	7.25%
Class C (with CDSC)§	4.22%	40.99%	5.11%	7.25%
S&P 500 Index	10.42%	36.35%	15.98%	13.38%
Russell 2000 Index	5.69%	26.76%	9.39%	9.13%

The fund's past performance is not a good predictor of the fund's future performance. Visit GuggenheimInvestments.com/mutual-funds/performance for more recent performance information.

Fund Statistics as of 9.30.24
Net Assets	$55,668,032
Total Number of Portfolio Holdings	2,002
Portfolio Turnover Rate	13%

*	The investment return and principal value of an investment in the fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The S&P 500 Index and the Russell 2000 Index are unmanaged indices and, unlike the fund, have no management fees or operating expenses to reduce their reported returns.
†	6 month returns are not annualized.
§	Fund returns include a CDSC of 1% if redeemed within 12 months of purchase.

Guggenheim Investments	1

Russell 2000® 2x Strategy Fund | Class C | RYRLX	Semi-Annual Shareholder Report | September 30, 2024

What did the fund invest in?
Holdings Diversification1 (Market Exposure as a % of Net Assets) as of 9.30.24
10 Largest Holdings2 (as a % of Net Assets) as of 9.30.24

United States Treasury Floating Rate Note, 4.73%	7.2%
Vanguard Russell 2000 ETF	0.5%
iShares Russell 2000 Index ETF	0.4%
Vaxcyte, Inc.	0.2%
FTAI Aviation Ltd.	0.2%
Insmed, Inc.	0.2%
Sprouts Farmers Market, Inc.	0.2%
Fabrinet	0.1%
Applied Industrial Technologies, Inc.	0.1%
Mueller Industries, Inc.	0.1%
Top 10 Total	9.2%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

What changes in or disagreements with accountants occurred?

There were no changes in or disagreements with fund accountants for the period.

Availability of Additional Information.

For additional information, including the fund's prospectus, financial information, holdings and proxy voting information, go to https://www.guggenheiminvestments.com/mutual-funds/literature or, call 800 820 0888.

SAR-RYRLX-093024

Guggenheim Investments	2

Russell 2000® 2x Strategy Fund

Class H | RYRSX

Semi-Annual Shareholder Report | 9.30.24

This semi-annual shareholder report contains important information about the Russell 2000® 2x Strategy Fund for the period of April 1, 2024 to September 30, 2024. You can find additional information about the fund at https://www.guggenheiminvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.

What were the fund costs for the last six months?1
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class H	$96	1.86%[2]
[1]	Excludes expenses of the underlying funds in which the fund invests, if any.
[2]	Annualized.
How did the fund perform over the last six months?*

For the period of April 1, 2024 to September 30, 2024, the fund (Class H shares) returned 5.57%, underperforming the fund's benchmark, the S&P 500 Index, which returned 10.42% for the same period and underperforming the fund's secondary index, the Russell 2000 Index, which returned 5.69% for the same period.

The fund's broad-based securities market index was changed from the Russell 2000 Index to the S&P 500 Index to comply with the regulation that requires the fund's broad-based securities market index to represent the overall applicable market.

What factors materially affected the fund's performance over the last six months?

The sectors that contributed the most to the return of the Russell 2000 Index (the "Index") were Financials, Health Care, and Real Estate. The only sector that detracted was Energy. The holdings that contributed the most to the Index were Insmed, Inc., FTAI Aviation Ltd., and Lumen Technologies, Inc. Those that detracted the most were Super Micro Computer, Inc., MicroStrategy, Inc. - Class A, and Atkore, Inc. The Fund maintained a daily correlation of over 99% to its benchmark of 200% of the daily price movement of the Russell 2000 Index.

How did the fund perform over the last 10 years?

Cumulative performance* for the fund's most recently completed 10 years (as of 9.30.24), assuming a $10,000 initial investment.

Average Annual Total Returns* as of 9.30.24
	6 Month†	One Year	Five Years	Ten Years
Class H	5.57%	42.95%	5.82%	7.97%
S&P 500 Index	10.42%	36.35%	15.98%	13.38%
Russell 2000 Index	5.69%	26.76%	9.39%	9.13%

The fund's past performance is not a good predictor of the fund's future performance. Visit GuggenheimInvestments.com/mutual-funds/performance for more recent performance information.

Fund Statistics as of 9.30.24
Net Assets	$55,668,032
Total Number of Portfolio Holdings	2,002
Portfolio Turnover Rate	13%

*	The investment return and principal value of an investment in the fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The S&P 500 Index and the Russell 2000 Index are unmanaged indices and, unlike the fund, have no management fees or operating expenses to reduce their reported returns.
†	6 month returns are not annualized.

Guggenheim Investments	1

Russell 2000® 2x Strategy Fund | Class H | RYRSX	Semi-Annual Shareholder Report | September 30, 2024

What did the fund invest in?
Holdings Diversification1 (Market Exposure as a % of Net Assets) as of 9.30.24
10 Largest Holdings2 (as a % of Net Assets) as of 9.30.24

United States Treasury Floating Rate Note, 4.73%	7.2%
Vanguard Russell 2000 ETF	0.5%
iShares Russell 2000 Index ETF	0.4%
Vaxcyte, Inc.	0.2%
FTAI Aviation Ltd.	0.2%
Insmed, Inc.	0.2%
Sprouts Farmers Market, Inc.	0.2%
Fabrinet	0.1%
Applied Industrial Technologies, Inc.	0.1%
Mueller Industries, Inc.	0.1%
Top 10 Total	9.2%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

What changes in or disagreements with accountants occurred?

There were no changes in or disagreements with fund accountants for the period.

Availability of Additional Information.

For additional information, including the fund's prospectus, financial information, holdings and proxy voting information, go to https://www.guggenheiminvestments.com/mutual-funds/literature or, call 800 820 0888.

SAR-RYRSX-093024

Guggenheim Investments	2

Inverse Russell 2000® 2x Strategy Fund

Class A | RYIUX

Semi-Annual Shareholder Report | 9.30.24

This semi-annual shareholder report contains important information about the Inverse Russell 2000® 2x Strategy Fund for the period of April 1, 2024 to September 30, 2024. You can find additional information about the fund at https://www.guggenheiminvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.

What were the fund costs for the last six months?1
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class A	$84	1.77%[2]
[1]	Excludes expenses of the underlying funds in which the fund invests, if any.
[2]	Annualized.
How did the fund perform over the last six months?*

For the period of April 1, 2024 to September 30, 2024, the fund (Class A shares) returned -10.35%, underperforming the fund's benchmark, the S&P 500 Index, which returned 10.42% for the same period and underperforming the fund's secondary index, the Russell 2000 Index, which returned 5.69% for the same period.

The fund's broad-based securities market index was changed from the Russell 2000 Index to the S&P 500 Index to comply with the regulation that requires the fund's broad-based securities market index to represent the overall applicable market.

What factors materially affected the fund's performance over the last six months?

The sectors that contributed the most to the return of the Russell 2000 Index (the "Index") were Financials, Health Care, and Real Estate. The only sector that detracted was Energy. The holdings that contributed the most to the Index were Insmed, Inc., FTAI Aviation Ltd., and Lumen Technologies, Inc. Those that detracted the most were Super Micro Computer, Inc., MicroStrategy, Inc. - Class A, and Atkore, Inc. The Fund maintained a daily correlation of over 99% to its benchmark of -200% of the daily price movement of the Russell 2000 Index.

How did the fund perform over the last 10 years?

Cumulative performance* for the fund's most recently completed 10 years (as of 9.30.24), assuming a $10,000 initial investment.

Average Annual Total Returns* as of 9.30.24
	6 Month†	One Year	Five Years	Ten Years
Class A (without sales charge)	-10.35%	-38.01%	-30.43%	-25.80%
Class A (with sales charge)‡	-14.61%	-40.94%	-31.10%	-26.16%
S&P 500 Index	10.42%	36.35%	15.98%	13.38%
Russell 2000 Index	5.69%	26.76%	9.39%	9.13%

The fund's past performance is not a good predictor of the fund's future performance. Visit GuggenheimInvestments.com/mutual-funds/performance for more recent performance information.

Fund Statistics as of 9.30.24
Net Assets	$4,618,350
Total Number of Portfolio Holdings	8
Portfolio Turnover Rate	0%

*	The investment return and principal value of an investment in the fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The S&P 500 Index and the Russell 2000 Index are unmanaged indices and, unlike the fund, have no management fees or operating expenses to reduce their reported returns.
†	6 month returns are not annualized.
‡	Fund returns are calculated using the maximum sales charge of 4.75%.

Guggenheim Investments	1

Inverse Russell 2000® 2x Strategy Fund | Class A | RYIUX	Semi-Annual Shareholder Report | September 30, 2024

What did the fund invest in?
Holdings Diversification1 (Market Exposure as a % of Net Assets) as of 9.30.24

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

What changes in or disagreements with accountants occurred?

There were no changes in or disagreements with fund accountants for the period.

Availability of Additional Information.

For additional information, including the fund's prospectus, financial information, holdings and proxy voting information, go to https://www.guggenheiminvestments.com/mutual-funds/literature or, call 800 820 0888.

SAR-RYIUX-093024

Guggenheim Investments	2

Inverse Russell 2000® 2x Strategy Fund

Class C | RYIZX

Semi-Annual Shareholder Report | 9.30.24

This semi-annual shareholder report contains important information about the Inverse Russell 2000® 2x Strategy Fund for the period of April 1, 2024 to September 30, 2024. You can find additional information about the fund at https://www.guggenheiminvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.

What were the fund costs for the last six months?1
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class C	$119	2.51%[2]
[1]	Excludes expenses of the underlying funds in which the fund invests, if any.
[2]	Annualized.
How did the fund perform over the last six months?*

For the period of April 1, 2024 to September 30, 2024, the fund (Class C shares) returned -10.73%, underperforming the fund's benchmark, the S&P 500 Index, which returned 10.42% for the same period and underperforming the fund's secondary index, the Russell 2000 Index, which returned 5.69% for the same period.

The fund's broad-based securities market index was changed from the Russell 2000 Index to the S&P 500 Index to comply with the regulation that requires the fund's broad-based securities market index to represent the overall applicable market.

What factors materially affected the fund's performance over the last six months?

The sectors that contributed the most to the return of the Russell 2000 Index (the "Index") were Financials, Health Care, and Real Estate. The only sector that detracted was Energy. The holdings that contributed the most to the Index were Insmed, Inc., FTAI Aviation Ltd., and Lumen Technologies, Inc. Those that detracted the most were Super Micro Computer, Inc., MicroStrategy, Inc. - Class A, and Atkore, Inc. The Fund maintained a daily correlation of over 99% to its benchmark of -200% of the daily price movement of the Russell 2000 Index.

How did the fund perform over the last 10 years?

Cumulative performance* for the fund's most recently completed 10 years (as of 9.30.24), assuming a $10,000 initial investment.

Average Annual Total Returns* as of 9.30.24
	6 Month†	One Year	Five Years	Ten Years
Class C (without CDSC)	-10.73%	-38.46%	-30.96%	-26.36%
Class C (with CDSC)§	-11.62%	-39.06%	-30.96%	-26.36%
S&P 500 Index	10.42%	36.35%	15.98%	13.38%
Russell 2000 Index	5.69%	26.76%	9.39%	9.13%

The fund's past performance is not a good predictor of the fund's future performance. Visit GuggenheimInvestments.com/mutual-funds/performance for more recent performance information.

Fund Statistics as of 9.30.24
Net Assets	$4,618,350
Total Number of Portfolio Holdings	8
Portfolio Turnover Rate	0%

*	The investment return and principal value of an investment in the fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The S&P 500 Index and the Russell 2000 Index are unmanaged indices and, unlike the fund, have no management fees or operating expenses to reduce their reported returns.
†	6 month returns are not annualized.
§	Fund returns include a CDSC of 1% if redeemed within 12 months of purchase.

Guggenheim Investments	1

Inverse Russell 2000® 2x Strategy Fund | Class C | RYIZX	Semi-Annual Shareholder Report | September 30, 2024

What did the fund invest in?
Holdings Diversification1 (Market Exposure as a % of Net Assets) as of 9.30.24

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

What changes in or disagreements with accountants occurred?

There were no changes in or disagreements with fund accountants for the period.

Availability of Additional Information.

For additional information, including the fund's prospectus, financial information, holdings and proxy voting information, go to https://www.guggenheiminvestments.com/mutual-funds/literature or, call 800 820 0888.

SAR-RYIZX-093024

Guggenheim Investments	2

Inverse Russell 2000® 2x Strategy Fund

Class H | RYIRX

Semi-Annual Shareholder Report | 9.30.24

This semi-annual shareholder report contains important information about the Inverse Russell 2000® 2x Strategy Fund for the period of April 1, 2024 to September 30, 2024. You can find additional information about the fund at https://www.guggenheiminvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.

What were the fund costs for the last six months?1
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class H	$88	1.84%[2]
[1]	Excludes expenses of the underlying funds in which the fund invests, if any.
[2]	Annualized.
How did the fund perform over the last six months?*

For the period of April 1, 2024 to September 30, 2024, the fund (Class H shares) returned -10.28%, underperforming the fund's benchmark, the S&P 500 Index, which returned 10.42% for the same period and underperforming the fund's secondary index, the Russell 2000 Index, which returned 5.69% for the same period.

The fund's broad-based securities market index was changed from the Russell 2000 Index to the S&P 500 Index to comply with the regulation that requires the fund's broad-based securities market index to represent the overall applicable market.

What factors materially affected the fund's performance over the last six months?

The sectors that contributed the most to the return of the Russell 2000 Index (the "Index") were Financials, Health Care, and Real Estate. The only sector that detracted was Energy. The holdings that contributed the most to the Index were Insmed, Inc., FTAI Aviation Ltd., and Lumen Technologies, Inc. Those that detracted the most were Super Micro Computer, Inc., MicroStrategy, Inc. - Class A, and Atkore, Inc. The Fund maintained a daily correlation of over 99% to its benchmark of -200% of the daily price movement of the Russell 2000 Index.

How did the fund perform over the last 10 years?

Cumulative performance* for the fund's most recently completed 10 years (as of 9.30.24), assuming a $10,000 initial investment.

Average Annual Total Returns* as of 9.30.24
	6 Month†	One Year	Five Years	Ten Years
Class H	-10.28%	-37.92%	-30.59%	-25.90%
S&P 500 Index	10.42%	36.35%	15.98%	13.38%
Russell 2000 Index	5.69%	26.76%	9.39%	9.13%

The fund's past performance is not a good predictor of the fund's future performance. Visit GuggenheimInvestments.com/mutual-funds/performance for more recent performance information.

Fund Statistics as of 9.30.24
Net Assets	$4,618,350
Total Number of Portfolio Holdings	8
Portfolio Turnover Rate	0%

*	The investment return and principal value of an investment in the fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The S&P 500 Index and the Russell 2000 Index are unmanaged indices and, unlike the fund, have no management fees or operating expenses to reduce their reported returns.
†	6 month returns are not annualized.

Guggenheim Investments	1

Inverse Russell 2000® 2x Strategy Fund | Class H | RYIRX	Semi-Annual Shareholder Report | September 30, 2024

What did the fund invest in?
Holdings Diversification1 (Market Exposure as a % of Net Assets) as of 9.30.24

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

What changes in or disagreements with accountants occurred?

There were no changes in or disagreements with fund accountants for the period.

Availability of Additional Information.

For additional information, including the fund's prospectus, financial information, holdings and proxy voting information, go to https://www.guggenheiminvestments.com/mutual-funds/literature or, call 800 820 0888.

SAR-RYIRX-093024

Guggenheim Investments	2

(b)	Not applicable

Item 2. Code of Ethics.

Not required at this time.

Item 3. Audit Committee Financial Expert.

Not required at this time.

Item 4. Principal Accountant Fees and Services.

Not required at this time.

Item 5. Audit Committee of Listed Registrants.

Not required at this time.

Item 6. Investments.

(a) The Schedule of Investments is included under Item 7 of this Form.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management

Investment Companies

9.30.2024

Rydex Funds Semi-Annual Financial Report

Domestic Equity Funds
S&P 500® 2x Strategy Fund
Inverse S&P 500® 2x Strategy Fund
NASDAQ-100® 2x Strategy Fund
Inverse NASDAQ-100® 2x Strategy Fund
Dow 2x Strategy Fund
Inverse Dow 2x Strategy Fund
Russell 2000® 2x Strategy Fund
Inverse Russell 2000® 2x Strategy Fund

GuggenheimInvestments.com	DYN-SEMI-0924x0325

This report and the financial statements contained herein are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

Distributed by Guggenheim Funds Distributors, LLC.

TABLE OF CONTENTS

ITEM 7: FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES (SEMI-ANNUAL FINANCIAL REPORT)
S&P 500® 2x STRATEGY FUND	2
INVERSE S&P 500® 2x STRATEGY FUND	13
NASDAQ-100® 2x STRATEGY FUND	19
INVERSE NASDAQ-100® 2x STRATEGY FUND	26
DOW 2x STRATEGY FUND	32
INVERSE DOW 2x STRATEGY FUND	38
RUSSELL 2000® 2x STRATEGY FUND	44
INVERSE RUSSELL 2000® 2x STRATEGY FUND	69
NOTES TO FINANCIAL STATEMENTS	75
OTHER INFORMATION	88
ITEM 8: CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES	90
ITEM 9: PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES	91
ITEM 10: RENUMERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES	92
ITEM 11: STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT	93

THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT | 1

SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2024
S&P 500® 2x STRATEGY FUND

	Shares	Value
COMMON STOCKS† - 83.5%

Technology - 25.7%
Apple, Inc.	52,555	$12,245,315
Microsoft Corp.	25,693	11,055,698
NVIDIA Corp.	85,033	10,326,407
Broadcom, Inc.	16,090	2,775,525
Oracle Corp.	5,525	941,460
Advanced Micro Devices, Inc.*	5,595	918,028
Salesforce, Inc.	3,349	916,655
Adobe, Inc.*	1,533	793,757
Accenture plc — Class A	2,165	765,284
International Business Machines Corp.	3,184	703,919
QUALCOMM, Inc.	3,851	654,863
Texas Instruments, Inc.	3,156	651,935
ServiceNow, Inc.*	712	636,806
Intuit, Inc.	966	599,886
Applied Materials, Inc.	2,862	578,267
Micron Technology, Inc.	3,833	397,520
Analog Devices, Inc.	1,715	394,742
Lam Research Corp.	451	368,052
KLA Corp.	465	360,101
Fiserv, Inc.*	1,990	357,503
Intel Corp.*	14,749	346,012
Synopsys, Inc.*	530	268,387
Palantir Technologies, Inc. — Class A*	6,961	258,949
Cadence Design Systems, Inc.*	946	256,394
Crowdstrike Holdings, Inc. — Class A*	798	223,815
NXP Semiconductor N.V.	881	211,449
Roper Technologies, Inc.	371	206,439
Autodesk, Inc.*	745	205,233
Fortinet, Inc.*	2,195	170,222
Fair Isaac Corp.*	85	165,199
TE Connectivity plc	1,051	158,690
MSCI, Inc. — Class A	272	158,557
Fidelity National Information Services, Inc.	1,886	157,952
Monolithic Power Systems, Inc.	169	156,240
Microchip Technology, Inc.	1,855	148,938
Paychex, Inc.	1,108	148,682
Gartner, Inc.*	266	134,798
Cognizant Technology Solutions Corp. — Class A	1,713	132,209
HP, Inc.	3,383	121,348
Electronic Arts, Inc.	831	119,199
Dell Technologies, Inc. — Class C	994	117,829
ON Semiconductor Corp.*	1,481	107,535
ANSYS, Inc.*	302	96,226
Hewlett Packard Enterprise Co.	4,493	91,927
NetApp, Inc.	711	87,816
Broadridge Financial Solutions, Inc.	403	86,657
Take-Two Interactive Software, Inc.*	563	86,539
Tyler Technologies, Inc.*	148	86,391
Seagate Technology Holdings plc	726	79,519
Western Digital Corp.*	1,129	77,099
Leidos Holdings, Inc.	466	75,958
Teradyne, Inc.	564	75,537
PTC, Inc.*	415	74,974
Super Micro Computer, Inc.*	174	72,454
Zebra Technologies Corp. — Class A*	178	65,917
Skyworks Solutions, Inc.	552	54,521
Akamai Technologies, Inc.*	524	52,898
Jack Henry & Associates, Inc.	252	44,488
EPAM Systems, Inc.*	197	39,209
Qorvo, Inc.*	328	33,882
Dayforce, Inc.*	546	33,442
Paycom Software, Inc.	168	27,984
Amentum Holdings, Inc.*	433	13,964
Total Technology		51,773,201

Consumer, Non-cyclical - 14.5%
Eli Lilly & Co.	2,727	2,415,958
UnitedHealth Group, Inc.	3,192	1,866,298
Procter & Gamble Co.	8,137	1,409,328
Johnson & Johnson	8,321	1,348,501
AbbVie, Inc.	6,106	1,205,813
Merck & Company, Inc.	8,762	995,013
Coca-Cola Co.	13,408	963,499
Thermo Fisher Scientific, Inc.	1,320	816,512
PepsiCo, Inc.	4,748	807,397
Abbott Laboratories	6,014	685,656
Philip Morris International, Inc.	5,374	652,404
Danaher Corp.	2,222	617,760
Intuitive Surgical, Inc.*	1,226	602,297
Amgen, Inc.	1,857	598,344
S&P Global, Inc.	1,107	571,898
Pfizer, Inc.	19,588	566,877
Stryker Corp.	1,185	428,093
Boston Scientific Corp.*	5,090	426,542
Elevance Health, Inc.	802	417,040
Vertex Pharmaceuticals, Inc.*	892	414,851
Medtronic plc	4,433	399,103
Automatic Data Processing, Inc.	1,410	390,189
Regeneron Pharmaceuticals, Inc.*	367	385,805
Bristol-Myers Squibb Co.	7,008	362,594
Gilead Sciences, Inc.	4,303	360,764
Mondelez International, Inc. — Class A	4,617	340,134
Cigna Group	966	334,661
Zoetis, Inc.	1,566	305,965
Altria Group, Inc.	5,898	301,034
Colgate-Palmolive Co.	2,824	293,159
PayPal Holdings, Inc.*	3,534	275,758
CVS Health Corp.	4,348	273,402
HCA Healthcare, Inc.	642	260,928
Moody’s Corp.	541	256,753
Cintas Corp.	1,184	243,762
Becton Dickinson & Co.	999	240,859
McKesson Corp.	448	221,500
United Rentals, Inc.	230	186,238
Kimberly-Clark Corp.	1,164	165,614
Kenvue, Inc.	6,620	153,121
Quanta Services, Inc.	509	151,759
Agilent Technologies, Inc.	1,009	149,816
GE HealthCare Technologies, Inc.	1,579	148,189
IDEXX Laboratories, Inc.*	285	143,988

2 | THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	September 30, 2024
S&P 500® 2x STRATEGY FUND

	Shares	Value
General Mills, Inc.	1,924	$142,087
IQVIA Holdings, Inc.*	599	141,945
Corteva, Inc.	2,393	140,685
Constellation Brands, Inc. — Class A	542	139,668
Edwards Lifesciences Corp.*	2,082	137,391
Keurig Dr Pepper, Inc.	3,656	137,027
Centene Corp.*	1,818	136,859
Cencora, Inc. — Class A	603	135,723
Sysco Corp.	1,700	132,702
Verisk Analytics, Inc. — Class A	492	131,836
Humana, Inc.	416	131,764
Kroger Co.	2,295	131,503
Monster Beverage Corp.*	2,438	127,190
Equifax, Inc.	428	125,772
ResMed, Inc.	508	124,013
Kraft Heinz Co.	3,051	107,121
Archer-Daniels-Midland Co.	1,653	98,750
Hershey Co.	510	97,808
Biogen, Inc.*	504	97,695
Cardinal Health, Inc.	843	93,168
Dexcom, Inc.*	1,385	92,851
Global Payments, Inc.	879	90,027
Church & Dwight Company, Inc.	846	88,593
STERIS plc	341	82,706
Estee Lauder Companies, Inc. — Class A	805	80,251
Moderna, Inc.*	1,169	78,124
Zimmer Biomet Holdings, Inc.	704	75,997
Cooper Companies, Inc.*	688	75,914
West Pharmaceutical Services, Inc.	251	75,340
Corpay, Inc.*	240	75,063
Kellanova	927	74,818
Waters Corp.*	205	73,778
McCormick & Company, Inc.	871	71,683
Molina Healthcare, Inc.*	203	69,946
Clorox Co.	428	69,726
Baxter International, Inc.	1,764	66,979
Hologic, Inc.*	803	65,412
Labcorp Holdings, Inc.	290	64,809
Align Technology, Inc.*	243	61,800
Avery Dennison Corp.	278	61,371
Quest Diagnostics, Inc.	385	59,771
Tyson Foods, Inc. — Class A	988	58,845
Insulet Corp.*	242	56,326
Revvity, Inc.	426	54,422
Conagra Brands, Inc.	1,656	53,853
Rollins, Inc.	971	49,113
Viatris, Inc.	4,126	47,903
Bunge Global S.A.	490	47,354
Universal Health Services, Inc. — Class B	206	47,176
J M Smucker Co.	368	44,565
Bio-Techne Corp.	545	43,562
Teleflex, Inc.	163	40,313
Catalent, Inc.*	626	37,917
Incyte Corp.*	553	36,553
Charles River Laboratories International, Inc.*	178	35,061
Molson Coors Beverage Co. — Class B	607	34,915
Solventum Corp.*	478	33,326
Campbell Soup Co.	681	33,315
MarketAxess Holdings, Inc.	130	33,306
Lamb Weston Holdings, Inc.	497	32,176
Henry Schein, Inc.*	438	31,930
Hormel Foods Corp.	1,005	31,859
Brown-Forman Corp. — Class B	634	31,193
DaVita, Inc.*	160	26,229
Total Consumer, Non-cyclical		29,162,054

Communications - 12.1%
Amazon.com, Inc.*	32,289	6,016,409
Meta Platforms, Inc. — Class A	7,552	4,323,067
Alphabet, Inc. — Class A	20,252	3,358,794
Alphabet, Inc. — Class C	16,603	2,775,856
Netflix, Inc.*	1,483	1,051,847
Cisco Systems, Inc.	13,926	741,142
Verizon Communications, Inc.	14,551	653,485
Walt Disney Co.	6,269	603,015
Comcast Corp. — Class A	13,353	557,755
Uber Technologies, Inc.*	7,262	545,812
AT&T, Inc.	24,785	545,270
Booking Holdings, Inc.	116	488,606
Palo Alto Networks, Inc.*	1,119	382,474
T-Mobile US, Inc.	1,694	349,574
Arista Networks, Inc.*	890	341,600
Motorola Solutions, Inc.	577	259,437
Airbnb, Inc. — Class A*	1,521	192,878
Corning, Inc.	2,662	120,189
eBay, Inc.	1,690	110,036
Charter Communications, Inc. — Class A*	336	108,891
CDW Corp.	462	104,551
GoDaddy, Inc. — Class A*	487	76,352
Omnicom Group, Inc.	676	69,891
Expedia Group, Inc.*	431	63,797
Warner Bros Discovery, Inc.*	7,713	63,632
FactSet Research Systems, Inc.	131	60,240
VeriSign, Inc.*	290	55,088
Gen Digital, Inc.	1,872	51,349
Juniper Networks, Inc.	1,138	44,359
F5, Inc.*	201	44,260
Interpublic Group of Companies, Inc.	1,298	41,056
News Corp. — Class A	1,308	34,832
Match Group, Inc.*	891	33,715
Fox Corp. — Class A	777	32,890
Paramount Global — Class B1	2,056	21,835
Fox Corp. — Class B	456	17,693
News Corp. — Class B	388	10,845
Total Communications		24,352,522

Financial - 11.7%
Berkshire Hathaway, Inc. — Class B*	6,332	2,914,366
JPMorgan Chase & Co.	9,835	2,073,808
Visa, Inc. — Class A	5,774	1,587,561
Mastercard, Inc. — Class A	2,852	1,408,318
Bank of America Corp.	23,335	925,933

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT | 3

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	September 30, 2024
S&P 500® 2x STRATEGY FUND

	Shares	Value
Wells Fargo & Co.	11,766	$664,661
Goldman Sachs Group, Inc.	1,092	540,660
American Express Co.	1,941	526,399
Progressive Corp.	2,024	513,610
BlackRock, Inc. — Class A	481	456,714
Morgan Stanley	4,306	448,857
Citigroup, Inc.	6,595	412,847
Prologis, Inc. REIT	3,201	404,222
Blackstone, Inc. — Class A	2,489	381,141
Marsh & McLennan Companies, Inc.	1,700	379,253
American Tower Corp. — Class A REIT	1,615	375,584
Chubb Ltd.	1,299	374,619
Charles Schwab Corp.	5,164	334,679
Intercontinental Exchange, Inc.	1,985	318,870
KKR & Company, Inc. — Class A	2,331	304,382
Equinix, Inc. REIT	328	291,143
CME Group, Inc. — Class A	1,245	274,709
Aon plc — Class A	751	259,838
Welltower, Inc. REIT	2,000	256,060
PNC Financial Services Group, Inc.	1,374	253,984
U.S. Bancorp	5,394	246,668
Arthur J Gallagher & Co.	757	212,997
Truist Financial Corp.	4,629	197,982
Public Storage REIT	544	197,945
Capital One Financial Corp.	1,320	197,644
Aflac, Inc.	1,742	194,756
Realty Income Corp. REIT	3,010	190,894
Travelers Companies, Inc.	788	184,487
Bank of New York Mellon Corp.	2,551	183,315
Simon Property Group, Inc. REIT	1,059	178,992
Crown Castle, Inc. REIT	1,502	178,182
Allstate Corp.	913	173,150
Digital Realty Trust, Inc. REIT	1,064	172,187
MetLife, Inc.	2,033	167,682
American International Group, Inc.	2,226	163,010
Ameriprise Financial, Inc.	339	159,266
Prudential Financial, Inc.	1,234	149,437
Arch Capital Group Ltd.*	1,295	144,885
Extra Space Storage, Inc. REIT	733	132,079
CBRE Group, Inc. — Class A*	1,041	129,584
Discover Financial Services	868	121,772
VICI Properties, Inc. REIT	3,620	120,582
Iron Mountain, Inc. REIT	1,014	120,494
Hartford Financial Services Group, Inc.	1,013	119,139
AvalonBay Communities, Inc. REIT	491	110,598
CoStar Group, Inc.*	1,417	106,898
Nasdaq, Inc.	1,430	104,404
Willis Towers Watson plc	351	103,380
M&T Bank Corp.	577	102,775
Fifth Third Bancorp	2,339	100,203
Ventas, Inc. REIT	1,428	91,578
State Street Corp.	1,032	91,301
SBA Communications Corp. REIT	371	89,300
Equity Residential REIT	1,179	87,788
Weyerhaeuser Co. REIT	2,514	85,124
Brown & Brown, Inc.	818	84,745
T. Rowe Price Group, Inc.	769	83,767
Raymond James Financial, Inc.	641	78,497
Cboe Global Markets, Inc.	362	74,163
Huntington Bancshares, Inc.	5,021	73,809
Regions Financial Corp.	3,163	73,793
Cincinnati Financial Corp.	540	73,505
Invitation Homes, Inc. REIT	1,969	69,427
Synchrony Financial	1,366	68,136
Essex Property Trust, Inc. REIT	222	65,583
Mid-America Apartment Communities, Inc. REIT	404	64,196
Alexandria Real Estate Equities, Inc. REIT	538	63,887
Citizens Financial Group, Inc.	1,550	63,658
Principal Financial Group, Inc.	736	63,222
Northern Trust Corp.	697	62,751
W R Berkley Corp.	1,039	58,942
Everest Group Ltd.	150	58,775
Healthpeak Properties, Inc. REIT	2,433	55,643
Kimco Realty Corp. REIT	2,330	54,103
KeyCorp	3,208	53,734
Loews Corp.	630	49,801
UDR, Inc. REIT	1,037	47,018
Erie Indemnity Co. — Class A	86	46,425
Camden Property Trust REIT	369	45,583
Host Hotels & Resorts, Inc. REIT	2,428	42,733
Regency Centers Corp. REIT	565	40,810
BXP, Inc. REIT	502	40,391
Assurant, Inc.	179	35,596
Globe Life, Inc.	310	32,832
Federal Realty Investment Trust REIT	260	29,892
Invesco Ltd.	1,555	27,306
Franklin Resources, Inc.	1,067	21,500
Total Financial		23,596,919

Consumer, Cyclical - 7.0%
Tesla, Inc.*	9,591	2,509,293
Home Depot, Inc.	3,428	1,389,026
Costco Wholesale Corp.	1,532	1,358,149
Walmart, Inc.	15,014	1,212,380
McDonald’s Corp.	2,480	755,185
Lowe’s Companies, Inc.	1,970	533,575
TJX Companies, Inc.	3,907	459,229
Starbucks Corp.	3,917	381,868
NIKE, Inc. — Class B	4,153	367,126
Chipotle Mexican Grill, Inc. — Class A*	4,734	272,773
Target Corp.	1,599	249,220
O’Reilly Automotive, Inc.*	201	231,472
Marriott International, Inc. — Class A	808	200,869
Hilton Worldwide Holdings, Inc.	852	196,386
DR Horton, Inc.	1,014	193,440
AutoZone, Inc.*	59	185,852
PACCAR, Inc.	1,812	178,808
General Motors Co.	3,885	174,203
Ross Stores, Inc.	1,153	173,538
WW Grainger, Inc.	154	159,977
Copart, Inc.*	3,027	158,615
Lennar Corp. — Class A	835	156,546

4 | THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	September 30, 2024
S&P 500® 2x STRATEGY FUND

	Shares	Value
Cummins, Inc.	474	$153,477
Royal Caribbean Cruises Ltd.	819	145,258
Ford Motor Co.	13,496	142,518
Fastenal Co.	1,979	141,340
Yum! Brands, Inc.	972	135,798
Delta Air Lines, Inc.	2,217	112,601
Tractor Supply Co.	373	108,517
Lululemon Athletica, Inc.*	398	107,997
NVR, Inc.*	11	107,930
PulteGroup, Inc.	717	102,911
Deckers Outdoor Corp.*	527	84,030
Best Buy Company, Inc.	679	70,141
Genuine Parts Co.	482	67,326
Darden Restaurants, Inc.	409	67,129
Aptiv plc*	919	66,177
United Airlines Holdings, Inc.*	1,137	64,877
Carnival Corp.*	3,492	64,532
Dollar General Corp.	760	64,273
Ulta Beauty, Inc.*	165	64,205
Las Vegas Sands Corp.	1,222	61,515
Southwest Airlines Co.	2,071	61,364
Live Nation Entertainment, Inc.*	542	59,344
Domino’s Pizza, Inc.	121	52,047
Pool Corp.	132	49,738
Dollar Tree, Inc.*	698	49,083
CarMax, Inc.*	540	41,785
Tapestry, Inc.	796	37,396
LKQ Corp.	910	36,327
Hasbro, Inc.	453	32,761
Caesars Entertainment, Inc.*	748	31,221
MGM Resorts International*	798	31,194
Norwegian Cruise Line Holdings Ltd.*	1,520	31,175
Wynn Resorts Ltd.	323	30,969
BorgWarner, Inc.	787	28,561
Ralph Lauren Corp. — Class A	138	26,754
Walgreens Boots Alliance, Inc.	2,477	22,194
Total Consumer, Cyclical		14,051,995

Industrial - 6.1%
General Electric Co.	3,748	706,798
Caterpillar, Inc.	1,676	655,517
RTX Corp.	4,598	557,094
Union Pacific Corp.	2,106	519,087
Honeywell International, Inc.	2,251	465,304
Eaton Corporation plc	1,376	456,061
Lockheed Martin Corp.	733	428,482
Deere & Co.	886	369,754
United Parcel Service, Inc. — Class B	2,532	345,213
Boeing Co.*	2,023	307,577
Trane Technologies plc	780	303,209
Parker-Hannifin Corp.	444	280,528
TransDigm Group, Inc.	194	276,863
Amphenol Corp. — Class A	4,163	271,261
General Dynamics Corp.	891	269,260
Waste Management, Inc.	1,262	261,991
3M Co.	1,899	259,593
Northrop Grumman Corp.	475	250,833
Illinois Tool Works, Inc.	934	244,773
GE Vernova, Inc.*	950	242,231
Carrier Global Corp.	2,902	233,582
CSX Corp.	6,702	231,420
Emerson Electric Co.	1,980	216,553
FedEx Corp.	779	213,197
Norfolk Southern Corp.	782	194,327
Johnson Controls International plc	2,309	179,201
L3Harris Technologies, Inc.	656	156,043
Otis Worldwide Corp.	1,385	143,957
Republic Services, Inc. — Class A	706	141,793
Howmet Aerospace, Inc.	1,411	141,453
AMETEK, Inc.	800	137,368
Ingersoll Rand, Inc.	1,395	136,933
Old Dominion Freight Line, Inc.	652	129,513
Vulcan Materials Co.	456	114,196
Martin Marietta Materials, Inc.	211	113,571
Xylem, Inc.	840	113,425
Westinghouse Air Brake Technologies Corp.	606	110,153
Mettler-Toledo International, Inc.*	73	109,478
Rockwell Automation, Inc.	392	105,236
Axon Enterprise, Inc.*	248	99,101
Keysight Technologies, Inc.*	603	95,835
Fortive Corp.	1,211	95,584
Veralto Corp.	854	95,529
Garmin Ltd.	532	93,648
Dover Corp.	475	91,077
Smurfit WestRock plc	1,705	84,261
Hubbell, Inc.	186	79,673
Builders FirstSource, Inc.*	403	78,126
Ball Corp.	1,049	71,238
Teledyne Technologies, Inc.*	162	70,901
Packaging Corporation of America	308	66,343
Expeditors International of Washington, Inc.	488	64,123
Masco Corp.	754	63,291
Stanley Black & Decker, Inc.	532	58,589
Textron, Inc.	648	57,400
Jacobs Solutions, Inc.	433	56,680
Amcor plc	4,996	56,605
IDEX Corp.	262	56,199
Pentair plc	572	55,936
Snap-on, Inc.	182	52,727
Trimble, Inc.*	844	52,404
Nordson Corp.	188	49,374
J.B. Hunt Transport Services, Inc.	278	47,908
Jabil, Inc.	392	46,973
CH Robinson Worldwide, Inc.	405	44,700
Allegion plc	301	43,868
A O Smith Corp.	415	37,280
Huntington Ingalls Industries, Inc.	136	35,956
Generac Holdings, Inc.*	208	33,047
Mohawk Industries, Inc.*	181	29,083
Total Industrial		12,356,287

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT | 5

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	September 30, 2024
S&P 500® 2x STRATEGY FUND

	Shares	Value
Energy - 2.8%
Exxon Mobil Corp.	15,357	$1,800,148
Chevron Corp.	5,879	865,800
ConocoPhillips	4,014	422,594
EOG Resources, Inc.	1,965	241,558
Schlumberger N.V.	4,908	205,891
Williams Companies, Inc.	4,213	192,323
Phillips 66	1,447	190,208
Marathon Petroleum Corp.	1,157	188,487
ONEOK, Inc.	2,019	183,991
Valero Energy Corp.	1,107	149,478
Kinder Morgan, Inc.	6,675	147,451
Hess Corp.	955	129,689
Baker Hughes Co.	3,434	124,139
Occidental Petroleum Corp.	2,327	119,934
Targa Resources Corp.	757	112,044
Diamondback Energy, Inc.	648	111,715
First Solar, Inc.*	370	92,293
Halliburton Co.	3,052	88,661
Devon Energy Corp.	2,165	84,695
Equities Corp.	2,053	75,222
Coterra Energy, Inc. — Class A	2,555	61,192
Enphase Energy, Inc.*	468	52,893
Marathon Oil Corp.	1,934	51,502
APA Corp.	1,279	31,284
Total Energy		5,723,192

Utilities - 2.1%
NextEra Energy, Inc.	7,102	600,332
Southern Co.	3,780	340,880
Duke Energy Corp.	2,669	307,736
Constellation Energy Corp.	1,081	281,082
American Electric Power Company, Inc.	1,839	188,681
Sempra	2,189	183,066
Dominion Energy, Inc.	2,900	167,591
Public Service Enterprise Group, Inc.	1,722	153,620
PG&E Corp.	7,388	146,061
Vistra Corp.	1,188	140,826
Exelon Corp.	3,457	140,181
Xcel Energy, Inc.	1,927	125,833
Consolidated Edison, Inc.	1,195	124,435
Edison International	1,335	116,265
WEC Energy Group, Inc.	1,093	105,125
American Water Works Company, Inc.	674	98,565
Entergy Corp.	739	97,260
DTE Energy Co.	716	91,942
PPL Corp.	2,550	84,354
Eversource Energy	1,235	84,042
Ameren Corp.	922	80,638
FirstEnergy Corp.	1,772	78,588
Atmos Energy Corp.	537	74,487
CMS Energy Corp.	1,033	72,961
CenterPoint Energy, Inc.	2,253	66,283
NRG Energy, Inc.	713	64,954
Alliant Energy Corp.	887	53,832
NiSource, Inc.	1,550	53,708
Evergy, Inc.	795	49,298
AES Corp.	2,457	49,287
Pinnacle West Capital Corp.	393	34,816
Total Utilities		4,256,729

Basic Materials - 1.5%
Linde plc	1,662	792,541
Sherwin-Williams Co.	802	306,099
Freeport-McMoRan, Inc.	4,967	247,952
Air Products and Chemicals, Inc.	768	228,664
Ecolab, Inc.	875	223,414
Newmont Corp.	3,966	211,983
Dow, Inc.	2,423	132,369
DuPont de Nemours, Inc.	1,443	128,586
Nucor Corp.	820	123,279
PPG Industries, Inc.	807	106,895
International Flavors & Fragrances, Inc.	884	92,758
LyondellBasell Industries N.V. — Class A	899	86,214
Steel Dynamics, Inc.	496	62,536
International Paper Co.	1,201	58,669
CF Industries Holdings, Inc.	624	53,539
Celanese Corp. — Class A	378	51,393
Eastman Chemical Co.	404	45,228
Albemarle Corp.	406	38,452
Mosaic Co.	1,101	29,485
FMC Corp.	431	28,420
Total Basic Materials		3,048,476

Total Common Stocks
(Cost $94,683,456)		168,321,375

	Face Amount
U.S. TREASURY BILLS†† - 10.4%
U.S. Treasury Bills
4.68% due 12/05/24[2,3]	$12,000,000	11,902,026
4.63% due 10/10/24[3,4]	3,856,000	3,851,522
4.85% due 12/12/24[2,3]	2,400,000	2,378,544
4.72% due 12/12/24[3]	1,950,000	1,932,567
4.49% due 12/12/24[3]	900,000	891,954
4.81% due 12/12/24[3]	50,000	49,553
4.75% due 12/12/24[3]	50,000	49,553
Total U.S. Treasury Bills
(Cost $21,047,624)		21,055,719

REPURCHASE AGREEMENTS††,5 - 8.3%
J.P. Morgan Securities LLC issued 09/30/24 at 4.86% due 10/01/24[2]	9,115,841	9,115,841
BofA Securities, Inc. issued 09/30/24 at 4.85% due 10/01/24[2]	7,529,261	7,529,261
Total Repurchase Agreements
(Cost $16,645,102)		16,645,102

6 | THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	September 30, 2024
S&P 500® 2x STRATEGY FUND

	Shares	Value
SECURITIES LENDING COLLATERAL†,6 - 0.0%
Money Market Fund***
First American Government Obligations Fund - Class X, 4.82%[7]	14,749	$14,749
Total Securities Lending Collateral
(Cost $14,749)		14,749

Total Investments - 102.2%
(Cost $132,390,931)		$206,036,945
Other Assets & Liabilities, net - (2.2)%		(4,518,300)
Total Net Assets - 100.0%		$201,518,645

Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation**
Equity Futures Contracts Purchased†
S&P 500 Index Mini Futures Contracts	153	Dec 2024	$44,492,400	$881,875

Total Return Swap Agreements
Counterparty	Index	Type	Financing Rate	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Appreciation
OTC Equity Index Swap Agreements††
Goldman Sachs International	S&P 500 Index	Pay	5.33% (Federal Funds Rate + 0.50%)	At Maturity	12/18/24	20,320	$117,090,785	$805,510
Barclays Bank plc	S&P 500 Index	Pay	5.44% (SOFR + 0.60%)	At Maturity	12/19/24	9,249	53,299,418	299,784
BNP Paribas	S&P 500 Index	Pay	5.68% (Federal Funds Rate + 0.85%)	At Maturity	12/19/24	3,376	19,454,062	135,358
							$189,844,265	$1,240,652

*	Non-income producing security.
**	Includes cumulative appreciation (depreciation). Variation margin is reported within the Statement of Assets and Liabilities.
***	A copy of each underlying unaffiliated fund’s financial statements is available at the SEC’s website at www.sec.gov.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	All or a portion of this security is on loan at September 30, 2024 — See Note 7.
[2]	All or a portion of this security is pledged as equity index swap collateral at September 30, 2024.
[3]	Rate indicated is the effective yield at the time of purchase.
[4]	All or a portion of this security is pledged as futures collateral at September 30, 2024.
[5]	Repurchase Agreements — See Note 6.
[6]	Securities lending collateral — See Note 7.
[7]	Rate indicated is the 7-day yield as of September 30, 2024.
plc — Public Limited Company
REIT — Real Estate Investment Trust
SOFR — Secured Overnight Financing Rate

See Sector Classification in Other Information section.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT | 7

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	September 30, 2024
S&P 500® 2x STRATEGY FUND

The following table summarizes the inputs used to value the Fund’s investments at September 30, 2024 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$168,321,375	$—	$—	$168,321,375
U.S. Treasury Bills	—	21,055,719	—	21,055,719
Repurchase Agreements	—	16,645,102	—	16,645,102
Securities Lending Collateral	14,749	—	—	14,749
Equity Futures Contracts**	881,875	—	—	881,875
Equity Index Swap Agreements**	—	1,240,652	—	1,240,652
Total Assets	$169,217,999	$38,941,473	$—	$208,159,472

**	This derivative is reported as unrealized appreciation/depreciation at period end.

8 | THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

S&P 500® 2x STRATEGY FUND

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
September 30, 2024

Assets:
Investments, at value - including $13,923 of securities loaned (cost $115,745,829)	$189,391,843
Repurchase agreements, at value (cost $16,645,102)	16,645,102
Cash	1,825
Segregated cash with broker	32,636
Unrealized appreciation on OTC swap agreements	1,240,652
Receivables:
Securities sold	25,139,436
Fund shares sold	1,014,799
Variation margin on futures contracts	240,961
Dividends	91,514
Swap settlement	37,155
Interest	2,245
Securities lending income	4
Total assets	233,838,172

Liabilities:
Segregated cash due to broker	450,000
Payable for:
Fund shares redeemed	31,392,830
Management fees	156,203
Transfer agent fees	107,267
Distribution and service fees	44,354
Portfolio accounting and administration fees	18,226
Return of securities lending collateral	14,749
Trustees’ fees*	2,036
Miscellaneous	133,862
Total liabilities	32,319,527
Net assets	$201,518,645

Net assets consist of:
Paid in capital	$138,780,882
Total distributable earnings (loss)	62,737,763
Net assets	$201,518,645

Class A:
Net assets	$26,141,733
Capital shares outstanding	78,629
Net asset value per share	$332.47
Maximum offering price per share (Net asset value divided by 95.25%)	$349.05

Class C:
Net assets	$1,732,846
Capital shares outstanding	6,405
Net asset value per share	$270.55

Class H:
Net assets	$173,644,066
Capital shares outstanding	523,191
Net asset value per share	$331.89

STATEMENT OF OPERATIONS (Unaudited)
Six Months Ended September 30, 2024

Investment Income:
Dividends (net of foreign withholding tax of $263)	$1,211,573
Interest	1,057,143
Income from securities lending, net	31
Total investment income	2,268,747

Expenses:
Management fees	1,006,859
Distribution and service fees:
Class A	30,380
Class C	8,331
Class H	247,227
Transfer agent fees	237,185
Portfolio accounting and administration fees	229,376
Registration fees	158,013
Interest expense	50,396
Professional fees	26,452
Custodian fees	14,356
Trustees’ fees*	11,488
Line of credit fees	132
Miscellaneous	46,450
Total expenses	2,066,645
Less:
Expenses reimbursed by Adviser	(111,895)
Net expenses	1,954,750
Net investment income	313,997

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	574,433
Swap agreements	11,814,091
Futures contracts	3,616,002
Net realized gain	16,004,526
Net change in unrealized appreciation (depreciation) on:
Investments	11,699,947
Swap agreements	(84,577)
Futures contracts	(383,040)
Net change in unrealized appreciation (depreciation)	11,232,330
Net realized and unrealized gain	27,236,856
Net increase in net assets resulting from operations	$27,550,853

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT | 9

S&P 500® 2x STRATEGY FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended September 30, 2024 (Unaudited)	Year Ended March 31, 2024
Increase (Decrease) in Net Assets from Operations:
Net investment income	$313,997	$722,620
Net realized gain on investments	16,004,526	45,300,034
Net change in unrealized appreciation (depreciation) on investments	11,232,330	30,294,884
Net increase in net assets resulting from operations	27,550,853	76,317,538

Distributions to shareholders:
Class A	—	(28,390)
Class C	—	(2,164)
Class H	—	(207,315)
Total distributions to shareholders	—	(237,869)

Capital share transactions:
Proceeds from sale of shares
Class A	3,065,012	6,084,963
Class C	403,933	897,471
Class H	2,071,286,777	3,957,107,761
Distributions reinvested
Class A	—	27,412
Class C	—	1,695
Class H	—	179,251
Cost of shares redeemed
Class A	(4,232,179)	(7,728,261)
Class C	(660,599)	(1,894,512)
Class H	(2,155,044,150)	(3,898,800,693)
Net increase (decrease) from capital share transactions	(85,181,206)	55,875,087
Net increase (decrease) in net assets	(57,630,353)	131,954,756

Net assets:
Beginning of period	259,148,998	127,194,242
End of period	$201,518,645	$259,148,998

Capital share activity:
Shares sold
Class A	10,360	28,594
Class C	1,667	4,931
Class H	7,019,294	18,101,898
Shares issued from reinvestment of distributions
Class A	—	120
Class C	—	9
Class H	—	787
Shares redeemed
Class A	(14,292)	(36,493)
Class C	(2,751)	(11,330)
Class H	(7,313,154)	(17,866,387)
Net increase (decrease) in shares	(298,876)	222,129

10 | THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

S&P 500® 2x STRATEGY FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

Class A	Six Months Ended September 30, 2024[a]	Year Ended March 31, 2024	Year Ended March 31, 2023	Year Ended March 31, 2022	Year Ended March 31, 2021	Year Ended March 31, 2020
Per Share Data
Net asset value, beginning of period	$286.56	$186.61	$244.03	$195.48	$86.56	$117.21
Income (loss) from investment operations:
Net investment income (loss)[b]	.48	.90	.31	(1.47)	(.75)	.12
Net gain (loss) on investments (realized and unrealized)	45.43	99.39	(57.73)	55.90	110.89	(28.08)
Total from investment operations	45.91	100.29	(57.42)	54.43	110.14	(27.96)
Less distributions from:
Net investment income	—	(.34)	—	—	—	—
Net realized gains	—	—	—	(5.88)	(1.22)	(2.69)
Total distributions	—	(.34)	—	(5.88)	(1.22)	(2.69)
Net asset value, end of period	$332.47	$286.56	$186.61	$244.03	$195.48	$86.56

Total Return[c]	16.02%	53.82%	(23.53%)	27.59%	127.44%	(24.76%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$26,142	$23,659	$16,858	$25,694	$21,176	$10,134
Ratios to average net assets:
Net investment income (loss)	0.33%	0.41%	0.17%	(0.61%)	(0.51%)	0.10%
Total expenses	1.84%	1.94%	1.85%	1.75%	1.81%	1.84%
Net expenses[d]	1.74%	1.86%	1.82%	1.75%	1.81%	1.84%
Portfolio turnover rate	734%	1,312%	554%	610%	634%	328%

Class C	Six Months Ended September 30, 2024[a]	Year Ended March 31, 2024	Year Ended March 31, 2023	Year Ended March 31, 2022	Year Ended March 31, 2021	Year Ended March 31, 2020
Per Share Data
Net asset value, beginning of period	$234.07	$153.62	$202.40	$164.10	$73.30	$100.33
Income (loss) from investment operations:
Net investment income (loss)[b]	(.51)	(.62)	(.99)	(2.70)	(1.51)	(.60)
Net gain (loss) on investments (realized and unrealized)	36.99	81.41	(47.79)	46.88	93.53	(23.74)
Total from investment operations	36.48	80.79	(48.78)	44.18	92.02	(24.34)
Less distributions from:
Net investment income	—	(.34)	—	—	—	—
Net realized gains	—	—	—	(5.88)	(1.22)	(2.69)
Total distributions	—	(.34)	—	(5.88)	(1.22)	(2.69)
Net asset value, end of period	$270.55	$234.07	$153.62	$202.40	$164.10	$73.30

Total Return[c]	15.58%	52.68%	(24.10%)	26.62%	125.76%	(25.33%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$1,733	$1,753	$2,132	$4,317	$2,919	$2,381
Ratios to average net assets:
Net investment income (loss)	(0.42%)	(0.35%)	(0.65%)	(1.36%)	(1.23%)	(0.56%)
Total expenses	2.59%	2.69%	2.59%	2.50%	2.56%	2.58%
Net expenses[d]	2.49%	2.61%	2.57%	2.50%	2.56%	2.58%
Portfolio turnover rate	734%	1,312%	554%	610%	634%	328%

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT | 11

S&P 500® 2x STRATEGY FUND

FINANCIAL HIGHLIGHTS (concluded)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

Class H	Six Months Ended September 30, 2024[a]	Year Ended March 31, 2024	Year Ended March 31, 2023	Year Ended March 31, 2022	Year Ended March 31, 2021	Year Ended March 31, 2020
Per Share Data
Net asset value, beginning of period	$286.07	$186.32	$243.65	$195.18	$86.43	$117.04
Income (loss) from investment operations:
Net investment income (loss)[b]	.42	.89	.31	(1.46)	(.78)	.14
Net gain (loss) on investments (realized and unrealized)	45.40	99.20	(57.64)	55.81	110.75	(28.06)
Total from investment operations	45.82	100.09	(57.33)	54.35	109.97	(27.92)
Less distributions from:
Net investment income	—	(.34)	—	—	—	—
Net realized gains	—	—	—	(5.88)	(1.22)	(2.69)
Total distributions	—	(.34)	—	(5.88)	(1.22)	(2.69)
Net asset value, end of period	$331.89	$286.07	$186.32	$243.65	$195.18	$86.43

Total Return	16.02%	53.81%	(23.53%)	27.59%	127.44%	(24.77%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$173,644	$233,737	$108,204	$219,097	$123,790	$77,320
Ratios to average net assets:
Net investment income (loss)	0.28%	0.40%	0.17%	(0.61%)	(0.53%)	0.11%
Total expenses	1.84%	1.94%	1.85%	1.75%	1.81%	1.84%
Net expenses[d]	1.74%	1.85%	1.82%	1.75%	1.81%	1.84%
Portfolio turnover rate	734%	1,312%	554%	610%	634%	328%

[a]	Unaudited figures for the period ended September 30, 2024. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]	Total return does not reflect the impact of any applicable sales charges.
[d]	Net expense information reflects the expense ratios after expense waivers and reimbursements, as applicable.

12 | THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2024
INVERSE S&P 500® 2x STRATEGY FUND

	Face Amount	Value
FEDERAL AGENCY DISCOUNT NOTES†† - 51.5%
Federal Farm Credit Bank
4.73% due 10/18/24[1]	$4,000,000	$3,991,066
Federal Home Loan Bank
4.69% due 11/13/24[1]	3,000,000	2,982,907
Total Federal Agency Discount Notes
(Cost $6,973,973)		6,973,973

U.S. TREASURY BILLS†† - 5.9%
U.S. Treasury Bills
4.85% due 12/12/24[1,2]	720,000	713,563
4.63% due 10/10/24[1,3]	97,000	96,888
Total U.S. Treasury Bills
(Cost $809,889)		810,451

REPURCHASE AGREEMENTS††,4 - 42.1%
J.P. Morgan Securities LLC issued 09/30/24 at 4.86% due 10/01/24[2]	3,120,996	3,120,996
BofA Securities, Inc. issued 09/30/24 at 4.85% due 10/01/24[2]	2,577,798	2,577,798
Total Repurchase Agreements
(Cost $5,698,794)		5,698,794

Total Investments - 99.5%
(Cost $13,482,656)		$13,483,218
Other Assets & Liabilities, net - 0.5%		64,977
Total Net Assets - 100.0%		$13,548,195

Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Depreciation**
Equity Futures Contracts Sold Short†
S&P 500 Index Mini Futures Contracts	16	Dec 2024	$4,652,800	$(44,092)

Total Return Swap Agreements
Counterparty	Index	Type	Financing Rate	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Depreciation
OTC Equity Index Swap Agreements Sold Short††
Barclays Bank plc	S&P 500 Index	Receive	5.14% (SOFR + 0.30%)	At Maturity	12/19/24	861	$4,963,811	$(25,454)
Goldman Sachs International	S&P 500 Index	Receive	5.13% (Federal Funds Rate + 0.30%)	At Maturity	12/18/24	1,290	7,432,635	(26,671)
BNP Paribas	S&P 500 Index	Receive	5.28% (Federal Funds Rate + 0.45%)	At Maturity	12/19/24	1,736	10,002,851	(56,246)
							$22,399,297	$(108,371)

**	Includes cumulative appreciation (depreciation). Variation margin is reported within the Statement of Assets and Liabilities.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	Rate indicated is the effective yield at the time of purchase.
[2]	All or a portion of this security is pledged as equity index swap collateral at September 30, 2024.
[3]	All or a portion of this security is pledged as futures collateral at September 30, 2024.
[4]	Repurchase Agreements — See Note 6.
plc — Public Limited Company
SOFR — Secured Overnight Financing Rate

See Sector Classification in Other Information section.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT | 13

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	September 30, 2024
INVERSE S&P 500® 2x STRATEGY FUND

The following table summarizes the inputs used to value the Fund’s investments at September 30, 2024 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Federal Agency Discount Notes	$—	$6,973,973	$—	$6,973,973
U.S. Treasury Bills	—	810,451	—	810,451
Repurchase Agreements	—	5,698,794	—	5,698,794
Total Assets	$—	$13,483,218	$—	$13,483,218

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Equity Futures Contracts**	$44,092	$—	$—	$44,092
Equity Index Swap Agreements**	—	108,371	—	108,371
Total Liabilities	$44,092	$108,371	$—	$152,463

**	This derivative is reported as unrealized appreciation/depreciation at period end.

14 | THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

INVERSE S&P 500® 2x STRATEGY FUND

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
September 30, 2024

Assets:
Investments, at value (cost $7,783,862)	$7,784,424
Repurchase agreements, at value (cost $5,698,794)	5,698,794
Segregated cash with broker	137,209
Receivables:
Fund shares sold	701,773
Interest	769
Total assets	14,322,969

Liabilities:
Unrealized depreciation on OTC swap agreements	108,371
Payable for:
Fund shares redeemed	600,604
Variation margin on futures contracts	19,800
Management fees	13,014
Swap settlement	8,313
Transfer agent fees	8,277
Distribution and service fees	3,834
Portfolio accounting and administration fees	1,519
Trustees’ fees*	156
Miscellaneous	10,886
Total liabilities	774,774
Net assets	$13,548,195

Net assets consist of:
Paid in capital	$261,332,307
Total distributable earnings (loss)	(247,784,112)
Net assets	$13,548,195

Class A:
Net assets	$570,927
Capital shares outstanding	23,989
Net asset value per share	$23.80
Maximum offering price per share (Net asset value divided by 95.25%)	$24.99

Class C:
Net assets	$430,101
Capital shares outstanding	21,757
Net asset value per share	$19.77

Class H:
Net assets	$12,547,167
Capital shares outstanding	524,460
Net asset value per share	$23.92

STATEMENT OF OPERATIONS (Unaudited)
Six Months Ended September 30, 2024

Investment Income:
Interest	$459,959
Total investment income	459,959

Expenses:
Management fees	74,306
Distribution and service fees:
Class A	759
Class C	2,011
Class H	19,381
Transfer agent fees	17,599
Portfolio accounting and administration fees	16,929
Registration fees	12,727
Interest expense	5,144
Professional fees	1,495
Trustees’ fees*	1,183
Custodian fees	1,065
Miscellaneous	2,482
Total expenses	155,081
Less:
Expenses reimbursed by Adviser	(8,257)
Net expenses	146,824
Net investment income	313,135

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	13
Swap agreements	(3,852,278)
Futures contracts	(587,149)
Net realized loss	(4,439,414)
Net change in unrealized appreciation (depreciation) on:
Investments	587
Swap agreements	(38,909)
Futures contracts	(42,478)
Net change in unrealized appreciation (depreciation)	(80,800)
Net realized and unrealized loss	(4,520,214)
Net decrease in net assets resulting from operations	$(4,207,079)

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT | 15

INVERSE S&P 500® 2x STRATEGY FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended September 30, 2024 (Unaudited)	Year Ended March 31, 2024
Increase (Decrease) in Net Assets from Operations:
Net investment income	$313,135	$1,056,298
Net realized loss on investments	(4,439,414)	(14,599,817)
Net change in unrealized appreciation (depreciation) on investments	(80,800)	2,779,772
Net decrease in net assets resulting from operations	(4,207,079)	(10,763,747)

Distributions to shareholders:
Class A	—	(17,623)
Class C	—	(18,867)
Class H	—	(456,022)
Total distributions to shareholders	—	(492,512)

Capital share transactions:
Proceeds from sale of shares
Class A	1,860,463	2,973,456
Class C	505,676	710,100
Class H	335,024,586	1,167,522,343
Distributions reinvested
Class A	—	17,569
Class C	—	18,724
Class H	—	448,819
Cost of shares redeemed
Class A	(1,798,762)	(2,891,868)
Class C	(396,354)	(696,203)
Class H	(331,018,798)	(1,200,619,495)
Net increase (decrease) from capital share transactions	4,176,811	(32,516,555)
Net decrease in net assets	(30,268)	(43,772,814)

Net assets:
Beginning of period	13,578,463	57,351,277
End of period	$13,548,195	$13,578,463

Capital share activity:
Shares sold
Class A	67,065	79,947
Class C	23,120	22,124
Class H	12,628,970	31,637,662
Shares issued from reinvestment of distributions
Class A	—	507
Class C	—	647
Class H	—	12,908
Shares redeemed
Class A	(64,616)	(77,286)
Class C	(17,596)	(22,720)
Class H	(12,558,077)	(32,476,811)
Net increase (decrease) in shares	78,866	(823,022)

16 | THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

INVERSE S&P 500® 2x STRATEGY FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

Class A	Six Months Ended September 30, 2024[a]	Year Ended March 31, 2024	Year Ended March 31, 2023	Year Ended March 31, 2022	Year Ended March 31, 2021	Year Ended March 31, 2020[f]
Per Share Data
Net asset value, beginning of period	$27.68	$43.52	$40.83	$59.25	$167.99	$182.33
Income (loss) from investment operations:
Net investment income (loss)[b]	.52	1.41	(.04)	(.71)	(.58)	(.50)
Net gain (loss) on investments (realized and unrealized)	(4.40)	(16.14)	2.73	(17.71)	(108.16)	(13.54)
Total from investment operations	(3.88)	(14.73)	2.69	(18.42)	(108.74)	(14.04)
Less distributions from:
Net investment income	—	(1.11)	—	—	—	(.30)
Total distributions	—	(1.11)	—	—	—	(.30)
Net asset value, end of period	$23.80	$27.68	$43.52	$40.83	$59.25	$167.99

Total Return[c]	(14.02%)	(34.38%)	6.59%	(31.09%)	(64.73%)	(7.66%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$571	$596	$799	$2,399	$911	$10,143
Ratios to average net assets:
Net investment income (loss)	3.84%	3.83%	(0.09%)	(1.56%)	(1.67%)	(0.28%)
Total expenses	1.86%	1.85%	2.14%	1.77%	1.81%	1.82%
Net expenses[d]	1.76%	1.77%	2.12%	1.77%	1.81%	1.82%
Portfolio turnover rate	—	—	—	—	—	—

Class C	Six Months Ended September 30, 2024[a]	Year Ended March 31, 2024	Year Ended March 31, 2023	Year Ended March 31, 2022	Year Ended March 31, 2021	Year Ended March 31, 2020[f]
Per Share Data
Net asset value, beginning of period	$23.08	$36.78	$34.77	$50.84	$145.28	$158.86
Income (loss) from investment operations:
Net investment income (loss)[b]	.35	.96	(.07)	(.88)	(.83)	(.75)
Net gain (loss) on investments (realized and unrealized)	(3.66)	(13.55)	2.08	(15.19)	(93.61)	(12.53)
Total from investment operations	(3.31)	(12.59)	2.01	(16.07)	(94.44)	(13.28)
Less distributions from:
Net investment income	—	(1.11)	—	—	—	(.30)
Total distributions	—	(1.11)	—	—	—	(.30)
Net asset value, end of period	$19.77	$23.08	$36.78	$34.77	$50.84	$145.28

Total Return[c]	(14.34%)	(34.87%)	5.78%	(31.61%)	(65.01%)	(8.29%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$430	$375	$595	$193	$276	$362
Ratios to average net assets:
Net investment income (loss)	3.10%	3.07%	(0.17%)	(2.24%)	(2.43%)	(0.55%)
Total expenses	2.60%	2.60%	2.99%	2.50%	2.55%	2.58%
Net expenses[d]	2.51%	2.52%	2.96%	2.50%	2.55%	2.58%
Portfolio turnover rate	—	—	—	—	—	—

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT | 17

INVERSE S&P 500® 2x STRATEGY FUND

FINANCIAL HIGHLIGHTS (concluded)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

Class H	Six Months Ended September 30, 2024[a]	Year Ended March 31, 2024	Year Ended March 31, 2023	Year Ended March 31, 2022	Year Ended March 31, 2021	Year Ended March 31, 2020[f]
Per Share Data
Net asset value, beginning of period	$27.80	$43.72	$41.01	$59.45	$168.56	$182.85
Income (loss) from investment operations:
Net investment income (loss)[b]	.50	1.36	.29	(.71)	(.55)	— [e]
Net gain (loss) on investments (realized and unrealized)	(4.38)	(16.17)	2.42	(17.73)	(108.56)	(13.99)
Total from investment operations	(3.88)	(14.81)	2.71	(18.44)	(109.11)	(13.99)
Less distributions from:
Net investment income	—	(1.11)	—	—	—	(.30)
Total distributions	—	(1.11)	—	—	—	(.30)
Net asset value, end of period	$23.92	$27.80	$43.72	$41.01	$59.45	$168.56

Total Return	(13.96%)	(34.41%)	6.61%	(31.02%)	(64.73%)	(7.62%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$12,547	$12,607	$55,957	$13,017	$12,747	$68,498
Ratios to average net assets:
Net investment income (loss)	3.81%	3.71%	0.59%	(1.55%)	(1.65%)	0.01%
Total expenses	1.86%	1.84%	2.20%	1.75%	1.81%	1.84%
Net expenses[d]	1.76%	1.76%	2.16%	1.75%	1.81%	1.84%
Portfolio turnover rate	—	—	—	—	—	—

[a]	Unaudited figures for the period ended September 30, 2024. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]	Total return does not reflect the impact of any applicable sales charges.
[d]	Net expense information reflects the expense ratios after expense waivers and reimbursements, as applicable.
[e]	Less than $0.01 per share.
[f]	Reverse share split — Per share amounts for the year ended March 31, 2020 have been restated to reflect a 1:5 reverse share split effective August 17, 2020.

18 | THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2024
NASDAQ-100® 2x STRATEGY FUND

	Shares	Value
COMMON STOCKS† - 80.9%

Technology - 39.4%
Apple, Inc.	352,141	$82,048,853
Microsoft Corp.	172,155	74,078,296
NVIDIA Corp.	568,136	68,994,436
Broadcom, Inc.	277,225	47,821,312
Advanced Micro Devices, Inc.*	96,819	15,886,062
Adobe, Inc.*	26,524	13,733,597
QUALCOMM, Inc.	66,640	11,332,132
Texas Instruments, Inc.	54,619	11,282,647
Intuit, Inc.	16,723	10,384,983
Applied Materials, Inc.	49,317	9,964,500
Micron Technology, Inc.	66,332	6,879,292
Analog Devices, Inc.	29,700	6,836,049
Lam Research Corp.	7,769	6,340,126
KLA Corp.	8,040	6,226,256
Intel Corp.*	255,795	6,000,951
ASML Holding N.V. — Class G	5,638	4,697,863
Synopsys, Inc.*	9,189	4,653,218
Cadence Design Systems, Inc.*	16,380	4,439,471
Crowdstrike Holdings, Inc. — Class A*	13,920	3,904,143
Marvell Technology, Inc.	51,817	3,737,042
NXP Semiconductor N.V.	15,237	3,657,032
Roper Technologies, Inc.	6,413	3,568,450
Autodesk, Inc.*	12,892	3,551,488
Fortinet, Inc.*	45,757	3,548,455
Workday, Inc. — Class A*	12,741	3,114,028
Paychex, Inc.	21,520	2,887,769
Microchip Technology, Inc.	32,094	2,576,827
Cognizant Technology Solutions Corp. — Class A	29,651	2,288,464
Electronic Arts, Inc.	15,805	2,267,069
Datadog, Inc. — Class A*	18,611	2,141,382
ON Semiconductor Corp.*	25,625	1,860,631
ANSYS, Inc.*	5,228	1,665,797
Take-Two Interactive Software, Inc.*	10,486	1,611,803
Zscaler, Inc.*	9,042	1,545,640
Atlassian Corp. — Class A*	9,573	1,520,288
Super Micro Computer, Inc.*	3,503	1,458,649
GLOBALFOUNDRIES, Inc.*	32,995	1,328,049
MongoDB, Inc.*	4,419	1,194,677
ARM Holdings plc ADR*,1	7,485	1,070,430
Total Technology		442,098,157

Communications - 20.7%
Meta Platforms, Inc. — Class A	80,499	46,080,847
Amazon.com, Inc.*	243,086	45,294,214
Alphabet, Inc. — Class A	135,699	22,505,679
Alphabet, Inc. — Class C	129,353	21,626,528
Netflix, Inc.*	25,673	18,209,089
T-Mobile US, Inc.	69,798	14,403,515
Cisco Systems, Inc.	241,009	12,826,499
Comcast Corp. — Class A	231,093	9,652,755
Booking Holdings, Inc.	2,005	8,445,301
Palo Alto Networks, Inc.*	19,370	6,620,666
MercadoLibre, Inc.*	3,032	6,221,543
PDD Holdings, Inc. ADR*	39,956	5,386,468
Airbnb, Inc. — Class A*	26,321	3,337,766
DoorDash, Inc. — Class A*	23,009	3,284,075
Trade Desk, Inc. — Class A*	26,779	2,936,318
Charter Communications, Inc. — Class A*	8,539	2,767,319
CDW Corp.	7,990	1,808,137
Warner Bros Discovery, Inc.*	146,676	1,210,077
Total Communications		232,616,796

Consumer, Non-cyclical - 9.3%
PepsiCo, Inc.	82,169	13,972,838
Intuitive Surgical, Inc.*	21,258	10,443,418
Amgen, Inc.	32,143	10,356,796
Vertex Pharmaceuticals, Inc.*	15,440	7,180,835
Regeneron Pharmaceuticals, Inc.*	6,486	6,818,342
Automatic Data Processing, Inc.	24,395	6,750,828
Gilead Sciences, Inc.	74,477	6,244,152
Mondelez International, Inc. — Class A	79,909	5,886,896
Cintas Corp.	24,112	4,964,179
PayPal Holdings, Inc.*	61,157	4,772,081
Monster Beverage Corp.*	58,597	3,057,005
Keurig Dr Pepper, Inc.	81,122	3,040,453
AstraZeneca plc ADR	34,834	2,713,917
GE HealthCare Technologies, Inc.	27,318	2,563,794
Kraft Heinz Co.	72,328	2,539,436
IDEXX Laboratories, Inc.*	4,923	2,487,198
Verisk Analytics, Inc. — Class A	8,520	2,283,019
Coca-Cola Europacific Partners plc	27,470	2,163,263
Biogen, Inc.*	8,714	1,689,122
Dexcom, Inc.*	23,972	1,607,083
Moderna, Inc.*	22,994	1,536,689
Illumina, Inc.*	9,529	1,242,677
Total Consumer, Non-cyclical		104,314,021

Consumer, Cyclical - 7.3%
Tesla, Inc.*	111,997	29,301,775
Costco Wholesale Corp.	26,521	23,511,397
Starbucks Corp.	67,790	6,608,847
Marriott International, Inc. — Class A	16,841	4,186,672
O’Reilly Automotive, Inc.*	3,470	3,996,052
PACCAR, Inc.	31,360	3,094,605
Copart, Inc.*	57,566	3,016,458
Ross Stores, Inc.	19,955	3,003,427
Fastenal Co.	34,256	2,446,564
Lululemon Athletica, Inc.*	7,038	1,909,761
Dollar Tree, Inc.*	12,858	904,175
Total Consumer, Cyclical		81,979,733

Industrial - 1.3%
Honeywell International, Inc.	38,864	8,033,577
CSX Corp.	115,977	4,004,686
Old Dominion Freight Line, Inc.	12,819	2,546,366
Total Industrial		14,584,629

Basic Materials - 1.2%
Linde plc	28,565	13,621,506

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT | 19

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	September 30, 2024
NASDAQ-100® 2x STRATEGY FUND

	Shares	Value
Utilities - 1.1%
Constellation Energy Corp.	18,704	$4,863,414
American Electric Power Company, Inc.	31,832	3,265,963
Exelon Corp.	59,851	2,426,958
Xcel Energy, Inc.	33,350	2,177,755
Total Utilities		12,734,090

Energy - 0.4%
Baker Hughes Co.	59,427	2,148,286
Diamondback Energy, Inc.	10,672	1,839,853
Total Energy		3,988,139

Financial - 0.2%
CoStar Group, Inc.*	24,516	1,849,487

Total Common Stocks
(Cost $493,136,028)		907,786,558

	Face Amount
U.S. TREASURY BILLS†† - 14.2%
U.S. Treasury Bills
4.68% due 12/05/24[2,3]	$130,000,000	128,938,615
4.63% due 10/10/24[3,4]	23,897,000	23,869,249
4.85% due 12/12/24[2,3]	7,500,000	7,432,950
Total U.S. Treasury Bills
(Cost $160,181,011)		160,240,814

FEDERAL AGENCY DISCOUNT NOTES†† - 0.7%
Federal Farm Credit Bank
4.73% due 10/18/24[3]	5,000,000	4,988,832
Federal Home Loan Bank
4.68% due 10/23/24[3]	3,000,000	2,991,420
Total Federal Agency Discount Notes
(Cost $7,980,252)		7,980,252

REPURCHASE AGREEMENTS††,5 - 4.3%
J.P. Morgan Securities LLC issued 09/30/24 at 4.86% due 10/01/24[2]	26,180,819	26,180,819
BofA Securities, Inc. issued 09/30/24 at 4.85% due 10/01/24[2]	21,624,140	21,624,140
Total Repurchase Agreements
(Cost $47,804,959)		47,804,959

	Shares
SECURITIES LENDING COLLATERAL†,6 - 0.1%
Money Market Fund***
First American Government Obligations Fund - Class X, 4.82%[7]	801,306	801,306
Total Securities Lending Collateral
(Cost $801,306)		801,306

Total Investments - 100.2%
(Cost $709,903,556)		$1,124,613,889
Other Assets & Liabilities, net - (0.2)%		(2,301,046)
Total Net Assets - 100.0%		$1,122,312,843

Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation**
Equity Futures Contracts Purchased†
NASDAQ-100 Index Mini Futures Contracts	755	Dec 2024	$306,088,325	$6,597,945

Total Return Swap Agreements
Counterparty	Index	Type	Financing Rate	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Appreciation
OTC Equity Index Swap Agreements††
Goldman Sachs International	NASDAQ-100 Index	Pay	5.33% (Federal Funds Rate + 0.50%)	At Maturity	12/18/24	45,641	$915,589,018	$3,922,034
Barclays Bank plc	NASDAQ-100 Index	Pay	5.54% (SOFR + 0.70%)	At Maturity	12/19/24	3,013	60,445,439	349,062
BNP Paribas	NASDAQ-100 Index	Pay	5.73% (Federal Funds Rate + 0.90%)	At Maturity	12/19/24	2,765	55,459,486	243,506
							$1,031,493,943	$4,514,602

20 | THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	September 30, 2024
NASDAQ-100® 2x STRATEGY FUND

*	Non-income producing security.
**	Includes cumulative appreciation (depreciation). Variation margin is reported within the Statement of Assets and Liabilities.
***	A copy of each underlying unaffiliated fund’s financial statements is available at the SEC’s website at www.sec.gov.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	All or a portion of this security is on loan at September 30, 2024 — See Note 7.
[2]	All or a portion of this security is pledged as equity index swap collateral at September 30, 2024.
[3]	Rate indicated is the effective yield at the time of purchase.
[4]	All or a portion of this security is pledged as futures collateral at September 30, 2024.
[5]	Repurchase Agreements — See Note 6.
[6]	Securities lending collateral — See Note 7.
[7]	Rate indicated is the 7-day yield as of September 30, 2024.
ADR — American Depositary Receipt
plc — Public Limited Company
SOFR — Secured Overnight Financing Rate

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund’s investments at September 30, 2024 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$907,786,558	$—	$—	$907,786,558
U.S. Treasury Bills	—	160,240,814	—	160,240,814
Federal Agency Discount Notes	—	7,980,252	—	7,980,252
Repurchase Agreements	—	47,804,959	—	47,804,959
Securities Lending Collateral	801,306	—	—	801,306
Equity Futures Contracts**	6,597,945	—	—	6,597,945
Equity Index Swap Agreements**	—	4,514,602	—	4,514,602
Total Assets	$915,185,809	$220,540,627	$—	$1,135,726,436

**	This derivative is reported as unrealized appreciation/depreciation at period end.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT | 21

NASDAQ-100® 2x STRATEGY FUND

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
September 30, 2024

Assets:
Investments, at value - including $771,682 of securities loaned (cost $662,098,597)	$1,076,808,930
Repurchase agreements, at value (cost $47,804,959)	47,804,959
Unrealized appreciation on OTC swap agreements	4,514,602
Receivables:
Fund shares sold	3,236,792
Variation margin on futures contracts	732,798
Dividends	136,026
Investment Adviser	19,196
Interest	6,448
Securities lending income	37
Total assets	1,133,259,788

Liabilities:
Segregated cash due to broker	1,470,000
Payable for:
Fund shares redeemed	5,757,440
Return of securities lending collateral	801,306
Swap settlement	771,610
Management fees	690,999
Transfer agent fees	478,963
Distribution and service fees	196,502
Portfolio accounting and administration fees	80,625
Trustees’ fees*	8,945
Miscellaneous	690,555
Total liabilities	10,946,945
Net assets	$1,122,312,843

Net assets consist of:
Paid in capital	$678,650,640
Total distributable earnings (loss)	443,662,203
Net assets	$1,122,312,843

Class A:
Net assets	$114,114,301
Capital shares outstanding	210,957
Net asset value per share	$540.94
Maximum offering price per share (Net asset value divided by 95.25%)	$567.92

Class C:
Net assets	$8,317,188
Capital shares outstanding	21,363
Net asset value per share	$389.33

Class H:
Net assets	$999,881,354
Capital shares outstanding	1,849,008
Net asset value per share	$540.77

STATEMENT OF OPERATIONS (Unaudited)
Six Months Ended September 30, 2024

Investment Income:
Dividends (net of foreign withholding tax of $4,588)	$3,258,369
Interest	5,720,644
Income from securities lending, net	14,665
Total investment income	8,993,678

Expenses:
Management fees	4,563,315
Distribution and service fees:
Class A	136,284
Class C	41,072
Class H	1,121,058
Transfer agent fees	1,075,777
Portfolio accounting and administration fees	1,039,579
Registration fees	753,027
Interest expense	313,309
Professional fees	136,161
Custodian fees	67,191
Trustees’ fees*	54,716
Line of credit fees	1,592
Miscellaneous	332,097
Total expenses	9,635,178
Less:
Expenses reimbursed by Adviser	(507,139)
Expenses waived by Adviser	(128,074)
Total waived/reimbursed expenses	(635,213)
Net expenses	8,999,965
Net investment loss	(6,287)

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	8,492,612
Swap agreements	31,659,768
Futures contracts	6,042,921
Net realized gain	46,195,301
Net change in unrealized appreciation (depreciation) on:
Investments	42,219,084
Swap agreements	(2,970,697)
Futures contracts	4,596,058
Net change in unrealized appreciation (depreciation)	43,844,445
Net realized and unrealized gain	90,039,746
Net increase in net assets resulting from operations	$90,033,459

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

22 | THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

NASDAQ-100® 2x STRATEGY FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended September 30, 2024 (Unaudited)	Year Ended March 31, 2024
Increase (Decrease) in Net Assets from Operations:
Net investment loss	$(6,287)	$(1,956,014)
Net realized gain on investments	46,195,301	251,408,583
Net change in unrealized appreciation (depreciation) on investments	43,844,445	164,588,838
Net increase in net assets resulting from operations	90,033,459	414,041,407

Capital share transactions:
Proceeds from sale of shares
Class A	10,880,234	22,627,601
Class C	705,164	1,164,335
Class H	3,545,443,401	6,354,054,603
Cost of shares redeemed
Class A	(18,145,191)	(25,432,583)
Class C	(1,775,128)	(4,836,077)
Class H	(3,514,320,051)	(6,311,015,699)
Net increase from capital share transactions	22,788,429	36,562,180
Net increase in net assets	112,821,888	450,603,587

Net assets:
Beginning of period	1,009,490,955	558,887,368
End of period	$1,122,312,843	$1,009,490,955

Capital share activity:
Shares sold
Class A	22,226	64,010
Class C	2,021	4,443
Class H	7,066,576	17,782,561
Shares redeemed
Class A	(36,805)	(70,979)
Class C	(5,022)	(18,813)
Class H	(7,117,379)	(17,709,059)
Net increase (decrease) in shares	(68,383)	52,163

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT | 23

NASDAQ-100® 2x STRATEGY FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

Class A	Six Months Ended September 30, 2024[a]	Year Ended March 31, 2024	Year Ended March 31, 2023	Year Ended March 31, 2022	Year Ended March 31, 2021	Year Ended March 31, 2020
Per Share Data
Net asset value, beginning of period	$471.20	$267.88	$386.62	$336.16	$141.52	$150.26
Income (loss) from investment operations:
Net investment income (loss)[b]	.06	(.94)	(1.30)	(4.89)	(3.18)	(1.16)
Net gain (loss) on investments (realized and unrealized)	69.68	204.26	(117.44)	83.35	227.34	2.39
Total from investment operations	69.74	203.32	(118.74)	78.46	224.16	1.23
Less distributions from:
Net realized gains	—	—	—	(28.00)	(29.52)	(9.97)
Total distributions	—	—	—	(28.00)	(29.52)	(9.97)
Net asset value, end of period	$540.94	$471.20	$267.88	$386.62	$336.16	$141.52

Total Return[c]	14.80%	75.90%	(30.71%)	21.73%	159.40%	(0.76%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$114,114	$106,273	$62,284	$90,897	$79,610	$31,547
Ratios to average net assets:
Net investment income (loss)	0.02%	(0.26%)	(0.53%)	(1.17%)	(1.13%)	(0.67%)
Total expenses	1.89%	2.01%	1.90%	1.79%	1.84%	1.87%
Net expenses[d]	1.77%	1.90%	1.87%	1.79%	1.84%	1.87%
Portfolio turnover rate	139%	392%	461%	252%	251%	237%

Class C	Six Months Ended September 30, 2024[a]	Year Ended March 31, 2024	Year Ended March 31, 2023	Year Ended March 31, 2022	Year Ended March 31, 2021	Year Ended March 31, 2020
Per Share Data
Net asset value, beginning of period	$340.40	$194.97	$283.53	$253.57	$110.50	$119.88
Income (loss) from investment operations:
Net investment income (loss)[b]	(1.30)	(2.61)	(2.32)	(5.97)	(4.02)	(1.92)
Net gain (loss) on investments (realized and unrealized)	50.23	148.04	(86.24)	63.93	176.61	2.51
Total from investment operations	48.93	145.43	(88.56)	57.96	172.59	.59
Less distributions from:
Net realized gains	—	—	—	(28.00)	(29.52)	(9.97)
Total distributions	—	—	—	(28.00)	(29.52)	(9.97)
Net asset value, end of period	$389.33	$340.40	$194.97	$283.53	$253.57	$110.50

Total Return[c]	14.37%	74.59%	(31.23%)	20.70%	157.42%	(1.50%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$8,317	$8,294	$7,552	$13,760	$15,545	$9,030
Ratios to average net assets:
Net investment income (loss)	(0.72%)	(1.03%)	(1.29%)	(1.92%)	(1.88%)	(1.42%)
Total expenses	2.64%	2.75%	2.64%	2.54%	2.59%	2.63%
Net expenses[d]	2.52%	2.65%	2.61%	2.54%	2.59%	2.63%
Portfolio turnover rate	139%	392%	461%	252%	251%	237%

24 | THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

NASDAQ-100® 2x STRATEGY FUND

FINANCIAL HIGHLIGHTS (concluded)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

Class H	Six Months Ended September 30, 2024[a]	Year Ended March 31, 2024	Year Ended March 31, 2023	Year Ended March 31, 2022	Year Ended March 31, 2021	Year Ended March 31, 2020
Per Share Data
Net asset value, beginning of period	$471.06	$267.78	$386.47	$336.03	$141.47	$150.21
Income (loss) from investment operations:
Net investment income (loss)[b]	.01	(.84)	(1.29)	(4.89)	(3.14)	(1.14)
Net gain (loss) on investments (realized and unrealized)	69.70	204.12	(117.40)	83.33	227.22	2.37
Total from investment operations	69.71	203.28	(118.69)	78.44	224.08	1.23
Less distributions from:
Net realized gains	—	—	—	(28.00)	(29.52)	(9.97)
Total distributions	—	—	—	(28.00)	(29.52)	(9.97)
Net asset value, end of period	$540.77	$471.06	$267.78	$386.47	$336.03	$141.47

Total Return	14.80%	75.91%	(30.71%)	21.73%	159.40%	(0.76%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$999,881	$894,924	$489,052	$706,126	$566,649	$276,299
Ratios to average net assets:
Net investment income (loss)	0.00%[e]	(0.23%)	(0.53%)	(1.17%)	(1.13%)	(0.66%)
Total expenses	1.89%	2.00%	1.90%	1.79%	1.84%	1.87%
Net expenses[d]	1.77%	1.89%	1.87%	1.79%	1.84%	1.87%
Portfolio turnover rate	139%	392%	461%	252%	251%	237%

[a]	Unaudited figures for the period ended September 30, 2024. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]	Total return does not reflect the impact of any applicable sales charges.
[d]	Net expense information reflects the expense ratios after expense waivers and reimbursements, as applicable.
[e]	Less than 0.01%.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT | 25

SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2024
INVERSE NASDAQ-100® 2x STRATEGY FUND

	Face Amount	Value
U.S. TREASURY BILLS†† - 16.9%
U.S. Treasury Bills
4.85% due 12/12/24[1,2]	$1,400,000	$1,387,484
4.81% due 12/12/24[1,2]	350,000	346,871
4.63% due 10/10/24[2,3]	337,000	336,609
4.75% due 12/12/24[1,2]	50,000	49,553
Total U.S. Treasury Bills
(Cost $2,119,181)		2,120,517

REPURCHASE AGREEMENTS††,4 - 76.7%
J.P. Morgan Securities LLC issued 09/30/24 at 4.86% due 10/01/24[1]	5,258,844	5,258,844
BofA Securities, Inc. issued 09/30/24 at 4.85% due 10/01/24[1]	4,343,560	4,343,560
Total Repurchase Agreements
(Cost $9,602,404)		9,602,404

Total Investments - 93.6%
(Cost $11,721,585)		$11,722,921
Other Assets & Liabilities, net - 6.4%		797,613
Total Net Assets - 100.0%		$12,520,534

Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Depreciation**
Equity Futures Contracts Sold Short†
NASDAQ-100 Index Mini Futures Contracts	19	Dec 2024	$7,702,885	$(54,691)

Total Return Swap Agreements
Counterparty	Index	Type	Financing Rate	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Appreciation (Depreciation)
OTC Equity Index Swap Agreements Sold Short††
Goldman Sachs International	NASDAQ-100 Index	Receive	5.13% (Federal Funds Rate + 0.30%)	At Maturity	12/18/24	172	$3,455,873	$5,303
Barclays Bank plc	NASDAQ-100 Index	Receive	5.19% (SOFR + 0.35%)	At Maturity	12/19/24	223	4,478,856	(25,871)
BNP Paribas	NASDAQ-100 Index	Receive	5.33% (Federal Funds Rate + 0.50%)	At Maturity	12/19/24	468	9,384,072	(42,826)
							$17,318,801	$(63,394)

**	Includes cumulative appreciation (depreciation). Variation margin is reported within the Statement of Assets and Liabilities.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	All or a portion of this security is pledged as equity index swap collateral at September 30, 2024.
[2]	Rate indicated is the effective yield at the time of purchase.
[3]	All or a portion of this security is pledged as futures collateral at September 30, 2024.
[4]	Repurchase Agreements — See Note 6.
plc — Public Limited Company
SOFR — Secured Overnight Financing Rate

See Sector Classification in Other Information section.

26 | THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	September 30, 2024
INVERSE NASDAQ-100® 2x STRATEGY FUND

The following table summarizes the inputs used to value the Fund’s investments at September 30, 2024 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
U.S. Treasury Bills	$—	$2,120,517	$—	$2,120,517
Repurchase Agreements	—	9,602,404	—	9,602,404
Equity Index Swap Agreements**	—	5,303	—	5,303
Total Assets	$—	$11,728,224	$—	$11,728,224

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Equity Futures Contracts**	$54,691	$—	$—	$54,691
Equity Index Swap Agreements**	—	68,697	—	68,697
Total Liabilities	$54,691	$68,697	$—	$123,388

**	This derivative is reported as unrealized appreciation/depreciation at period end.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT | 27

INVERSE NASDAQ-100® 2x STRATEGY FUND

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
September 30, 2024

Assets:
Investments, at value (cost $2,119,181)	$2,120,517
Repurchase agreements, at value (cost $9,602,404)	9,602,404
Segregated cash with broker	109,800
Unrealized appreciation on OTC swap agreements	5,303
Receivables:
Fund shares sold	1,316,124
Interest	1,295
Total assets	13,155,443

Liabilities:
Unrealized depreciation on OTC swap agreements	68,697
Payable for:
Fund shares redeemed	463,761
Management fees	26,520
Variation margin on futures contracts	19,704
Transfer agent fees	16,499
Distribution and service fees	7,497
Portfolio accounting and administration fees	3,095
Swap settlement	1,199
Trustees’ fees*	331
Miscellaneous	27,606
Total liabilities	634,909
Net assets	$12,520,534

Net assets consist of:
Paid in capital	$152,758,227
Total distributable earnings (loss)	(140,237,693)
Net assets	$12,520,534

Class A:
Net assets	$730,168
Capital shares outstanding	48,694
Net asset value per share	$15.00
Maximum offering price per share (Net asset value divided by 95.25%)	$15.75

Class C:
Net assets	$235,353
Capital shares outstanding	18,810
Net asset value per share	$12.51

Class H:
Net assets	$11,555,013
Capital shares outstanding	771,088
Net asset value per share	$14.99

STATEMENT OF OPERATIONS (Unaudited)
Six Months Ended September 30, 2024

Investment Income:
Interest	$1,081,401
Total investment income	1,081,401

Expenses:
Management fees	171,396
Distribution and service fees:
Class A	1,458
Class C	1,138
Class H	45,870
Transfer agent fees	39,797
Portfolio accounting and administration fees	39,048
Registration fees	16,129
Interest expense	13,713
Custodian fees	2,478
Professional fees	1,894
Trustees’ fees*	1,656
Line of credit fees	91
Miscellaneous	28,051
Total expenses	362,719
Less:
Expenses reimbursed by Adviser	(19,047)
Net expenses	343,672
Net investment income	737,729

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	960
Swap agreements	(14,609,107)
Futures contracts	(11,277,804)
Net realized loss	(25,885,951)
Net change in unrealized appreciation (depreciation) on:
Investments	1,343
Swap agreements	(88,209)
Futures contracts	(29,947)
Net change in unrealized appreciation (depreciation)	(116,813)
Net realized and unrealized loss	(26,002,764)
Net decrease in net assets resulting from operations	$(25,265,035)

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

28 | THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

INVERSE NASDAQ-100® 2x STRATEGY FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended September 30, 2024 (Unaudited)	Year Ended March 31, 2024
Increase (Decrease) in Net Assets from Operations:
Net investment income	$737,729	$1,201,442
Net realized loss on investments	(25,885,951)	(32,210,068)
Net change in unrealized appreciation (depreciation) on investments	(116,813)	1,482,706
Net decrease in net assets resulting from operations	(25,265,035)	(29,525,920)

Distributions to shareholders:
Class A	—	(28,945)
Class C	—	(17,590)
Class H	—	(634,202)
Total distributions to shareholders	—	(680,737)

Capital share transactions:
Proceeds from sale of shares
Class A	5,467,817	7,222,864
Class C	1,877,151	4,224,257
Class H	1,661,604,519	1,138,936,552
Distributions reinvested
Class A	—	28,945
Class C	—	17,590
Class H	—	630,718
Cost of shares redeemed
Class A	(5,528,244)	(6,867,044)
Class C	(1,848,480)	(3,990,671)
Class H	(1,638,200,494)	(1,116,455,263)
Net increase from capital share transactions	23,372,269	23,747,948
Net decrease in net assets	(1,892,766)	(6,458,709)

Net assets:
Beginning of period	14,413,300	20,872,009
End of period	$12,520,534	$14,413,300

Capital share activity:
Shares sold
Class A	327,332	293,267
Class C	133,596	196,116
Class H	102,016,585	44,027,172
Shares issued from reinvestment of distributions
Class A	—	1,316
Class C	—	952
Class H	—	28,591
Shares redeemed
Class A	(328,299)	(275,758)
Class C	(131,774)	(189,083)
Class H	(101,981,985)	(43,886,515)
Net increase in shares	35,455	196,058

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT | 29

INVERSE NASDAQ-100® 2x STRATEGY FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

Class A	Six Months Ended September 30, 2024[a]	Year Ended March 31, 2024	Year Ended March 31, 2023	Year Ended March 31, 2022	Year Ended March 31, 2021	Year Ended March 31, 2020[f]
Per Share Data
Net asset value, beginning of period	$17.96	$34.40	$34.28	$51.80	$185.07	$270.16
Income (loss) from investment operations:
Net investment income (loss)[b]	.35	1.05	.09	(.58)	(.48)	.40
Net gain (loss) on investments (realized and unrealized)	(3.31)	(16.54)	.03	(16.94)[e]	(132.65)	(85.39)
Total from investment operations	(2.96)	(15.49)	.12	(17.52)	(133.13)	(84.99)
Less distributions from:
Net investment income	—	(.95)	—	—	(.14)	(.10)
Total distributions	—	(.95)	—	—	(.14)	(.10)
Net asset value, end of period	$15.00	$17.96	$34.40	$34.28	$51.80	$185.07

Total Return[c]	(16.48%)	(45.56%)	0.35%	(33.82%)	(71.95%)	(31.48%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$730	$892	$1,061	$617	$301	$320
Ratios to average net assets:
Net investment income (loss)	4.17%	4.26%	0.20%	(1.58%)	(1.69%)	0.17%
Total expenses	2.04%	1.83%	3.02%	1.78%	1.81%	1.87%
Net expenses[d]	1.95%	1.75%	2.98%	1.78%	1.81%	1.87%
Portfolio turnover rate	—	—	—	—	—	—

Class C	Six Months Ended September 30, 2024[a]	Year Ended March 31, 2024	Year Ended March 31, 2023	Year Ended March 31, 2022	Year Ended March 31, 2021	Year Ended March 31, 2020[f]
Per Share Data
Net asset value, beginning of period	$15.05	$29.27	$29.37	$44.74	$161.13	$236.63
Income (loss) from investment operations:
Net investment income (loss)[b]	.24	.77	(.19)	(.78)	(.48)	(1.00)
Net gain (loss) on investments (realized and unrealized)	(2.78)	(14.04)	.09	(14.59)[e]	(115.77)	(74.40)
Total from investment operations	(2.54)	(13.27)	(.10)	(15.37)	(116.25)	(75.40)
Less distributions from:
Net investment income	—	(.95)	—	—	(.14)	(.10)
Total distributions	—	(.95)	—	—	(.14)	(.10)
Net asset value, end of period	$12.51	$15.05	$29.27	$29.37	$44.74	$161.13

Total Return[c]	(16.88%)	(45.95%)	(0.34%)	(34.35%)	(72.15%)	(31.89%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$235	$256	$263	$158	$237	$64
Ratios to average net assets:
Net investment income (loss)	3.32%	3.56%	(0.52%)	(2.32%)	(2.44%)	(0.54%)
Total expenses	2.81%	2.58%	3.80%	2.52%	2.55%	2.63%
Net expenses[d]	2.71%	2.50%	3.76%	2.52%	2.55%	2.63%
Portfolio turnover rate	—	—	—	—	—	—

30 | THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

INVERSE NASDAQ-100® 2x STRATEGY FUND

FINANCIAL HIGHLIGHTS (concluded)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

Class H	Six Months Ended September 30, 2024[a]	Year Ended March 31, 2024	Year Ended March 31, 2023	Year Ended March 31, 2022	Year Ended March 31, 2021	Year Ended March 31, 2020[f]
Per Share Data
Net asset value, beginning of period	$18.01	$34.46	$34.33	$51.83	$185.13	$270.31
Income (loss) from investment operations:
Net investment income (loss)[b]	.33	1.04	.04	(.63)	(.36)	.20
Net gain (loss) on investments (realized and unrealized)	(3.35)	(16.54)	.09	(16.87)[e]	(132.80)	(85.28)
Total from investment operations	(3.02)	(15.50)	.13	(17.50)	(133.16)	(85.08)
Less distributions from:
Net investment income	—	(.95)	—	—	(.14)	(.10)
Total distributions	—	(.95)	—	—	(.14)	(.10)
Net asset value, end of period	$14.99	$18.01	$34.46	$34.33	$51.83	$185.13

Total Return	(16.77%)	(45.51%)	0.38%	(33.76%)	(71.93%)	(31.50%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$11,555	$13,266	$19,548	$12,931	$6,190	$12,137
Ratios to average net assets:
Net investment income (loss)	3.87%	4.09%	0.09%	(1.70%)	(1.70%)	0.10%
Total expenses	1.89%	1.85%	2.53%	1.81%	1.85%	1.87%
Net expenses[d]	1.79%	1.77%	2.49%	1.81%	1.85%	1.87%
Portfolio turnover rate	—	—	—	—	—	—

[a]	Unaudited figures for the period ended September 30, 2024. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]	Total return does not reflect the impact of any applicable sales charges.
[d]	Net expense information reflects the expense ratios after expense waivers and reimbursements, as applicable.
[e]

The amount shown for a share outstanding throughout the year does not agree with the aggregate net gain on investments for the year because of the sales and purchases of fund shares in relation to fluctuating market value of the investments of the Fund.

[f]	Reverse share split — Per share amounts for the year ended March 31, 2020 have been restated to reflect a 1:10 reverse share split effective August 10, 2020.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT | 31

SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2024
DOW 2x STRATEGY FUND

	Shares	Value
COMMON STOCKS† - 84.5%

Financial - 19.5%
Goldman Sachs Group, Inc.	5,351	$2,649,333
Visa, Inc. — Class A	5,351	1,471,258
American Express Co.	5,351	1,451,191
Travelers Companies, Inc.	5,351	1,252,776
JPMorgan Chase & Co.	5,351	1,128,312
Total Financial		7,952,870

Consumer, Non-cyclical - 18.7%
UnitedHealth Group, Inc.	5,351	3,128,623
Amgen, Inc.	5,351	1,724,146
Procter & Gamble Co.	5,351	926,793
Johnson & Johnson	5,351	867,183
Merck & Company, Inc.	5,351	607,659
Coca-Cola Co.	5,351	384,523
Total Consumer, Non-cyclical		7,638,927

Technology - 15.5%
Microsoft Corp.	5,351	2,302,536
Salesforce, Inc.	5,351	1,464,622
Apple, Inc.	5,351	1,246,783
International Business Machines Corp.	5,351	1,182,999
Intel Corp.*	5,351	125,534
Total Technology		6,322,474

Industrial - 11.6%
Caterpillar, Inc.	5,351	2,092,883
Honeywell International, Inc.	5,351	1,106,105
Boeing Co.*	5,351	813,566
3M Co.	5,351	731,482
Total Industrial		4,744,036

Consumer, Cyclical - 11.5%
Home Depot, Inc.	5,351	2,168,225
McDonald’s Corp.	5,351	1,629,433
NIKE, Inc. — Class B	5,351	473,028
Walmart, Inc.	5,351	432,094
Total Consumer, Cyclical		4,702,780

Communications - 5.0%
Amazon.com, Inc.*	5,351	997,052
Walt Disney Co.	5,351	514,713
Cisco Systems, Inc.	5,351	284,780
Verizon Communications, Inc.	5,351	240,313
Total Communications		2,036,858

Energy - 2.0%
Chevron Corp.	5,351	788,042

Basic Materials - 0.7%
Dow, Inc.	5,351	292,325

Total Common Stocks
(Cost $19,095,503)		34,478,312

	Face Amount
U.S. TREASURY BILLS†† - 12.3%
U.S. Treasury Bills
4.85% due 12/12/24[1,2]	$2,750,000	2,725,415
4.62% due 10/10/24[2,3]	1,132,000	1,130,686
4.74% due 12/12/24[2]	1,050,000	1,040,613
4.81% due 12/12/24[2]	50,000	49,553
4.75% due 12/12/24[2]	50,000	49,553
Total U.S. Treasury Bills
(Cost $4,992,949)		4,995,820

REPURCHASE AGREEMENTS††,4 - 3.7%
J.P. Morgan Securities LLC issued 09/30/24 at 4.86% due 10/01/24[1]	837,304	837,304
BofA Securities, Inc. issued 09/30/24 at 4.85% due 10/01/24[1]	691,574	691,574
Total Repurchase Agreements
(Cost $1,528,878)		1,528,878

Total Investments - 100.5%
(Cost $25,617,330)		$41,003,010
Other Assets & Liabilities, net - (0.5)%		(210,707)
Total Net Assets - 100.0%		$40,792,303

32 | THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	September 30, 2024
DOW 2x STRATEGY FUND

Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation**
Equity Futures Contracts Purchased†
Dow Jones Industrial Average Mini Futures Contracts	22	Dec 2024	$4,691,720	$91,149

Total Return Swap Agreements
Counterparty	Index	Type	Financing Rate	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Appreciation
OTC Equity Index Swap Agreements††
Barclays Bank plc	Dow Jones Industrial Average	Pay	5.44% (SOFR + 0.60%)	At Maturity	12/19/24	852	$36,045,689	$108,038
BNP Paribas	Dow Jones Industrial Average	Pay	5.73% (Federal Funds Rate + 0.90%)	At Maturity	12/19/24	155	6,570,308	64,452
							$42,615,997	$172,490

*	Non-income producing security.
**	Includes cumulative appreciation (depreciation). Variation margin is reported within the Statement of Assets and Liabilities.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	All or a portion of this security is pledged as equity index swap collateral at September 30, 2024.
[2]	Rate indicated is the effective yield at the time of purchase.
[3]	All or a portion of this security is pledged as futures collateral at September 30, 2024.
[4]	Repurchase Agreements — See Note 6.
plc — Public Limited Company
SOFR — Secured Overnight Financing Rate

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund’s investments at September 30, 2024 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$34,478,312	$—	$—	$34,478,312
U.S. Treasury Bills	—	4,995,820	—	4,995,820
Repurchase Agreements	—	1,528,878	—	1,528,878
Equity Futures Contracts**	91,149	—	—	91,149
Equity Index Swap Agreements**	—	172,490	—	172,490
Total Assets	$34,569,461	$6,697,188	$—	$41,266,649

**	This derivative is reported as unrealized appreciation/depreciation at period end.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT | 33

DOW 2x STRATEGY FUND

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
September 30, 2024

Assets:
Investments, at value (cost $24,088,452)	$39,474,132
Repurchase agreements, at value (cost $1,528,878)	1,528,878
Unrealized appreciation on OTC swap agreements	172,490
Receivables:
Fund shares sold	451,611
Dividends	13,132
Interest	206
Total assets	41,640,449

Liabilities:
Payable for:
Fund shares redeemed	717,214
Management fees	32,979
Swap settlement	26,413
Transfer agent fees	21,053
Distribution and service fees	10,014
Portfolio accounting and administration fees	3,849
Variation margin on futures contracts	440
Trustees’ fees*	406
Miscellaneous	35,778
Total liabilities	848,146
Net assets	$40,792,303

Net assets consist of:
Paid in capital	$26,440,141
Total distributable earnings (loss)	14,352,162
Net assets	$40,792,303

Class A:
Net assets	$8,966,920
Capital shares outstanding	51,369
Net asset value per share	$174.56
Maximum offering price per share (Net asset value divided by 95.25%)	$183.27

Class C:
Net assets	$1,579,377
Capital shares outstanding	10,868
Net asset value per share	$145.32

Class H:
Net assets	$30,246,006
Capital shares outstanding	173,988
Net asset value per share	$173.84

STATEMENT OF OPERATIONS (Unaudited)
Six Months Ended September 30, 2024

Investment Income:
Dividends	$351,717
Interest	172,077
Total investment income	523,794

Expenses:
Management fees	195,436
Distribution and service fees:
Class A	10,329
Class C	6,462
Class H	42,346
Transfer agent fees	45,940
Portfolio accounting and administration fees	44,524
Registration fees	30,364
Professional fees	4,706
Interest expense	5,682
Custodian fees	2,761
Trustees’ fees*	2,240
Miscellaneous	19,074
Total expenses	409,864
Less:
Expenses reimbursed by Adviser	(21,718)
Net expenses	388,146
Net investment income	135,648

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	(973,590)
Swap agreements	(298,948)
Futures contracts	930,544
Net realized loss	(341,994)
Net change in unrealized appreciation (depreciation) on:
Investments	1,739,051
Swap agreements	(426,332)
Futures contracts	68,108
Net change in unrealized appreciation (depreciation)	1,380,827
Net realized and unrealized gain	1,038,833
Net increase in net assets resulting from operations	$1,174,481

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

34 | THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

DOW 2x STRATEGY FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended September 30, 2024 (Unaudited)	Year Ended March 31, 2024
Increase (Decrease) in Net Assets from Operations:
Net investment income	$135,648	$286,718
Net realized gain (loss) on investments	(341,994)	6,491,380
Net change in unrealized appreciation (depreciation) on investments	1,380,827	4,648,779
Net increase in net assets resulting from operations	1,174,481	11,426,877

Distributions to shareholders:
Class A	—	(31,102)
Class C	—	(4,450)
Class H	—	(123,761)
Total distributions to shareholders	—	(159,313)

Capital share transactions:
Proceeds from sale of shares
Class A	3,164,457	4,509,574
Class C	799,659	522,506
Class H	274,028,185	470,669,490
Distributions reinvested
Class A	—	29,277
Class C	—	4,178
Class H	—	117,960
Cost of shares redeemed
Class A	(3,622,711)	(4,488,286)
Class C	(458,890)	(720,598)
Class H	(291,159,990)	(454,767,856)
Net increase (decrease) from capital share transactions	(17,249,290)	15,876,245
Net increase (decrease) in net assets	(16,074,809)	27,143,809

Net assets:
Beginning of period	56,867,112	29,723,303
End of period	$40,792,303	$56,867,112

Capital share activity:
Shares sold
Class A	19,870	35,583
Class C	6,137	4,903
Class H	1,778,748	3,627,368
Shares issued from reinvestment of distributions
Class A	—	215
Class C	—	37
Class H	—	869
Shares redeemed
Class A	(22,557)	(35,009)
Class C	(3,450)	(6,969)
Class H	(1,903,446)	(3,523,215)
Net increase (decrease) in shares	(124,698)	103,782

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT | 35

DOW 2x STRATEGY FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

Class A	Six Months Ended September 30, 2024[a]	Year Ended March 31, 2024	Year Ended March 31, 2023	Year Ended March 31, 2022	Year Ended March 31, 2021	Year Ended March 31, 2020
Per Share Data
Net asset value, beginning of period	$158.69	$116.66	$135.77	$128.55	$58.38	$93.69
Income (loss) from investment operations:
Net investment income (loss)[b]	.53	1.10	.54	(.27)	(.08)	.44
Net gain (loss) on investments (realized and unrealized)	15.34	41.51	(17.13)	13.56	70.25	(32.14)
Total from investment operations	15.87	42.61	(16.59)	13.29	70.17	(31.70)
Less distributions from:
Net investment income	—	(.58)	—	—	—	(.39)
Net realized gains	—	—	(2.52)	(6.07)	—	(3.22)
Total distributions	—	(.58)	(2.52)	(6.07)	—	(3.61)
Net asset value, end of period	$174.56	$158.69	$116.66	$135.77	$128.55	$58.38

Total Return[c]	10.00%	36.66%	(12.23%)	10.00%	120.20%	(35.58%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$8,967	$8,578	$6,214	$9,374	$10,886	$5,752
Ratios to average net assets:
Net investment income (loss)	0.68%	0.85%	0.46%	(0.19%)	(0.08%)	0.45%
Total expenses	1.87%	1.93%	1.90%	1.79%	1.84%	1.87%
Net expenses[d]	1.77%	1.85%	1.86%	1.79%	1.84%	1.87%
Portfolio turnover rate	377%	552%	516%	197%	172%	126%

Class C	Six Months Ended September 30, 2024[a]	Year Ended March 31, 2024	Year Ended March 31, 2023	Year Ended March 31, 2022	Year Ended March 31, 2021	Year Ended March 31, 2020
Per Share Data
Net asset value, beginning of period	$132.60	$98.26	$115.67	$111.12	$50.84	$82.59
Income (loss) from investment operations:
Net investment income (loss)[b]	(.03)	.14	(.28)	(1.13)	(.64)	(.28)
Net gain (loss) on investments (realized and unrealized)	12.75	34.78	(14.61)	11.75	60.92	(27.86)
Total from investment operations	12.72	34.92	(14.89)	10.62	60.28	(28.14)
Less distributions from:
Net investment income	—	(.58)	—	—	—	(.39)
Net realized gains	—	—	(2.52)	(6.07)	—	(3.22)
Total distributions	—	(.58)	(2.52)	(6.07)	—	(3.61)
Net asset value, end of period	$145.32	$132.60	$98.26	$115.67	$111.12	$50.84

Total Return[c]	9.59%	35.65%	(12.86%)	9.16%	118.57%	(36.06%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$1,579	$1,085	$1,003	$1,595	$1,932	$1,413
Ratios to average net assets:
Net investment income (loss)	(0.05%)	0.13%	(0.28%)	(0.93%)	(0.81%)	(0.32%)
Total expenses	2.62%	2.64%	2.65%	2.54%	2.59%	2.62%
Net expenses[d]	2.52%	2.55%	2.61%	2.54%	2.59%	2.62%
Portfolio turnover rate	377%	552%	516%	197%	172%	126%

36 | THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

DOW 2x STRATEGY FUND

FINANCIAL HIGHLIGHTS (concluded)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

Class H	Six Months Ended September 30, 2024[a]	Year Ended March 31, 2024	Year Ended March 31, 2023	Year Ended March 31, 2022	Year Ended March 31, 2021	Year Ended March 31, 2020
Per Share Data
Net asset value, beginning of period	$158.04	$116.21	$135.28	$128.11	$58.19	$93.39
Income (loss) from investment operations:
Net investment income (loss)[b]	.49	1.02	.63	(.24)	(.08)	.43
Net gain (loss) on investments (realized and unrealized)	15.31	41.39	(17.18)	13.48	70.00	(32.02)
Total from investment operations	15.80	42.41	(16.55)	13.24	69.92	(31.59)
Less distributions from:
Net investment income	—	(.58)	—	—	—	(.39)
Net realized gains	—	—	(2.52)	(6.07)	—	(3.22)
Total distributions	—	(.58)	(2.52)	(6.07)	—	(3.61)
Net asset value, end of period	$173.84	$158.04	$116.21	$135.28	$128.11	$58.19

Total Return	10.00%	36.63%	(12.25%)	10.00%	120.16%	(35.58%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$30,246	$47,204	$22,506	$27,732	$46,513	$16,715
Ratios to average net assets:
Net investment income (loss)	0.64%	0.79%	0.54%	(0.17%)	(0.09%)	0.43%
Total expenses	1.86%	1.93%	1.91%	1.79%	1.84%	1.88%
Net expenses[d]	1.76%	1.85%	1.87%	1.79%	1.84%	1.88%
Portfolio turnover rate	377%	552%	516%	197%	172%	126%

[a]	Unaudited figures for the period ended September 30, 2024. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]	Total return does not reflect the impact of any applicable sales charges.
[d]	Net expense information reflects the expense ratios after expense waivers and reimbursements, as applicable.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT | 37

SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2024
INVERSE DOW 2x STRATEGY FUND

	Face Amount	Value
U.S. TREASURY BILLS†† - 7.6%
U.S. Treasury Bills
4.85% due 12/12/24[1,2]	$250,000	$247,765
4.63% due 10/10/24[2,3]	19,000	18,978
Total U.S. Treasury Bills
(Cost $266,552)		266,743

REPURCHASE AGREEMENTS††,4 - 92.6%
J.P. Morgan Securities LLC issued 09/30/24 at 4.86% due 10/01/24[1]	$1,777,901	$1,777,901
BofA Securities, Inc. issued 09/30/24 at 4.85% due 10/01/24[1]	1,468,463	1,468,463
Total Repurchase Agreements
(Cost $3,246,364)		3,246,364

Total Investments - 100.2%
(Cost $3,512,916)		$3,513,107
Other Assets & Liabilities, net - (0.2)%		(8,297)
Total Net Assets - 100.0%		$3,504,810

Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation**
Equity Futures Contracts Sold Short†
Dow Jones Industrial Average Mini Futures Contracts	7	Dec 2024	$1,492,820	$7,156

Total Return Swap Agreements
Counterparty	Index	Type	Financing Rate	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Appreciation (Depreciation)
OTC Equity Index Swap Agreements Sold Short††
BNP Paribas	Dow Jones Industrial Average	Receive	5.33% (Federal Funds Rate + 0.50%)	At Maturity	12/19/24	79	$3,338,973	$11,790
Barclays Bank plc	Dow Jones Industrial Average	Receive	5.14% (SOFR + 0.30%)	At Maturity	12/19/24	51	2,137,863	(8,500)
							$5,476,836	$3,290

**	Includes cumulative appreciation (depreciation). Variation margin is reported within the Statement of Assets and Liabilities.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	All or a portion of this security is pledged as equity index swap collateral at September 30, 2024.
[2]	Rate indicated is the effective yield at the time of purchase.
[3]	All or a portion of this security is pledged as futures collateral at September 30, 2024.
[4]	Repurchase Agreements — See Note 6.
plc — Public Limited Company
SOFR — Secured Overnight Financing Rate

See Sector Classification in Other Information section.

38 | THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	September 30, 2024
INVERSE DOW 2x STRATEGY FUND

The following table summarizes the inputs used to value the Fund’s investments at September 30, 2024 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
U.S. Treasury Bills	$—	$266,743	$—	$266,743
Repurchase Agreements	—	3,246,364	—	3,246,364
Equity Futures Contracts**	7,156	—	—	7,156
Equity Index Swap Agreements**	—	11,790	—	11,790
Total Assets	$7,156	$3,524,897	$—	$3,532,053

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Equity Index Swap Agreements**	$—	$8,500	$—	$8,500

**	This derivative is reported as unrealized appreciation/depreciation at period end.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT | 39

INVERSE DOW 2x STRATEGY FUND

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
September 30, 2024

Assets:
Investments, at value (cost $266,552)	$266,743
Repurchase agreements, at value (cost $3,246,364)	3,246,364
Segregated cash with broker	53,919
Unrealized appreciation on OTC swap agreements	11,790
Receivables:
Fund shares sold	56,212
Interest	438
Variation margin on futures contracts	140
Total assets	3,635,606

Liabilities:
Unrealized depreciation on OTC swap agreements	8,500
Payable for:
Fund shares redeemed	80,029
Swap settlement	34,217
Management fees	2,322
Transfer agent fees	1,810
Distribution and service fees	746
Portfolio accounting and administration fees	271
Trustees’ fees*	32
Miscellaneous	2,869
Total liabilities	130,796
Net assets	$3,504,810

Net assets consist of:
Paid in capital	$52,636,932
Total distributable earnings (loss)	(49,132,122)
Net assets	$3,504,810

Class A:
Net assets	$430,324
Capital shares outstanding	14,636
Net asset value per share	$29.40
Maximum offering price per share (Net asset value divided by 95.25%)	$30.87

Class C:
Net assets	$245,428
Capital shares outstanding	9,825
Net asset value per share	$24.98

Class H:
Net assets	$2,829,058
Capital shares outstanding	96,074
Net asset value per share	$29.45

STATEMENT OF OPERATIONS (Unaudited)
Six Months Ended September 30, 2024

Investment Income:
Interest	$111,401
Total investment income	111,401

Expenses:
Management fees	18,115
Distribution and service fees:
Class A	614
Class C	882
Class H	4,199
Transfer agent fees	4,281
Portfolio accounting and administration fees	4,129
Registration fees	3,348
Interest expense	2,425
Professional fees	768
Custodian fees	261
Trustees’ fees*	246
Miscellaneous	855
Total expenses	40,123
Less:
Expenses reimbursed by Adviser:	(2,012)
Net expenses	38,111
Net investment income	73,290

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Swap agreements	(491,022)
Futures contracts	(146,274)
Net realized loss	(637,296)
Net change in unrealized appreciation (depreciation) on:
Investments	199
Swap agreements	88,575
Futures contracts	23,110
Net change in unrealized appreciation (depreciation)	111,884
Net realized and unrealized loss	(525,412)
Net decrease in net assets resulting from operations	$(452,122)

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

40 | THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

INVERSE DOW 2x STRATEGY FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended September 30, 2024 (Unaudited)	Year Ended March 31, 2024
Increase (Decrease) in Net Assets from Operations:
Net investment income	$73,290	$173,966
Net realized loss on investments	(637,296)	(1,471,082)
Net change in unrealized appreciation (depreciation) on investments	111,884	131,819
Net decrease in net assets resulting from operations	(452,122)	(1,165,297)

Distributions to shareholders:
Class A	—	(7,283)
Class C	—	(2,092)
Class H	—	(24,284)
Total distributions to shareholders	—	(33,659)

Capital share transactions:
Proceeds from sale of shares
Class A	2,704,247	3,912,592
Class C	210,031	472,786
Class H	74,008,182	101,320,363
Distributions reinvested
Class A	—	7,241
Class C	—	1,809
Class H	—	24,231
Cost of shares redeemed
Class A	(2,638,732)	(4,278,100)
Class C	(122,031)	(500,056)
Class H	(74,314,482)	(100,554,091)
Net increase (decrease) from capital share transactions	(152,785)	406,775
Net decrease in net assets	(604,907)	(792,181)

Net assets:
Beginning of period	4,109,717	4,901,898
End of period	$3,504,810	$4,109,717

Capital share activity:
Shares sold
Class A	82,563	97,447
Class C	7,964	13,154
Class H	2,260,518	2,588,532
Shares issued from reinvestment of distributions
Class A	—	195
Class C	—	57
Class H	—	651
Shares redeemed
Class A	(81,618)	(105,832)
Class C	(4,469)	(13,811)
Class H	(2,272,734)	(2,565,983)
Net increase (decrease) in shares	(7,776)	14,410

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT | 41

INVERSE DOW 2x STRATEGY FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

Class A	Six Months Ended September 30, 2024[a]	Year Ended March 31, 2024	Year Ended March 31, 2023	Year Ended March 31, 2022	Year Ended March 31, 2021	Year Ended March 31, 2020[f]
Per Share Data
Net asset value, beginning of period	$32.20	$43.34	$43.50	$53.39	$148.69	$145.60
Income (loss) from investment operations:
Net investment income (loss)[b]	.63	1.42	.30	(.70)	(.26)	.15
Net gain (loss) on investments (realized and unrealized)	(3.43)	(12.26)	(.46)	(9.19)	(95.01)	3.24
Total from investment operations	(2.80)	(10.84)	(.16)	(9.89)	(95.27)	3.39
Less distributions from:
Net investment income	—	(.30)	—	—	(.03)	(.30)
Total distributions	—	(.30)	—	—	(.03)	(.30)
Net asset value, end of period	$29.40	$32.20	$43.34	$43.50	$53.39	$148.69

Total Return[c]	(8.70%)	(25.16%)	(0.37%)	(18.52%)	(64.07%)	2.27%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$430	$441	$948	$629	$387	$1,952
Ratios to average net assets:
Net investment income (loss)	3.82%	3.55%	0.64%	(1.56%)	(1.66%)	0.12%
Total expenses	1.90%	1.85%	2.03%	1.77%	1.85%	1.86%
Net expenses[d]	1.80%	1.77%	2.00%	1.77%	1.85%	1.86%
Portfolio turnover rate	—	—	—	—	—	—

Class C	Six Months Ended September 30, 2024[a]	Year Ended March 31, 2024	Year Ended March 31, 2023	Year Ended March 31, 2022	Year Ended March 31, 2021	Year Ended March 31, 2020[f]
Per Share Data
Net asset value, beginning of period	$27.46	$37.28	$37.70	$46.65	$130.74	$129.05
Income (loss) from investment operations:
Net investment income (loss)[b]	.43	.98	(.45)	(.90)	(.30)	(.75)
Net gain (loss) on investments (realized and unrealized)	(2.91)	(10.50)	.03 [g]	(8.05)	(83.76)	2.74
Total from investment operations	(2.48)	(9.52)	(.42)	(8.95)	(84.06)	1.99
Less distributions from:
Net investment income	—	(.30)	—	—	(.03)	(.30)
Total distributions	—	(.30)	—	—	(.03)	(.30)
Net asset value, end of period	$24.98	$27.46	$37.28	$37.70	$46.65	$130.74

Total Return[c]	(9.03%)	(25.71%)	(1.11%)	(19.19%)	(64.32%)	1.63%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$245	$174	$258	$1,380	$259	$389
Ratios to average net assets:
Net investment income (loss)	3.04%	2.86%	(1.10%)	(2.33%)	(2.41%)	(0.66%)
Total expenses	2.66%	2.59%	2.72%	2.52%	2.59%	2.62%
Net expenses[d]	2.56%	2.51%	2.70%	2.52%	2.59%	2.62%
Portfolio turnover rate	—	—	—	—	—

42 | THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

INVERSE DOW 2x STRATEGY FUND

FINANCIAL HIGHLIGHTS (concluded)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

Class H	Six Months Ended September 30, 2024[a]	Year Ended March 31, 2024	Year Ended March 31, 2023	Year Ended March 31, 2022	Year Ended March 31, 2021	Year Ended March 31, 2020[f]
Per Share Data
Net asset value, beginning of period	$32.28	$43.43	$43.61	$53.60	$149.13	$145.97
Income (loss) from investment operations:
Net investment income (loss)[b]	.55	1.40	.37	(.69)	(.22)	— [e]
Net gain (loss) on investments (realized and unrealized)	(3.38)	(12.25)	(.55)	(9.30)	(95.28)	3.46
Total from investment operations	(2.83)	(10.85)	(.18)	(9.99)	(95.50)	3.46
Less distributions from:
Net investment income	—	(.30)	—	—	(.03)	(.30)
Total distributions	—	(.30)	—	—	(.03)	(.30)
Net asset value, end of period	$29.45	$32.28	$43.43	$43.61	$53.60	$149.13

Total Return	(8.77%)	(25.13%)	(0.41%)	(18.64%)	(64.04%)	2.37%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$2,829	$3,495	$3,695	$2,653	$2,531	$7,246
Ratios to average net assets:
Net investment income (loss)	3.65%	3.61%	0.82%	(1.58%)	(1.66%)	0.06%
Total expenses	1.97%	1.90%	2.04%	1.80%	1.84%	1.87%
Net expenses[d]	1.87%	1.82%	2.01%	1.80%	1.84%	1.87%
Portfolio turnover rate	—	—	—	—	—	—

[a]	Unaudited figures for the period ended September 30, 2024. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]	Total return does not reflect the impact of any applicable sales charges.
[d]	Net expense information reflects the expense ratios after expense waivers and reimbursements, as applicable.
[e]	Less than $0.01 per share.
[f]	Reverse share split — Per share amounts for the year ended March 31, 2020 have been restated to reflect a 1:15 reverse share split effective August 10, 2020.
[g]

The amount shown for a share outstanding throughout the year does not agree with the aggregate net loss on investments for the year because of the sales and purchases of fund shares in relation to fluctuating market value of the investments of the Fund.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT | 43

SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2024
RUSSELL 2000® 2x STRATEGY FUND

	Shares	Value
COMMON STOCKS† - 43.9%

Financial - 10.6%
FTAI Aviation Ltd.	927	$123,198
SouthState Corp.	694	67,443
Jackson Financial, Inc. — Class A	697	63,587
Essent Group Ltd.	952	61,204
Hamilton Lane, Inc. — Class A	350	58,937
Terreno Realty Corp. REIT	872	58,276
Ryman Hospitality Properties, Inc. REIT	535	57,373
Essential Properties Realty Trust, Inc. REIT[1]	1,601	54,674
Mr Cooper Group, Inc.*	582	53,649
Old National Bancorp	2,871	53,573
Cadence Bank	1,662	52,935
Kite Realty Group Trust REIT	1,981	52,615
Selective Insurance Group, Inc.	555	51,782
Radian Group, Inc.	1,383	47,976
Glacier Bancorp, Inc.	1,039	47,482
Home BancShares, Inc.	1,719	46,568
Piper Sandler Cos.	159	45,126
United Bankshares, Inc.	1,206	44,743
Moelis & Co. — Class A	645	44,189
First Financial Bankshares, Inc.	1,187	43,931
UMB Financial Corp.	409	42,990
Independence Realty Trust, Inc. REIT	2,062	42,271
Phillips Edison & Company, Inc. REIT	1,120	42,235
SL Green Realty Corp. REIT	597	41,557
Hancock Whitney Corp.	792	40,527
MARA Holdings, Inc.*,1	2,494	40,453
CareTrust REIT, Inc.	1,301	40,149
Sabra Health Care REIT, Inc.	2,111	39,286
Ameris Bancorp	601	37,496
Enstar Group Ltd.*	116	37,304
ServisFirst Bancshares, Inc.	463	37,248
Macerich Co. REIT	1,977	36,060
Valley National Bancorp	3,937	35,669
HA Sustainable Infrastructure Capital, Inc.	1,026	35,366
Innovative Industrial Properties, Inc. REIT	257	34,592
CNO Financial Group, Inc.	961	33,731
Walker & Dunlop, Inc.	295	33,509
PotlatchDeltic Corp. REIT	725	32,661
Broadstone Net Lease, Inc. REIT	1,721	32,613
StepStone Group, Inc. — Class A	567	32,223
Tanger, Inc. REIT	971	32,218
National Health Investors, Inc. REIT	382	32,111
United Community Banks, Inc.	1,091	31,726
Axos Financial, Inc.*	502	31,566
First BanCorp	1,477	31,268
COPT Defense Properties REIT	1,027	31,149
Apple Hospitality REIT, Inc.	2,080	30,888
Atlantic Union Bankshares Corp.	816	30,739
BGC Group, Inc. — Class A	3,324	30,514
Texas Capital Bancshares, Inc.*	426	30,442
Blackstone Mortgage Trust, Inc. — Class A REIT[1]	1,584	30,112
Baldwin Insurance Group, Inc. — Class A*	601	29,930
Fulton Financial Corp.	1,641	29,751
International Bancshares Corp.	496	29,656
NMI Holdings, Inc. — Class A*	716	29,492
Associated Banc-Corp.	1,366	29,424
PJT Partners, Inc. — Class A	217	28,935
Eastern Bankshares, Inc.	1,760	28,846
Cushman & Wakefield plc*	2,089	28,473
Upstart Holdings, Inc.*,1	703	28,127
PennyMac Financial Services, Inc.	246	28,037
Community Financial System, Inc.	480	27,874
WSFS Financial Corp.	539	27,484
Cathay General Bancorp	635	27,273
Genworth Financial, Inc. — Class A*	3,928	26,907
LXP Industrial Trust REIT	2,653	26,663
SITE Centers Corp. REIT	436	26,378
Arbor Realty Trust, Inc. REIT[1]	1,680	26,141
New York Community Bancorp, Inc.	2,314	25,986
Douglas Emmett, Inc. REIT	1,473	25,881
Artisan Partners Asset Management, Inc. — Class A	579	25,082
Outfront Media, Inc. REIT	1,350	24,813
BankUnited, Inc.	680	24,779
Bancorp, Inc.*	459	24,556
Four Corners Property Trust, Inc. REIT	837	24,532
Simmons First National Corp. — Class A	1,132	24,383
Burford Capital Ltd.	1,828	24,239
Cohen & Steers, Inc.	252	24,179
McGrath RentCorp	224	23,583
Urban Edge Properties REIT	1,100	23,529
Independent Bank Corp.	390	23,061
Bank of Hawaii Corp.	359	22,534
Park National Corp.	132	22,173
Heartland Financial USA, Inc.	390	22,113
First Interstate BancSystem, Inc. — Class A	720	22,090
Pacific Premier Bancorp, Inc.	874	21,990
Acadia Realty Trust REIT	928	21,789
First Financial Bancorp	861	21,723
Bread Financial Holdings, Inc.	456	21,696
CVB Financial Corp.	1,209	21,544
Provident Financial Services, Inc.	1,149	21,325
Palomar Holdings, Inc.*	225	21,301
WaFd, Inc.	609	21,224
TowneBank	641	21,191
Victory Capital Holdings, Inc. — Class A	378	20,941
StoneX Group, Inc.*	251	20,552
Seacoast Banking Corporation of Florida	771	20,547
Compass, Inc. — Class A*	3,349	20,462
First Merchants Corp.	532	19,790
American Healthcare REIT, Inc.	751	19,601
Enova International, Inc.*	233	19,523
St. Joe Co.	331	19,301
Core Scientific, Inc.*	1,627	19,296
BancFirst Corp.	183	19,261
Equity Commonwealth REIT*	965	19,204
Independent Bank Group, Inc.	333	19,201
Sunstone Hotel Investors, Inc. REIT	1,856	19,154
Cleanspark, Inc.*	2,036	19,016

44 | THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	September 30, 2024
RUSSELL 2000® 2x STRATEGY FUND

	Shares	Value
Newmark Group, Inc. — Class A	1,222	$18,978
OFG Bancorp	420	18,866
Banner Corp.	315	18,761
NBT Bancorp, Inc.	423	18,709
Banc of California, Inc.	1,268	18,678
Stewart Information Services Corp.	249	18,610
Riot Platforms, Inc.*,1	2,493	18,498
Goosehead Insurance, Inc. — Class A*	205	18,306
Renasant Corp.	561	18,233
Retail Opportunity Investments Corp. REIT	1,131	17,791
InvenTrust Properties Corp. REIT	626	17,760
Trustmark Corp.	555	17,660
Enterprise Financial Services Corp.	339	17,377
DiamondRock Hospitality Co. REIT	1,920	16,762
Triumph Financial, Inc.*	203	16,147
First Commonwealth Financial Corp.	923	15,829
City Holding Co.	134	15,730
Bank of NT Butterfield & Son Ltd.	426	15,711
WesBanco, Inc.	525	15,635
Northwest Bancshares, Inc.	1,163	15,561
Farmer Mac — Class C	83	15,555
Mercury General Corp.	246	15,493
Global Net Lease, Inc. REIT	1,832	15,425
First BanCorp Puerto Rico	368	15,305
FB Financial Corp.	326	15,299
Pathward Financial, Inc.	229	15,116
Live Oak Bancshares, Inc.	319	15,111
Lakeland Financial Corp.	228	14,847
Pagseguro Digital Ltd. — Class A*	1,720	14,809
Nelnet, Inc. — Class A	130	14,726
S&T Bancorp, Inc.	350	14,690
Stock Yards Bancorp, Inc.	235	14,568
LTC Properties, Inc. REIT	395	14,493
Getty Realty Corp. REIT	454	14,442
Pebblebrook Hotel Trust REIT	1,089	14,407
National Bank Holdings Corp. — Class A	339	14,272
Elme Communities REIT	803	14,125
Skyward Specialty Insurance Group, Inc.*	341	13,889
Hilltop Holdings, Inc.	428	13,764
Xenia Hotels & Resorts, Inc. REIT	930	13,736
Empire State Realty Trust, Inc. — Class A REIT	1,223	13,551
Compass Diversified Holdings	612	13,544
Redfin Corp.*	1,070	13,407
JBG SMITH Properties REIT	762	13,320
Hope Bancorp, Inc.	1,058	13,288
Horace Mann Educators Corp.	377	13,176
Two Harbors Investment Corp. REIT	947	13,144
Virtus Investment Partners, Inc.	62	12,986
SiriusPoint Ltd.*	900	12,906
Veris Residential, Inc. REIT	716	12,788
RLJ Lodging Trust REIT	1,390	12,760
First Busey Corp.	490	12,750
Alexander & Baldwin, Inc. REIT	664	12,749
Trupanion, Inc.*	303	12,720
WisdomTree, Inc.	1,273	12,717
Veritex Holdings, Inc.	482	12,686
Sandy Spring Bancorp, Inc.	404	12,673
Customers Bancorp, Inc.*	272	12,634
TriCo Bancshares	294	12,539
Safehold, Inc. REIT	476	12,485
Uniti Group, Inc. REIT*	2,182	12,306
Easterly Government Properties, Inc. REIT	886	12,032
Ladder Capital Corp. — Class A REIT	1,036	12,018
Apollo Commercial Real Estate Finance, Inc. REIT	1,301	11,956
MFA Financial, Inc. REIT	934	11,880
American Assets Trust, Inc. REIT	440	11,757
Apartment Investment and Management Co. — Class A REIT*	1,298	11,734
Stellar Bancorp, Inc.	451	11,676
Nicolet Bankshares, Inc.	122	11,667
Westamerica BanCorp	236	11,663
Chimera Investment Corp. REIT	735	11,635
UMH Properties, Inc. REIT	587	11,546
Kennedy-Wilson Holdings, Inc.	1,037	11,459
LendingClub Corp.*	997	11,396
Piedmont Office Realty Trust, Inc. — Class A REIT	1,126	11,373
PennyMac Mortgage Investment Trust REIT	793	11,308
Ready Capital Corp. REIT	1,474	11,247
Navient Corp.	721	11,240
NETSTREIT Corp. REIT	677	11,191
QCR Holdings, Inc.	150	11,105
Safety Insurance Group, Inc.	135	11,040
Employers Holdings, Inc.	225	10,793
Berkshire Hills Bancorp, Inc.	392	10,556
eXp World Holdings, Inc.[1]	743	10,469
Encore Capital Group, Inc.*	215	10,163
German American Bancorp, Inc.	262	10,153
1st Source Corp.	169	10,120
Terawulf, Inc.*	2,114	9,894
Cannae Holdings, Inc.	517	9,854
OceanFirst Financial Corp.	528	9,815
Franklin BSP Realty Trust, Inc. REIT	749	9,782
Enact Holdings, Inc.	268	9,736
Ellington Financial, Inc. REIT	753	9,706
Centerspace REIT	137	9,654
Peoples Bancorp, Inc.	318	9,569
Dime Community Bancshares, Inc.	326	9,389
Perella Weinberg Partners	483	9,327
Redwood Trust, Inc. REIT	1,201	9,284
ARMOUR Residential REIT, Inc.	451	9,200
NexPoint Residential Trust, Inc. REIT	209	9,198
Preferred Bank/Los Angeles CA	113	9,068
First Bancshares, Inc.	282	9,061
Hut 8 Corp.*,1	736	9,023
Southside Bancshares, Inc.	264	8,826
Origin Bancorp, Inc.	270	8,683
FTAI Infrastructure, Inc.	919	8,602
Marcus & Millichap, Inc.	216	8,560
AMERISAFE, Inc.	175	8,458

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT | 45

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	September 30, 2024
RUSSELL 2000® 2x STRATEGY FUND

	Shares	Value
Brandywine Realty Trust REIT	1,546	$8,410
Diversified Healthcare Trust REIT	1,993	8,351
ConnectOne Bancorp, Inc.	333	8,342
Plymouth Industrial REIT, Inc.	368	8,317
Paramount Group, Inc. REIT*	1,683	8,280
First Mid Bancshares, Inc.	210	8,171
Brookline Bancorp, Inc.	805	8,122
Bank First Corp.	89	8,072
HCI Group, Inc.	75	8,030
Fidelis Insurance Holdings Ltd.	443	8,001
PRA Group, Inc.*	356	7,960
Lemonade, Inc.*	474	7,816
Byline Bancorp, Inc.	286	7,656
F&G Annuities & Life, Inc.	171	7,647
Premier Financial Corp.	325	7,631
Dynex Capital, Inc. REIT	587	7,490
Univest Financial Corp.	266	7,485
Burke & Herbert Financial Services Corp.	119	7,258
Central Pacific Financial Corp.	245	7,230
Merchants Bancorp	157	7,059
Community Trust Bancorp, Inc.	141	7,002
ProAssurance Corp.*	465	6,994
Hamilton Insurance Group Ltd. — Class B*	361	6,982
CrossFirst Bankshares, Inc.*	416	6,943
Service Properties Trust REIT	1,505	6,863
Heritage Financial Corp.	315	6,858
First Community Bankshares, Inc.	157	6,775
Tompkins Financial Corp.	117	6,761
NB Bancorp, Inc.*	358	6,644
KKR Real Estate Finance Trust, Inc. REIT	536	6,620
Capitol Federal Financial, Inc.	1,132	6,611
BrightSpire Capital, Inc. REIT	1,178	6,597
Armada Hoffler Properties, Inc. REIT	609	6,595
Summit Hotel Properties, Inc. REIT	957	6,565
Brightsphere Investment Group, Inc.	254	6,452
Mercantile Bank Corp.	145	6,339
Old Second Bancorp, Inc.	400	6,236
Horizon Bancorp, Inc.	398	6,189
Cipher Mining, Inc.*	1,586	6,138
Eagle Bancorp, Inc.	271	6,119
Independent Bank Corp.	183	6,103
Whitestone REIT — Class B	448	6,061
Orrstown Financial Services, Inc.	168	6,041
Brookfield Business Corp. — Class A	238	6,029
Gladstone Commercial Corp. REIT	368	5,976
Hudson Pacific Properties, Inc. REIT*	1,248	5,965
Claros Mortgage Trust, Inc.	788	5,902
Amerant Bancorp, Inc.	272	5,813
Business First Bancshares, Inc.	221	5,673
TrustCo Bank Corporation NY	171	5,655
Patria Investments Ltd. — Class A	505	5,641
Coastal Financial Corp.*	103	5,561
Global Medical REIT, Inc.	557	5,520
Camden National Corp.	133	5,496
Equity Bancshares, Inc. — Class A	133	5,437
Heritage Commerce Corp.	547	5,404
Universal Health Realty Income Trust REIT	118	5,399
International Money Express, Inc.*	291	5,381
Orchid Island Capital, Inc. REIT	653	5,368
LendingTree, Inc.*	92	5,339
CBL & Associates Properties, Inc. REIT	209	5,267
New York Mortgage Trust, Inc. REIT	828	5,241
Metrocity Bankshares, Inc.	169	5,175
Amalgamated Financial Corp.	164	5,145
Hanmi Financial Corp.	276	5,134
Metropolitan Bank Holding Corp.*	97	5,100
Farmers National Banc Corp.	334	5,050
Washington Trust Bancorp, Inc.	156	5,025
Southern Missouri Bancorp, Inc.	87	4,915
Republic Bancorp, Inc. — Class A	75	4,898
Universal Insurance Holdings, Inc.	220	4,875
Real Brokerage, Inc.*	874	4,851
Alexander’s, Inc. REIT	20	4,847
Northeast Bank	61	4,705
First Financial Corp.	105	4,604
HomeTrust Bancshares, Inc.	135	4,601
Peakstone Realty Trust REIT	335	4,566
CNB Financial Corp.	189	4,547
Anywhere Real Estate, Inc.*	895	4,547
HarborOne Bancorp, Inc.	350	4,543
Great Southern Bancorp, Inc.	79	4,527
Tiptree, Inc. — Class A	231	4,521
NerdWallet, Inc. — Class A*	355	4,512
TPG RE Finance Trust, Inc. REIT	527	4,495
Community Healthcare Trust, Inc. REIT	246	4,465
Ambac Financial Group, Inc.*	398	4,462
Capital City Bank Group, Inc.	126	4,447
Five Star Bancorp	149	4,430
GCM Grosvenor, Inc. — Class A	381	4,313
Arrow Financial Corp.	150	4,299
Midland States Bancorp, Inc.	192	4,297
Gladstone Land Corp. REIT	309	4,295
Columbia Financial, Inc.*	251	4,285
SmartFinancial, Inc.	146	4,254
Esquire Financial Holdings, Inc.	65	4,239
Invesco Mortgage Capital, Inc. REIT	450	4,226
Bar Harbor Bankshares	137	4,225
Farmland Partners, Inc. REIT	404	4,222
Peapack-Gladstone Financial Corp.	153	4,194
Northfield Bancorp, Inc.	361	4,188
NET Lease Office Properties REIT	136	4,164
Mid Penn Bancorp, Inc.	137	4,087
Saul Centers, Inc. REIT	97	4,070
Diamond Hill Investment Group, Inc.	25	4,040
United Fire Group, Inc.	193	4,039
One Liberty Properties, Inc. REIT	146	4,021
Peoples Financial Services Corp.	85	3,985
P10, Inc. — Class A	372	3,984
Shore Bancshares, Inc.	281	3,931
World Acceptance Corp.*	33	3,893
CTO Realty Growth, Inc. REIT	203	3,861

46 | THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	September 30, 2024
RUSSELL 2000® 2x STRATEGY FUND

	Shares	Value
MidWestOne Financial Group, Inc.	134	$3,823
Bit Digital, Inc.*,1	1,075	3,773
Chatham Lodging Trust REIT	442	3,766
Alerus Financial Corp.	164	3,752
Flushing Financial Corp.	253	3,689
South Plains Financial, Inc.	108	3,663
Carter Bankshares, Inc.*	210	3,652
FRP Holdings, Inc.*	122	3,643
RMR Group, Inc. — Class A	142	3,604
RBB Bancorp	156	3,591
Financial Institutions, Inc.	139	3,540
Sierra Bancorp	121	3,494
Northrim BanCorp, Inc.	49	3,490
Greenlight Capital Re Ltd. — Class A*	254	3,467
Kearny Financial Corp.	503	3,456
Ares Commercial Real Estate Corp. REIT	491	3,437
Hingham Institution For Savings	14	3,406
California BanCorp*	222	3,283
First Business Financial Services, Inc.	72	3,282
ACNB Corp.	75	3,275
Farmers & Merchants Bancorp Incorporated/Archbold OH	117	3,235
Hippo Holdings, Inc.*	181	3,055
First Foundation, Inc.	480	2,995
Northeast Community Bancorp, Inc.	113	2,989
Investors Title Co.	13	2,987
Community West Bancshares	155	2,985
Root, Inc. — Class A*	79	2,985
Bank of Marin Bancorp	147	2,953
First Bank/Hamilton NJ	194	2,949
Postal Realty Trust, Inc. — Class A REIT	198	2,899
Home Bancorp, Inc.	65	2,898
Dave, Inc.*	72	2,877
Industrial Logistics Properties Trust REIT	600	2,856
Enterprise Bancorp, Inc.	89	2,844
Orange County Bancorp, Inc.	47	2,835
Legacy Housing Corp.*	103	2,817
West BanCorp, Inc.	148	2,813
Third Coast Bancshares, Inc.*	104	2,784
FS Bancorp, Inc.	61	2,714
Citizens & Northern Corp.	137	2,698
NewtekOne, Inc.	214	2,666
Selectquote, Inc.*	1,221	2,650
HomeStreet, Inc.*	168	2,648
Bridgewater Bancshares, Inc.*	184	2,607
HBT Financial, Inc.	118	2,582
First Bancorp, Inc.	98	2,579
Heritage Insurance Holdings, Inc.*	210	2,570
First Internet Bancorp	75	2,570
First of Long Island Corp.	196	2,523
Civista Bancshares, Inc.	141	2,513
Guaranty Bancshares, Inc.	73	2,510
American Coastal Insurance Corp.*	222	2,502
Regional Management Corp.	74	2,421
Southern First Bancshares, Inc.*	71	2,420
Citizens Financial Services, Inc.	41	2,409
Chicago Atlantic Real Estate Finance, Inc. REIT	155	2,404
Southern States Bancshares, Inc.	77	2,366
Colony Bankcorp, Inc.	152	2,359
BayCom Corp.	97	2,301
John Marshall Bancorp, Inc.	115	2,275
Primis Financial Corp.	186	2,265
Unity Bancorp, Inc.	66	2,248
Red River Bancshares, Inc.	43	2,236
Capital Bancorp, Inc.	85	2,185
Fidelity D&D Bancorp, Inc.	44	2,171
Waterstone Financial, Inc.	147	2,161
Donegal Group, Inc. — Class A	142	2,093
Alpine Income Property Trust, Inc. REIT	115	2,093
City Office REIT, Inc.	358	2,091
Timberland Bancorp, Inc.	69	2,088
Ponce Financial Group, Inc.*	178	2,081
Orion Office REIT, Inc.	516	2,064
RE/MAX Holdings, Inc. — Class A*	164	2,042
Plumas Bancorp	50	2,039
MVB Financial Corp.	105	2,033
ChoiceOne Financial Services, Inc.	65	2,009
Parke Bancorp, Inc.	96	2,006
AG Mortgage Investment Trust, Inc. REIT	264	1,983
Greene County Bancorp, Inc.	64	1,977
FVCBankcorp, Inc.*	150	1,958
Blue Foundry Bancorp*	190	1,948
Middlefield Banc Corp.	67	1,930
Norwood Financial Corp.	69	1,903
Onity Group, Inc.*	59	1,884
PCB Bancorp	100	1,879
Braemar Hotels & Resorts, Inc. REIT	601	1,857
NexPoint Diversified Real Estate Trust REIT	297	1,856
Bowhead Specialty Holdings, Inc.*	66	1,849
BRT Apartments Corp. REIT	103	1,811
James River Group Holdings Ltd.	288	1,806
Virginia National Bankshares Corp.	43	1,791
Atlanticus Holdings Corp.*	51	1,789
Bankwell Financial Group, Inc.	59	1,767
LCNB Corp.	113	1,703
Princeton Bancorp, Inc.	46	1,701
BCB Bancorp, Inc.	137	1,691
Oak Valley Bancorp	63	1,674
Investar Holding Corp.	85	1,649
Star Holdings*	119	1,647
Velocity Financial, Inc.*	83	1,628
Seven Hills Realty Trust REIT	117	1,611
National Bankshares, Inc.	53	1,585
AFC Gamma, Inc. REIT	155	1,583
Franklin Street Properties Corp. REIT	890	1,575
Maui Land & Pineapple Company, Inc.*	70	1,571
Provident Bancorp, Inc.*	144	1,554
Crawford & Co. — Class A	139	1,525
Silvercrest Asset Management Group, Inc. — Class A	87	1,500
ESSA Bancorp, Inc.	77	1,480

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT | 47

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	September 30, 2024
RUSSELL 2000® 2x STRATEGY FUND

	Shares	Value
Ames National Corp.	81	$1,477
Granite Point Mortgage Trust, Inc. REIT	462	1,465
USCB Financial Holdings, Inc.	96	1,464
MBIA, Inc.	410	1,464
First Western Financial, Inc.*	73	1,460
First Financial Northwest, Inc.	64	1,441
Chemung Financial Corp.	30	1,441
Maiden Holdings Ltd.*	803	1,421
Medallion Financial Corp.	172	1,400
Forge Global Holdings, Inc.*	1,047	1,372
Bank7 Corp.	36	1,349
Stratus Properties, Inc.*	51	1,325
LINKBANCORP, Inc.	203	1,301
Pioneer Bancorp, Inc.*	107	1,174
Nexpoint Real Estate Finance, Inc. REIT	75	1,172
AlTi Global, Inc.*	310	1,159
Sky Harbour Group Corp.*	104	1,148
Angel Oak Mortgage REIT, Inc.	109	1,137
NI Holdings, Inc.*	71	1,113
Paysign, Inc.*	302	1,108
Peoples Bancorp of North Carolina, Inc.	41	1,041
B Riley Financial, Inc.*	187	982
Kingsway Financial Services, Inc.*	118	977
Sterling Bancorp, Inc.*	195	887
OppFi, Inc.	166	785
Sunrise Realty Trust, Inc. REIT	52	748
Consumer Portfolio Services, Inc.*	78	732
Strawberry Fields REIT, Inc.	54	685
Clipper Realty, Inc. REIT	109	621
SWK Holdings Corp.*	30	519
Offerpad Solutions, Inc.*	96	390
GoHealth, Inc. — Class A*	41	385
Transcontinental Realty Investors, Inc.*	11	317
American Realty Investors, Inc.*	14	245
Roadzen, Inc.*	139	165
Total Financial		5,917,690

Consumer, Non-cyclical - 10.5%
Vaxcyte, Inc.*	1,089	124,440
Insmed, Inc.*	1,427	104,171
Sprouts Farmers Market, Inc.*	919	101,467
Ensign Group, Inc.	506	72,773
Lantheus Holdings, Inc.*	624	68,484
Halozyme Therapeutics, Inc.*	1,138	65,139
HealthEquity, Inc.*	772	63,188
REVOLUTION Medicines, Inc.*	1,390	63,036
Glaukos Corp.*	446	58,105
Cytokinetics, Inc.*	1,025	54,120
Blueprint Medicines Corp.*	574	53,095
Merit Medical Systems, Inc.*	522	51,589
Option Care Health, Inc.*	1,565	48,985
Brink’s Co.	410	47,412
TransMedics Group, Inc.*	293	46,001
Avidity Biosciences, Inc.*	986	45,287
Verra Mobility Corp.*	1,519	42,243
Alkermes plc*	1,495	41,845
RadNet, Inc.*	603	41,842
Krystal Biotech, Inc.*	226	41,139
Herc Holdings, Inc.	258	41,133
ADMA Biologics, Inc.*	2,055	41,080
Integer Holdings Corp.*	306	39,780
Oscar Health, Inc. — Class A*	1,774	37,627
Haemonetics Corp.*	461	37,055
Primo Water Corp.	1,440	36,360
Crinetics Pharmaceuticals, Inc.*	710	36,281
ICU Medical, Inc.*	196	35,715
Korn Ferry	474	35,664
Select Medical Holdings Corp.	982	34,242
Biohaven Ltd.*	685	34,229
Corcept Therapeutics, Inc.*	738	34,155
Madrigal Pharmaceuticals, Inc.*	160	33,955
Neogen Corp.*	1,990	33,452
Stride, Inc.*	391	33,356
Denali Therapeutics, Inc.*	1,134	33,033
Arcellx, Inc.*	393	32,819
Prestige Consumer Healthcare, Inc.*	455	32,805
Bridgebio Pharma, Inc.*	1,282	32,640
Axonics, Inc.*	468	32,573
Nuvalent, Inc. — Class A*	316	32,327
WD-40 Co.	125	32,235
Lancaster Colony Corp.	179	31,606
PROCEPT BioRobotics Corp.*	389	31,167
ABM Industries, Inc.	581	30,654
Axsome Therapeutics, Inc.*	332	29,837
TG Therapeutics, Inc.*	1,274	29,799
CBIZ, Inc.*	440	29,608
StoneCo Ltd. — Class A*	2,613	29,422
Simply Good Foods Co.*	833	28,963
Insperity, Inc.	329	28,952
Alight, Inc. — Class A*	3,869	28,631
Amicus Therapeutics, Inc.*	2,678	28,601
ICF International, Inc.	171	28,521
TriNet Group, Inc.	292	28,315
Cal-Maine Foods, Inc.	376	28,140
CorVel Corp.*	81	26,478
Dyne Therapeutics, Inc.*	736	26,437
Rhythm Pharmaceuticals, Inc.*	503	26,352
LivaNova plc*	501	26,323
Adtalem Global Education, Inc.*	342	25,814
PTC Therapeutics, Inc.*	695	25,784
Tandem Diabetes Care, Inc.*	591	25,064
Guardant Health, Inc.*	1,077	24,706
Graham Holdings Co. — Class B	30	24,652
Alarm.com Holdings, Inc.*	443	24,219
J & J Snack Foods Corp.	140	24,097
Geron Corp.*	5,290	24,017
Protagonist Therapeutics, Inc.*	533	23,985
Veracyte, Inc.*	701	23,862
Ideaya Biosciences, Inc.*	753	23,855
Twist Bioscience Corp.*	528	23,855
Agios Pharmaceuticals, Inc.*	519	23,059
Astrana Health, Inc.*	396	22,944
Surgery Partners, Inc.*	701	22,600

48 | THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	September 30, 2024
RUSSELL 2000® 2x STRATEGY FUND

	Shares	Value
Myriad Genetics, Inc.*	816	$22,350
Iovance Biotherapeutics, Inc.*	2,310	21,691
Inter Parfums, Inc.	167	21,623
iRhythm Technologies, Inc.*	287	21,307
Addus HomeCare Corp.*	159	21,152
Arrowhead Pharmaceuticals, Inc.*	1,089	21,094
Marqeta, Inc. — Class A*	4,254	20,930
UFP Technologies, Inc.*	66	20,902
CONMED Corp.	283	20,353
Laureate Education, Inc. — Class A	1,224	20,331
Catalyst Pharmaceuticals, Inc.*	1,020	20,278
SpringWorks Therapeutics, Inc.*	631	20,217
EVERTEC, Inc.	592	20,063
Inari Medical, Inc.*	486	20,043
Celldex Therapeutics, Inc.*	589	20,020
Vector Group Ltd.	1,340	19,993
Apogee Therapeutics, Inc.*	332	19,502
Payoneer Global, Inc.*	2,585	19,465
Kymera Therapeutics, Inc.*	408	19,311
Strategic Education, Inc.	204	18,880
Vericel Corp.*	445	18,801
PROG Holdings, Inc.	379	18,378
TreeHouse Foods, Inc.*	436	18,303
Omnicell, Inc.*	419	18,268
Intellia Therapeutics, Inc.*	879	18,063
Flywire Corp.*	1,102	18,062
Remitly Global, Inc.*	1,332	17,835
Edgewise Therapeutics, Inc.*	666	17,776
Akero Therapeutics, Inc.*	618	17,730
Summit Therapeutics, Inc.*	799	17,498
Huron Consulting Group, Inc.*	160	17,392
LeMaitre Vascular, Inc.	186	17,278
Beam Therapeutics, Inc.*	702	17,199
NeoGenomics, Inc.*	1,163	17,154
Amphastar Pharmaceuticals, Inc.*	353	17,131
STAAR Surgical Co.*	454	16,866
ACADIA Pharmaceuticals, Inc.*	1,092	16,795
Edgewell Personal Care Co.	452	16,426
CG oncology, Inc.*	433	16,337
Novavax, Inc.*,1	1,289	16,280
John Wiley & Sons, Inc. — Class A	331	15,971
Vera Therapeutics, Inc.*	358	15,824
Patterson Companies, Inc.	719	15,703
Keros Therapeutics, Inc.*	270	15,679
Upbound Group, Inc.	489	15,643
Ligand Pharmaceuticals, Inc. — Class B*	156	15,614
RxSight, Inc.*	313	15,472
MannKind Corp.*	2,419	15,216
Immunovant, Inc.*	533	15,196
Novocure Ltd.*	972	15,192
Central Garden & Pet Co. — Class A*	479	15,041
Andersons, Inc.	299	14,992
LiveRamp Holdings, Inc.*	599	14,843
AMN Healthcare Services, Inc.*	348	14,752
Ardelyx, Inc.*	2,120	14,607
GEO Group, Inc.*	1,134	14,572
PACS Group, Inc.*	362	14,469
National Healthcare Corp.	115	14,464
Syndax Pharmaceuticals, Inc.*	750	14,438
Arvinas, Inc.*	586	14,433
Supernus Pharmaceuticals, Inc.*	461	14,374
Recursion Pharmaceuticals, Inc. — Class A*,1	2,175	14,333
BioCryst Pharmaceuticals, Inc.*	1,885	14,326
CareDx, Inc.*	458	14,301
Teladoc Health, Inc.*	1,553	14,257
Mirum Pharmaceuticals, Inc.*	360	14,040
Chefs’ Warehouse, Inc.*	321	13,485
Dynavax Technologies Corp.*	1,202	13,390
Perdoceo Education Corp.	598	13,299
Kura Oncology, Inc.*	666	13,014
Viridian Therapeutics, Inc.*	571	12,990
Cimpress plc*	158	12,943
Progyny, Inc.*	770	12,905
Helen of Troy Ltd.*	208	12,865
CoreCivic, Inc.*	1,006	12,726
Harrow, Inc.*	281	12,634
Nurix Therapeutics, Inc.*	556	12,493
Ocular Therapeutix, Inc.*	1,420	12,354
Inmode Ltd.*	725	12,289
AtriCure, Inc.*	435	12,197
Amneal Pharmaceuticals, Inc.*	1,452	12,081
Brookdale Senior Living, Inc. — Class A*	1,746	11,855
Janux Therapeutics, Inc.*	258	11,721
Universal Corp.	220	11,684
US Physical Therapy, Inc.	137	11,594
Collegium Pharmaceutical, Inc.*	299	11,553
Quanex Building Products Corp.	404	11,211
Integra LifeSciences Holdings Corp.*	617	11,211
Dole plc	685	11,159
Rocket Pharmaceuticals, Inc.*	604	11,156
Tarsus Pharmaceuticals, Inc.*	338	11,117
Harmony Biosciences Holdings, Inc.*	277	11,080
agilon health, Inc.*	2,815	11,063
Avadel Pharmaceuticals plc*	843	11,056
Xencor, Inc.*	546	10,980
Cassava Sciences, Inc.*	373	10,977
MGP Ingredients, Inc.[1]	130	10,822
Owens & Minor, Inc.*	688	10,795
CRA International, Inc.	61	10,694
Arlo Technologies, Inc.*	868	10,511
Kforce, Inc.	171	10,508
Utz Brands, Inc.	593	10,496
Vital Farms, Inc.*	299	10,486
AdaptHealth Corp.*	929	10,433
Weis Markets, Inc.	151	10,409
WK Kellogg Co.	603	10,317
Vita Coco Company, Inc.*	361	10,220
Soleno Therapeutics, Inc.*	202	10,199
ANI Pharmaceuticals, Inc.*	170	10,142
National Beverage Corp.	216	10,139
Neumora Therapeutics, Inc.*	767	10,132

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT | 49

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	September 30, 2024
RUSSELL 2000® 2x STRATEGY FUND

	Shares	Value
Avanos Medical, Inc.*	417	$10,020
Coursera, Inc.*	1,255	9,965
Ingles Markets, Inc. — Class A	133	9,922
Longboard Pharmaceuticals, Inc.*	297	9,899
Innoviva, Inc.*	508	9,809
Artivion, Inc.*	365	9,716
Transcat, Inc.*	79	9,541
Pennant Group, Inc.*	265	9,460
Travere Therapeutics, Inc.*	672	9,401
Spyre Therapeutics, Inc.*	318	9,352
First Advantage Corp.*	467	9,270
Fresh Del Monte Produce, Inc.	311	9,187
Praxis Precision Medicines, Inc.*	158	9,091
United Natural Foods, Inc.*	539	9,066
Cogent Biosciences, Inc.*	837	9,040
Arcutis Biotherapeutics, Inc.*	969	9,012
Aurinia Pharmaceuticals, Inc.*	1,225	8,979
Pediatrix Medical Group, Inc.*	770	8,924
Disc Medicine, Inc.*	180	8,845
Barrett Business Services, Inc.	235	8,815
Kiniksa Pharmaceuticals International plc*	343	8,572
Krispy Kreme, Inc.	781	8,388
Maravai LifeSciences Holdings, Inc. — Class A*	1,008	8,376
BrightView Holdings, Inc.*	531	8,358
Enliven Therapeutics, Inc.*	323	8,249
Evolus, Inc.*	504	8,165
BioLife Solutions, Inc.*	326	8,163
Legalzoom.com, Inc.*	1,258	7,988
Deluxe Corp.	406	7,913
Monro, Inc.	274	7,908
Cullinan Therapeutics, Inc.*	472	7,901
Driven Brands Holdings, Inc.*	550	7,848
John B Sanfilippo & Son, Inc.	82	7,734
LifeStance Health Group, Inc.*	1,096	7,672
PetIQ, Inc.*	248	7,631
Arcus Biosciences, Inc.*	499	7,630
Healthcare Services Group, Inc.*	671	7,495
Embecta Corp.	529	7,459
Applied Therapeutics, Inc.*	877	7,455
BrightSpring Health Services, Inc.*	494	7,252
Heidrick & Struggles International, Inc.	185	7,189
Hain Celestial Group, Inc.*	818	7,059
Community Health Systems, Inc.*	1,145	6,950
SpartanNash Co.	308	6,902
Immunome, Inc.*	472	6,901
Castle Biosciences, Inc.*	238	6,788
Turning Point Brands, Inc.	157	6,774
Repay Holdings Corp.*	826	6,740
Viad Corp.*	188	6,736
Day One Biopharmaceuticals, Inc.*	477	6,645
Paysafe Ltd.*	296	6,639
Herbalife Ltd.*	912	6,557
ARS Pharmaceuticals, Inc.*	452	6,554
Prothena Corporation plc*	390	6,525
Avid Bioservices, Inc.*	571	6,498
Udemy, Inc.*	872	6,488
Zymeworks, Inc.*	513	6,438
Relay Therapeutics, Inc.*	907	6,422
MiMedx Group, Inc.*	1,082	6,395
Pacira BioSciences, Inc.*	421	6,336
Matthews International Corp. — Class A	273	6,334
B&G Foods, Inc.	709	6,296
ZipRecruiter, Inc. — Class A*	655	6,222
Cytek Biosciences, Inc.*	1,107	6,133
Vir Biotechnology, Inc.*	817	6,119
Kelly Services, Inc. — Class A	285	6,102
Hackett Group, Inc.	232	6,095
ArriVent Biopharma, Inc.*	257	6,039
AnaptysBio, Inc.*	180	6,030
Dianthus Therapeutics, Inc.*	220	6,024
Universal Technical Institute, Inc.*	363	5,902
Pliant Therapeutics, Inc.*	523	5,863
ORIC Pharmaceuticals, Inc.*	566	5,801
WaVe Life Sciences Ltd.*	706	5,789
Cargo Therapeutics, Inc.*	313	5,775
Perspective Therapeutics, Inc.*	432	5,767
Green Dot Corp. — Class A*	488	5,714
Ennis, Inc.	234	5,691
Phathom Pharmaceuticals, Inc.*	313	5,659
Mister Car Wash, Inc.*	854	5,560
89bio, Inc.*	744	5,506
Axogen, Inc.*	390	5,468
Tourmaline Bio, Inc.	212	5,451
Adaptive Biotechnologies Corp.*	1,057	5,412
SunOpta, Inc.*	837	5,340
Ironwood Pharmaceuticals, Inc. — Class A*	1,291	5,319
Liquidia Corp.*	530	5,300
SI-BONE, Inc.*	374	5,229
Alphatec Holdings, Inc.*	937	5,210
Cass Information Systems, Inc.	124	5,143
Mission Produce, Inc.*	399	5,115
Sterling Check Corp.*	304	5,083
Replimune Group, Inc.*	462	5,064
Scholar Rock Holding Corp.*	629	5,038
Sana Biotechnology, Inc.*	1,206	5,017
4D Molecular Therapeutics, Inc.*	458	4,951
Arbutus Biopharma Corp.*	1,281	4,932
Revance Therapeutics, Inc.*	950	4,931
Surmodics, Inc.*	126	4,886
Arcturus Therapeutics Holdings, Inc.*	210	4,874
ImmunityBio, Inc.*,1	1,302	4,843
Orthofix Medical, Inc.*	310	4,842
Willdan Group, Inc.*	116	4,750
GeneDx Holdings Corp.*	111	4,711
ACCO Brands Corp.	853	4,666
Concentra Group Holdings Parent, Inc.*	207	4,629
Annexon, Inc.*	773	4,576
Astria Therapeutics, Inc.*	414	4,558
REGENXBIO, Inc.*	423	4,437
Y-mAbs Therapeutics, Inc.*	337	4,432

50 | THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	September 30, 2024
RUSSELL 2000® 2x STRATEGY FUND

	Shares	Value
OPKO Health, Inc.*,1	2,972	$4,428
Erasca, Inc.*	1,619	4,420
Terns Pharmaceuticals, Inc.*	529	4,412
Tyra Biosciences, Inc.*	187	4,396
Olema Pharmaceuticals, Inc.*	367	4,382
Calavo Growers, Inc.	153	4,365
Humacyte, Inc.*	802	4,363
Franklin Covey Co.*	105	4,319
Quanterix Corp.*	330	4,277
Varex Imaging Corp.*	356	4,243
Pacific Biosciences of California, Inc.*	2,496	4,243
Phibro Animal Health Corp. — Class A	188	4,234
Bioventus, Inc. — Class A*	345	4,123
Carriage Services, Inc. — Class A	125	4,104
CorMedix, Inc.*	504	4,072
OrthoPediatrics Corp.*	150	4,066
Fulgent Genetics, Inc.*	187	4,063
KalVista Pharmaceuticals, Inc.*	350	4,053
Limoneira Co.	152	4,028
Stoke Therapeutics, Inc.*	327	4,019
UroGen Pharma Ltd.*	315	4,001
USANA Health Sciences, Inc.*	105	3,982
Altimmune, Inc.*	648	3,979
Neurogene, Inc.*	94	3,944
Zimvie, Inc.*	248	3,936
Cross Country Healthcare, Inc.*	292	3,924
Anavex Life Sciences Corp.*	669	3,800
Aura Biosciences, Inc.*	426	3,796
Nuvation Bio, Inc.*	1,649	3,776
Distribution Solutions Group, Inc.*	98	3,774
Savara, Inc.*	890	3,774
Sezzle, Inc.*	22	3,753
Mind Medicine MindMed, Inc.*	657	3,738
MaxCyte, Inc.*	955	3,715
Hertz Global Holdings, Inc.*	1,120	3,696
Beyond Meat, Inc.*	545	3,695
iRadimed Corp.	73	3,671
EyePoint Pharmaceuticals, Inc.*	459	3,667
Xeris Biopharma Holdings, Inc.*	1,279	3,645
Entrada Therapeutics, Inc.*	227	3,627
Enhabit, Inc.*	457	3,610
Sage Therapeutics, Inc.*	494	3,567
OmniAb, Inc.*	842	3,562
Capricor Therapeutics, Inc.*	233	3,544
Alector, Inc.*	736	3,430
Tango Therapeutics, Inc.*	438	3,373
Aquestive Therapeutics, Inc.*	677	3,371
Tejon Ranch Co.*	192	3,370
ACELYRIN, Inc.*	670	3,303
Moneylion, Inc.*	78	3,241
National Research Corp. — Class A	141	3,223
Central Garden & Pet Co.*	88	3,209
Fate Therapeutics, Inc.*	913	3,195
Celcuity, Inc.*	214	3,191
Mineralys Therapeutics, Inc.*	262	3,173
Tactile Systems Technology, Inc.*	217	3,170
Verve Therapeutics, Inc.*	648	3,136
DocGo, Inc.*	928	3,081
C4 Therapeutics, Inc.*	539	3,072
Nano-X Imaging Ltd.*,1	498	3,028
Olaplex Holdings, Inc.*	1,265	2,973
Anika Therapeutics, Inc.*	120	2,964
Taysha Gene Therapies, Inc.*	1,469	2,953
Pulse Biosciences, Inc.*	168	2,947
Paragon 28, Inc.*	432	2,886
Resources Connection, Inc.	297	2,881
Pulmonx Corp.*	347	2,877
SIGA Technologies, Inc.	425	2,869
Lincoln Educational Services Corp.*	240	2,866
Cerus Corp.*	1,646	2,864
Esperion Therapeutics, Inc.*,1	1,724	2,845
Aaron’s Company, Inc.	285	2,836
Duckhorn Portfolio, Inc.*	488	2,835
OraSure Technologies, Inc.*	659	2,814
Absci Corp.*	733	2,800
Seneca Foods Corp. — Class A*	44	2,743
LENZ Therapeutics, Inc.	115	2,730
AngioDynamics, Inc.*	350	2,723
Theravance Biopharma, Inc.*	337	2,716
Allogene Therapeutics, Inc.*	966	2,705
Zevra Therapeutics, Inc.*	386	2,679
Honest Company, Inc.*	736	2,628
Sutro Biopharma, Inc.*	751	2,598
Treace Medical Concepts, Inc.*	448	2,598
Rigel Pharmaceuticals, Inc.*	160	2,589
Editas Medicine, Inc.*	756	2,578
Biomea Fusion, Inc.*	254	2,565
Accolade, Inc.*	666	2,564
Natural Grocers by Vitamin Cottage, Inc.	86	2,553
Village Super Market, Inc. — Class A	80	2,543
Larimar Therapeutics, Inc.*	386	2,528
Avita Medical, Inc.*	235	2,519
Akebia Therapeutics, Inc.*	1,898	2,505
Aveanna Healthcare Holdings, Inc.*	480	2,496
Inozyme Pharma, Inc.*	475	2,484
Voyager Therapeutics, Inc.*	422	2,469
Aldeyra Therapeutics, Inc.*	458	2,469
Third Harmonic Bio, Inc.*	182	2,466
Q32 Bio, Inc.*	55	2,454
Vanda Pharmaceuticals, Inc.*	523	2,453
iTeos Therapeutics, Inc.*	238	2,430
Performant Financial Corp.*	645	2,412
Atea Pharmaceuticals, Inc.*	704	2,358
Target Hospitality Corp.*	303	2,357
Ocugen, Inc.*	2,334	2,316
Viemed Healthcare, Inc.*	315	2,309
IGM Biosciences, Inc.*	139	2,299
CompoSecure, Inc. — Class A1	163	2,285
Alto Neuroscience, Inc.*	195	2,231
Mama’s Creations, Inc.*	301	2,197
Nkarta, Inc.*	486	2,197
Foghorn Therapeutics, Inc.*	232	2,160

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT | 51

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	September 30, 2024
RUSSELL 2000® 2x STRATEGY FUND

	Shares	Value
TrueBlue, Inc.*	272	$2,146
Heron Therapeutics, Inc.*,1	1,071	2,131
American Public Education, Inc.*	144	2,124
Nektar Therapeutics*	1,629	2,118
European Wax Center, Inc. — Class A*	311	2,115
Inogen, Inc.*	218	2,115
2seventy bio, Inc.*	448	2,115
Nathan’s Famous, Inc.	26	2,103
Utah Medical Products, Inc.	31	2,074
Spire Global, Inc.*,1	205	2,048
Ardent Health Partners, Inc.*	111	2,040
Fulcrum Therapeutics, Inc.*	570	2,035
ADC Therapeutics S.A.*	643	2,025
Omeros Corp.*	510	2,025
Lyell Immunopharma, Inc.*	1,466	2,023
Westrock Coffee Co.*	311	2,022
Prime Medicine, Inc.*	521	2,016
Sera Prognostics, Inc. — Class A*	254	1,981
Forrester Research, Inc.*	110	1,981
Artiva Biotherapeutics, Inc.*	128	1,978
Jasper Therapeutics, Inc.*	104	1,956
Mersana Therapeutics, Inc.*	1,035	1,956
Lexeo Therapeutics, Inc.*	215	1,944
XOMA Royalty Corp.*	73	1,933
Zentalis Pharmaceuticals, Inc.*	525	1,932
Corbus Pharmaceuticals Holdings, Inc.*	93	1,919
Enanta Pharmaceuticals, Inc.*	185	1,917
Organogenesis Holdings, Inc.*	663	1,896
Medifast, Inc.*	99	1,895
Korro Bio, Inc.*	56	1,872
Cabaletta Bio, Inc.*	395	1,864
Nevro Corp.*	332	1,856
MacroGenics, Inc.*	561	1,846
Alico, Inc.	65	1,818
Trevi Therapeutics, Inc.*	539	1,800
Poseida Therapeutics, Inc.*	626	1,790
Atossa Therapeutics, Inc.*	1,154	1,754
TScan Therapeutics, Inc.*	352	1,753
Rapport Therapeutics, Inc.*	85	1,741
Compass Therapeutics, Inc.*	930	1,711
Alta Equipment Group, Inc.	246	1,658
Pyxis Oncology, Inc.*	448	1,644
Lexicon Pharmaceuticals, Inc.*	1,047	1,644
ChromaDex Corp.*	450	1,643
BRC, Inc. — Class A*	478	1,635
Acacia Research Corp.*	347	1,617
Custom Truck One Source, Inc.*	468	1,615
Nature’s Sunshine Products, Inc.*	118	1,607
Chegg, Inc.*	906	1,604
Accuray, Inc.*	875	1,575
Design Therapeutics, Inc.*	288	1,549
Blade Air Mobility, Inc.*	520	1,529
Inhibrx Biosciences, Inc.*	96	1,503
Achieve Life Sciences, Inc.*	316	1,498
MeiraGTx Holdings plc*	356	1,485
Monte Rosa Therapeutics, Inc.*	280	1,484
Black Diamond Therapeutics, Inc.*	341	1,483
Caribou Biosciences, Inc.*	751	1,472
ModivCare, Inc.*	102	1,457
Solid Biosciences, Inc.*	206	1,436
Biote Corp. — Class A*	248	1,384
Eliem Therapeutics, Inc.*	268	1,364
Inovio Pharmaceuticals, Inc.*	233	1,347
Adverum Biotechnologies, Inc.*	191	1,341
MediWound Ltd.*	73	1,318
XBiotech, Inc.*	170	1,314
HF Foods Group, Inc.*	366	1,307
Alumis, Inc.*	121	1,292
CPI Card Group, Inc.*	46	1,280
Nautilus Biotechnology, Inc.*	448	1,277
Candel Therapeutics, Inc.*	182	1,261
Quad/Graphics, Inc.	276	1,253
Shattuck Labs, Inc.*	359	1,253
Lineage Cell Therapeutics, Inc.*	1,348	1,220
InfuSystem Holdings, Inc.*	182	1,219
Ventyx Biosciences, Inc.*	558	1,216
PepGen, Inc.*	142	1,214
scPharmaceuticals, Inc.*	261	1,190
Cadiz, Inc.*	387	1,173
Zynex, Inc.*,1	140	1,142
Priority Technology Holdings, Inc.*	166	1,134
Joint Corp.*	99	1,133
Generation Bio Co.*	454	1,121
Sanara Medtech, Inc.*	37	1,119
ProKidney Corp.*	579	1,112
Quipt Home Medical Corp.*	375	1,095
Orchestra BioMed Holdings, Inc.*	213	1,095
Precigen, Inc.*	1,155	1,094
Ispire Technology, Inc.*	176	1,092
Fennec Pharmaceuticals, Inc.*	215	1,075
CVRx, Inc.*	122	1,075
Information Services Group, Inc.	323	1,066
Cartesian Therapeutics, Inc.*,1	66	1,064
Lifeway Foods, Inc.*	41	1,063
SoundThinking, Inc.*	91	1,055
Coherus Biosciences, Inc.*	1,011	1,051
Innovage Holding Corp.*	174	1,044
Semler Scientific, Inc.*	44	1,036
Stereotaxis, Inc.*	504	1,028
X4 Pharmaceuticals, Inc.*	1,533	1,026
Agenus, Inc.*	187	1,025
Harvard Bioscience, Inc.*	374	1,006
Beauty Health Co.*	679	978
Contineum Therapeutics, Inc. — Class A*	51	976
Tenaya Therapeutics, Inc.*	503	971
Puma Biotechnology, Inc.*	380	969
Lifecore Biomedical, Inc.*	196	966
Cardiff Oncology, Inc.*	360	961
Acumen Pharmaceuticals, Inc.*	385	955
Veru, Inc.*	1,205	927
Bluebird Bio, Inc.*	1,748	908
Regulus Therapeutics, Inc.*	576	904

52 | THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	September 30, 2024
RUSSELL 2000® 2x STRATEGY FUND

	Shares	Value
NeuroPace, Inc.*	125	$871
Sonida Senior Living, Inc.*	31	829
Waldencast plc — Class A*,1	224	815
Quantum-Si, Inc.*	914	806
Gyre Therapeutics, Inc.*	64	803
Greenwich Lifesciences, Inc.*	55	790
Kodiak Sciences, Inc.*	299	780
Acrivon Therapeutics, Inc.*	109	763
Kyverna Therapeutics, Inc.*	155	758
Zura Bio Ltd.*	184	747
Invivyd, Inc.*	728	743
DLH Holdings Corp.*	78	730
Fibrobiologics, Inc.*	234	723
HireQuest, Inc.	51	722
Century Therapeutics, Inc.*	421	720
CervoMed, Inc.*	49	715
FiscalNote Holdings, Inc.*	553	708
Emerald Holding, Inc.	140	699
Verastem, Inc.*	233	697
Akoya Biosciences, Inc.*	244	664
Ovid therapeutics, Inc.*	541	638
Skye Bioscience, Inc.*	158	618
AirSculpt Technologies, Inc.*	121	613
Inmune Bio, Inc.*	112	604
Werewolf Therapeutics, Inc.*	280	594
Forafric Global plc*	50	567
RAPT Therapeutics, Inc.*	275	553
ALX Oncology Holdings, Inc.*	303	551
Actinium Pharmaceuticals, Inc.*	276	519
Galectin Therapeutics, Inc.*,1	187	514
HilleVax, Inc.*	289	509
Cibus, Inc.*	137	447
Outlook Therapeutics, Inc.*	72	384
Elevation Oncology, Inc.*	479	287
Telomir Pharmaceuticals, Inc.*	44	282
Aerovate Therapeutics, Inc.*	123	257
Verrica Pharmaceuticals, Inc.*	174	252
Prelude Therapeutics, Inc.*	121	250
MarketWise, Inc.	354	237
Scilex Holding Co.*	243	225
Renovaro, Inc.*	448	217
Boundless Bio, Inc.*	58	201
Fractyl Health, Inc.*	69	175
Metagenomi, Inc.*	58	126
Lyra Therapeutics, Inc.*	444	114
Tevogen Bio Holdings, Inc.*	200	74
Conduit Pharmaceuticals, Inc.*	212	25
Ligand Pharmaceuticals, Inc.*,†††	23	—
Ligand Pharmaceuticals, Inc.*,†††	23	—
Total Consumer, Non-cyclical		5,853,424

Industrial - 6.9%
Fabrinet*	333	78,734
Applied Industrial Technologies, Inc.	351	78,319
Mueller Industries, Inc.	1,020	75,582
Fluor Corp.*	1,558	74,332
UFP Industries, Inc.	552	72,428
SPX Technologies, Inc.*	411	65,538
Modine Manufacturing Co.*	471	62,544
Badger Meter, Inc.	268	58,534
Novanta, Inc.*	327	58,507
Casella Waste Systems, Inc. — Class A*	563	56,013
CSW Industrials, Inc.	151	55,325
Exponent, Inc.	461	53,144
Moog, Inc. — Class A	259	52,323
Watts Water Technologies, Inc. — Class A	251	52,005
Federal Signal Corp.	549	51,310
Boise Cascade Co.	363	51,176
Dycom Industries, Inc.*	259	51,049
NEXTracker, Inc. — Class A*	1,316	49,324
Chart Industries, Inc.*	388	48,166
AeroVironment, Inc.*	240	48,120
Zurn Elkay Water Solutions Corp.	1,314	47,225
Knife River Corp.*	518	46,304
Itron, Inc.*	419	44,753
Matson, Inc.	312	44,497
Belden, Inc.	372	43,572
Franklin Electric Company, Inc.	413	43,291
GATX Corp.	326	43,179
Summit Materials, Inc. — Class A*	1,105	43,128
Arcosa, Inc.	443	41,979
Sterling Infrastructure, Inc.*	276	40,026
EnerSys	367	37,452
Kadant, Inc.	107	36,166
Advanced Energy Industries, Inc.	341	35,887
Cactus, Inc. — Class A	598	35,683
RXO, Inc.*	1,238	34,664
Frontdoor, Inc.*	716	34,361
Plexus Corp.*	248	33,904
Sanmina Corp.*	490	33,541
Golar LNG Ltd.	903	33,194
Terex Corp.	608	32,169
Granite Construction, Inc.	402	31,871
Kratos Defense & Security Solutions, Inc.*	1,350	31,455
Enpro, Inc.	193	31,301
Rocket Lab USA, Inc.*	3,175	30,893
Mueller Water Products, Inc. — Class A	1,418	30,771
ESCO Technologies, Inc.	238	30,697
Scorpio Tankers, Inc.	430	30,659
Atmus Filtration Technologies, Inc.	764	28,673
John Bean Technologies Corp.	291	28,666
Atkore, Inc.	337	28,557
Primoris Services Corp.	491	28,517
Construction Partners, Inc. — Class A*	394	27,501
Trinity Industries, Inc.	746	25,991
Albany International Corp. — Class A	287	25,500
Hub Group, Inc. — Class A	561	25,498
Griffon Corp.	343	24,010
ArcBest Corp.	216	23,425
OSI Systems, Inc.*	149	22,623
AZZ, Inc.	270	22,305
Vishay Intertechnology, Inc.	1,152	21,784
Werner Enterprises, Inc.	563	21,726

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT | 53

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	September 30, 2024
RUSSELL 2000® 2x STRATEGY FUND

	Shares	Value
Masterbrand, Inc.*	1,156	$21,432
Materion Corp.	189	21,142
Enerpac Tool Group Corp.	499	20,903
Energizer Holdings, Inc.	656	20,835
AAR Corp.*	317	20,719
Mirion Technologies, Inc.*	1,823	20,181
Gibraltar Industries, Inc.*	281	19,650
Standex International Corp.	107	19,557
Bloom Energy Corp. — Class A*,1	1,815	19,166
International Seaways, Inc.	371	19,129
Powell Industries, Inc.	86	19,091
Leonardo DRS, Inc.*	672	18,964
Hillman Solutions Corp.*	1,793	18,934
Kennametal, Inc.	723	18,747
Mercury Systems, Inc.*	504	18,648
O-I Glass, Inc.*	1,413	18,539
Joby Aviation, Inc.*,1	3,667	18,445
Hillenbrand, Inc.	645	17,931
Barnes Group, Inc.	427	17,255
Alamo Group, Inc.	94	16,932
TTM Technologies, Inc.*	921	16,808
Tennant Co.	174	16,711
World Kinect Corp.	530	16,382
MYR Group, Inc.*	150	15,334
IES Holdings, Inc.*	75	14,971
Golden Ocean Group Ltd.	1,110	14,852
Aspen Aerogels, Inc.*	535	14,814
Helios Technologies, Inc.	305	14,548
Benchmark Electronics, Inc.	328	14,537
Greenbrier Companies, Inc.	282	14,351
Greif, Inc. — Class A	229	14,349
Knowles Corp.*	794	14,316
Tecnoglass, Inc.	206	14,144
Apogee Enterprises, Inc.	201	14,073
DHT Holdings, Inc.	1,231	13,578
CTS Corp.	275	13,305
American Woodmark Corp.*	142	13,270
Janus International Group, Inc.*	1,294	13,082
Napco Security Technologies, Inc.	323	13,069
Teekay Tankers Ltd. — Class A	220	12,815
Enovix Corp.*,1	1,365	12,749
JELD-WEN Holding, Inc.*	784	12,395
Lindsay Corp.	99	12,339
NV5 Global, Inc.*	131	12,246
Worthington Enterprises, Inc.	289	11,979
SFL Corporation Ltd.	1,035	11,975
Argan, Inc.	113	11,462
Dorian LPG Ltd.	317	10,911
Tutor Perini Corp.*	398	10,810
PureCycle Technologies, Inc.*,1	1,125	10,687
Worthington Steel, Inc.	299	10,169
TriMas Corp.	373	9,523
Ichor Holdings Ltd.*	299	9,511
Marten Transport Ltd.	534	9,452
Columbus McKinnon Corp.	261	9,396
Thermon Group Holdings, Inc.*	306	9,131
Cadre Holdings, Inc.	239	9,070
Energy Recovery, Inc.*	518	9,008
Vicor Corp.*	206	8,673
NuScale Power Corp.*	712	8,245
Ducommun, Inc.*	125	8,229
Forward Air Corp.*	230	8,142
Montrose Environmental Group, Inc.*	292	7,680
Triumph Group, Inc.*	593	7,644
Air Transport Services Group, Inc.*	470	7,609
CECO Environmental Corp.*	268	7,558
Genco Shipping & Trading Ltd.	387	7,547
Gorman-Rupp Co.	193	7,517
Enviri Corp.*	723	7,476
Bel Fuse, Inc. — Class B	95	7,458
American Superconductor Corp.*	313	7,387
FLEX LNG Ltd.	280	7,123
Limbach Holdings, Inc.*	94	7,121
Xometry, Inc. — Class A*	386	7,091
Proto Labs, Inc.*	235	6,902
Ardmore Shipping Corp.	381	6,896
Nordic American Tankers Ltd.	1,860	6,826
Hyster-Yale, Inc.	105	6,696
Astec Industries, Inc.	209	6,676
Archer Aviation, Inc. — Class A*	2,130	6,454
Great Lakes Dredge & Dock Corp.*	605	6,371
Sturm Ruger & Company, Inc.	150	6,252
Costamare, Inc.	394	6,194
DXP Enterprises, Inc.*	115	6,136
Mesa Laboratories, Inc.	47	6,103
Metallus, Inc.*	393	5,828
Smith & Wesson Brands, Inc.	418	5,426
Insteel Industries, Inc.	172	5,347
Heartland Express, Inc.	428	5,256
Standard BioTools, Inc.*	2,693	5,197
Astronics Corp.*	263	5,123
Ryerson Holding Corp.	256	5,097
Ardagh Metal Packaging S.A.[1]	1,318	4,969
ChargePoint Holdings, Inc.*,1	3,542	4,853
Applied Optoelectronics, Inc.*	339	4,851
Evolv Technologies Holdings, Inc.*	1,192	4,828
Teekay Corp.*	522	4,802
Myers Industries, Inc.	337	4,657
nLight, Inc.*	422	4,511
Pactiv Evergreen, Inc.	371	4,270
Clearwater Paper Corp.*	149	4,252
LSI Industries, Inc.	257	4,151
Kimball Electronics, Inc.*	224	4,146
Northwest Pipe Co.*	89	4,017
LSB Industries, Inc.*	490	3,940
Covenant Logistics Group, Inc. — Class A	74	3,910
Willis Lease Finance Corp.	26	3,869
National Presto Industries, Inc.	47	3,532
Olympic Steel, Inc.	90	3,510
NVE Corp.	43	3,434
CryoPort, Inc.*	399	3,236
Luxfer Holdings plc	246	3,186

54 | THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	September 30, 2024
RUSSELL 2000® 2x STRATEGY FUND

	Shares	Value
GrafTech International Ltd.*	2,362	$3,118
FARO Technologies, Inc.*	162	3,101
Manitowoc Company, Inc.*	320	3,078
Greif, Inc. — Class B	44	3,073
SmartRent, Inc.*	1,744	3,017
Bowman Consulting Group Ltd.*	123	2,962
Safe Bulkers, Inc.	552	2,859
Stoneridge, Inc.*	251	2,809
Iteris, Inc.*	391	2,792
Graham Corp.*	94	2,781
Universal Logistics Holdings, Inc.	63	2,716
Byrna Technologies, Inc.*	158	2,681
Eastman Kodak Co.*	555	2,620
Ranpak Holdings Corp.*	395	2,579
Allient, Inc.	134	2,545
Latham Group, Inc.*	372	2,530
Mayville Engineering Company, Inc.*	117	2,466
Park-Ohio Holdings Corp.	79	2,425
Turtle Beach Corp.*	157	2,408
Himalaya Shipping Ltd.	273	2,364
Park Aerospace Corp.	171	2,228
Mistras Group, Inc.*	190	2,160
MicroVision, Inc.*	1,882	2,145
Intuitive Machines, Inc.*,1	262	2,109
Radiant Logistics, Inc.*	326	2,096
Pangaea Logistics Solutions Ltd.	288	2,082
Pure Cycle Corp.*	190	2,046
Centuri Holdings, Inc.*	126	2,035
Sight Sciences, Inc.*	323	2,035
Gencor Industries, Inc.*	94	1,961
Proficient Auto Logistics, Inc.*	138	1,957
LanzaTech Global, Inc.*	1,020	1,948
Tredegar Corp.*	244	1,779
L B Foster Co. — Class A*	83	1,696
NN, Inc.*	423	1,650
Karat Packaging, Inc.	63	1,631
Orion Group Holdings, Inc.*	281	1,621
Omega Flex, Inc.	32	1,597
Bel Fuse, Inc. — Class A	16	1,591
Eastern Co.	48	1,558
AerSale Corp.*	308	1,556
GoPro, Inc. — Class A*	1,142	1,553
Perma-Fix Environmental Services, Inc.*	116	1,423
Redwire Corp.*	206	1,415
Smith-Midland Corp.*	41	1,369
Net Power, Inc.*	194	1,360
Arq, Inc.*	227	1,332
Twin Disc, Inc.	102	1,274
Concrete Pumping Holdings, Inc.*	219	1,268
Quest Resource Holding Corp.*	158	1,261
Core Molding Technologies, Inc.*	69	1,187
AMMO, Inc.*	818	1,170
Taylor Devices, Inc.*	22	1,098
Virgin Galactic Holdings, Inc.*,1	173	1,055
PAM Transportation Services, Inc.*	55	1,018
Caesarstone Ltd.*	190	867
Ultralife Corp.*	92	832
374Water, Inc.*	596	811
908 Devices, Inc.*	218	756
VirTra, Inc.*	97	603
NL Industries, Inc.	77	572
Eve Holding, Inc.*	163	528
Southland Holdings, Inc.*	93	344
Bridger Aerospace Group Holdings, Inc.*	82	182
Amprius Technologies, Inc.*	129	143
Solidion Technology, Inc.*	81	30
Total Industrial		3,850,253

Consumer, Cyclical - 4.9%
Meritage Homes Corp.	328	67,263
Taylor Morrison Home Corp. — Class A*	934	65,623
Abercrombie & Fitch Co. — Class A*	459	64,214
Installed Building Products, Inc.	219	53,933
KB Home	614	52,614
Beacon Roofing Supply, Inc.*	581	50,216
Aurora Innovation, Inc.*	8,479	50,196
Champion Homes, Inc.*	489	46,382
Group 1 Automotive, Inc.	121	46,348
Boot Barn Holdings, Inc.*	270	45,166
Asbury Automotive Group, Inc.*	185	44,139
M/I Homes, Inc.*	243	41,640
Kontoor Brands, Inc.	508	41,544
Signet Jewelers Ltd.	392	40,431
FirstCash Holdings, Inc.	351	40,295
Tri Pointe Homes, Inc.*	841	38,106
Academy Sports & Outdoors, Inc.	645	37,642
American Eagle Outfitters, Inc.	1,664	37,257
Shake Shack, Inc. — Class A*	349	36,020
Six Flags Entertainment Corp.	847	34,143
GMS, Inc.*	365	33,058
Cavco Industries, Inc.*	76	32,546
Steven Madden Ltd.	661	32,383
Sweetgreen, Inc. — Class A*	901	31,940
Brinker International, Inc.*	405	30,995
SkyWest, Inc.*	364	30,947
Rush Enterprises, Inc. — Class A	559	29,532
Patrick Industries, Inc.	198	28,189
Cinemark Holdings, Inc.*	1,007	28,035
LCI Industries	228	27,483
UniFirst Corp.	138	27,414
Dorman Products, Inc.*	241	27,262
Resideo Technologies, Inc.*	1,332	26,826
Century Communities, Inc.	255	26,260
Red Rock Resorts, Inc. — Class A	452	24,607
Hilton Grand Vacations, Inc.*	673	24,443
Visteon Corp.*	250	23,810
Green Brick Partners, Inc.*	284	23,720
Hanesbrands, Inc.*	3,224	23,697
HNI Corp.	432	23,259
Goodyear Tire & Rubber Co.*	2,601	23,019
LGI Homes, Inc.*	192	22,756
Urban Outfitters, Inc.*	584	22,373
International Game Technology plc	1,038	22,109

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT | 55

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	September 30, 2024
RUSSELL 2000® 2x STRATEGY FUND

	Shares	Value
PriceSmart, Inc.	230	$21,109
Vista Outdoor, Inc.*	536	21,000
Foot Locker, Inc.*	761	19,664
JetBlue Airways Corp.*	2,814	18,460
Adient plc*	817	18,440
Victoria’s Secret & Co.*	716	18,401
Atlanta Braves Holdings, Inc. — Class C*	461	18,348
Phinia, Inc.	396	18,228
Cheesecake Factory, Inc.	440	17,842
Acushnet Holdings Corp.	266	16,957
La-Z-Boy, Inc.	386	16,571
OPENLANE, Inc.*	980	16,542
Papa John’s International, Inc.	305	16,430
United Parks & Resorts, Inc.*	321	16,243
Fox Factory Holding Corp.*	388	16,102
MillerKnoll, Inc.	636	15,747
Madison Square Garden Entertainment Corp.*	359	15,268
OneSpaWorld Holdings Ltd.	917	15,140
Winnebago Industries, Inc.	258	14,992
Peloton Interactive, Inc. — Class A*	3,107	14,541
H&E Equipment Services, Inc.	296	14,409
Topgolf Callaway Brands Corp.*	1,294	14,208
Blue Bird Corp.*	295	14,148
AMC Entertainment Holdings, Inc. — Class A*	3,088	14,050
Sonos, Inc.*	1,124	13,814
Gentherm, Inc.*	289	13,453
Life Time Group Holdings, Inc.*	541	13,211
REV Group, Inc.	468	13,132
Warby Parker, Inc. — Class A*	795	12,982
Sally Beauty Holdings, Inc.*	940	12,756
Wolverine World Wide, Inc.	724	12,612
Sabre Corp.*	3,433	12,599
Dana, Inc.	1,191	12,577
Buckle, Inc.	283	12,444
VSE Corp.	145	11,996
Bloomin’ Brands, Inc.	720	11,902
Oxford Industries, Inc.	136	11,799
Steelcase, Inc. — Class A	844	11,385
G-III Apparel Group Ltd.*	371	11,323
ScanSource, Inc.*	224	10,759
Caleres, Inc.	314	10,378
Winmark Corp.	27	10,339
XPEL, Inc.*	232	10,062
Dave & Buster’s Entertainment, Inc.*	295	10,045
Interface, Inc. — Class A	523	9,921
MRC Global, Inc.*	769	9,797
ODP Corp.*	319	9,490
Everi Holdings, Inc.*	721	9,474
Camping World Holdings, Inc. — Class A	389	9,422
Hovnanian Enterprises, Inc. — Class A*	46	9,401
Dream Finders Homes, Inc. — Class A*	257	9,306
Beazer Homes USA, Inc.*	272	9,294
Monarch Casino & Resort, Inc.	117	9,275
Cracker Barrel Old Country Store, Inc.	203	9,206
Vizio Holding Corp. — Class A*	811	9,059
Global Business Travel Group I*	1,145	8,805
Jack in the Box, Inc.	180	8,377
BlueLinx Holdings, Inc.*	78	8,223
IMAX Corp.*	394	8,081
PC Connection, Inc.	106	7,996
Sonic Automotive, Inc. — Class A	134	7,836
Allegiant Travel Co. — Class A*	142	7,819
National Vision Holdings, Inc.*	710	7,746
Lions Gate Entertainment Corp. — Class B*	1,118	7,736
Wabash National Corp.	398	7,638
Rush Street Interactive, Inc.*	698	7,573
Malibu Boats, Inc. — Class A*	186	7,219
Shoe Carnival, Inc.	164	7,191
A-Mark Precious Metals, Inc.	161	7,110
MarineMax, Inc.*	198	6,983
Ethan Allen Interiors, Inc.	210	6,697
Portillo’s, Inc. — Class A*,1	496	6,681
American Axle & Manufacturing Holdings, Inc.*	1,049	6,483
Standard Motor Products, Inc.	191	6,341
Miller Industries, Inc.	102	6,222
indie Semiconductor, Inc. — Class A*	1,496	5,969
Chuy’s Holdings, Inc.*	158	5,909
Golden Entertainment, Inc.	185	5,881
Arhaus, Inc.	470	5,786
Douglas Dynamics, Inc.	208	5,737
BJ’s Restaurants, Inc.*	174	5,665
Forestar Group, Inc.*	174	5,632
Accel Entertainment, Inc.*	471	5,473
Leslie’s, Inc.*	1,640	5,182
Arko Corp.	734	5,153
Super Group SGHC Ltd.	1,367	4,962
Clean Energy Fuels Corp.*	1,557	4,842
Daktronics, Inc.*	339	4,376
Dine Brands Global, Inc.	140	4,372
First Watch Restaurant Group, Inc.*	279	4,352
Kura Sushi USA, Inc. — Class A*,1	54	4,350
Lions Gate Entertainment Corp. — Class A*	543	4,252
Global Industrial Co.	125	4,246
Sun Country Airlines Holdings, Inc.*	363	4,069
Build-A-Bear Workshop, Inc. — Class A	118	4,056
Atlanta Braves Holdings, Inc. — Class A*	94	3,962
Shyft Group, Inc.	310	3,890
Rush Enterprises, Inc. — Class B	81	3,884
Xperi, Inc.*	413	3,816
EVgo, Inc.*,1	919	3,805
Bally’s Corp.*	220	3,795
Methode Electronics, Inc.	312	3,731
Lovesac Co.*	130	3,724
Titan International, Inc.*	458	3,723
Sleep Number Corp.*	198	3,627
Haverty Furniture Companies, Inc.	132	3,626
RCI Hospitality Holdings, Inc.	80	3,564

56 | THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	September 30, 2024
RUSSELL 2000® 2x STRATEGY FUND

	Shares	Value
Petco Health & Wellness Company, Inc.*	763	$3,472
Funko, Inc. — Class A*	282	3,446
Hudson Technologies, Inc.*	408	3,403
Nu Skin Enterprises, Inc. — Class A	456	3,361
Marcus Corp.	220	3,316
Zumiez, Inc.*	150	3,195
El Pollo Loco Holdings, Inc.*	233	3,192
Hyliion Holdings Corp.*	1,286	3,189
Lindblad Expeditions Holdings, Inc.*	326	3,016
Denny’s Corp.*	460	2,967
Designer Brands, Inc. — Class A	386	2,849
MasterCraft Boat Holdings, Inc.*	154	2,804
Luminar Technologies, Inc.*,1	3,060	2,753
Xponential Fitness, Inc. — Class A*	220	2,728
Genesco, Inc.*	99	2,690
Titan Machinery, Inc.*	190	2,647
OneWater Marine, Inc. — Class A*	110	2,630
Movado Group, Inc.	139	2,585
Spirit Airlines, Inc.[1]	1,001	2,402
Hamilton Beach Brands Holding Co. — Class A	78	2,374
America’s Car-Mart, Inc.*	55	2,306
iRobot Corp.*	261	2,268
Savers Value Village, Inc.*	214	2,251
Cooper-Standard Holdings, Inc.*	155	2,150
Rocky Brands, Inc.	66	2,103
Potbelly Corp.*	252	2,102
Frontier Group Holdings, Inc.*,1	387	2,070
Landsea Homes Corp.*	165	2,038
Wheels Up Experience, Inc.*	818	1,980
Solid Power, Inc.*	1,398	1,887
Weyco Group, Inc.	55	1,872
JAKKS Pacific, Inc.*	73	1,863
Flexsteel Industries, Inc.	42	1,860
Superior Group of Companies, Inc.	119	1,843
Hooker Furnishings Corp.	97	1,754
Tile Shop Holdings, Inc.*	263	1,733
Johnson Outdoors, Inc. — Class A	44	1,593
Webtoon Entertainment, Inc.*	138	1,579
Full House Resorts, Inc.*	301	1,511
Blink Charging Co.*,1	878	1,510
Reservoir Media, Inc.*	179	1,452
Destination XL Group, Inc.*	492	1,447
Virco Mfg. Corp.	96	1,326
Escalade, Inc.	91	1,280
Vera Bradley, Inc.*	234	1,278
Holley, Inc.*	428	1,263
Clarus Corp.	280	1,260
Traeger, Inc.*	314	1,156
GrowGeneration Corp.*	524	1,116
J Jill, Inc.	44	1,086
Citi Trends, Inc.*	58	1,065
Biglari Holdings, Inc. — Class B*	6	1,032
Livewire Group, Inc.*	167	1,019
Commercial Vehicle Group, Inc.*	302	981
EVI Industries, Inc.	47	908
Marine Products Corp.	81	785
SES AI Corp.*	1,188	760
Lifetime Brands, Inc.	114	746
ONE Group Hospitality, Inc.*	191	703
Tilly’s, Inc. — Class A*	136	694
Aeva Technologies, Inc.*	209	688
ThredUp, Inc. — Class A*	718	605
Canoo, Inc.*	546	537
Purple Innovation, Inc.*	522	516
Torrid Holdings, Inc.*	112	440
CompX International, Inc.	14	409
United Homes Group, Inc.*,1	48	295
Qurate Retail, Inc. — Class B*	9	39
Total Consumer, Cyclical		2,742,234

Technology - 4.1%
SPS Commerce, Inc.*	339	65,824
CommVault Systems, Inc.*	398	61,232
Varonis Systems, Inc.*	1,006	56,839
Insight Enterprises, Inc.*	255	54,924
ExlService Holdings, Inc.*	1,434	54,707
Maximus, Inc.	557	51,890
Altair Engineering, Inc. — Class A*	522	49,856
ACI Worldwide, Inc.*	962	48,966
Zeta Global Holdings Corp. — Class A*	1,622	48,384
Impinj, Inc.*	208	45,036
Tenable Holdings, Inc.*	1,076	43,600
Qualys, Inc.*	339	43,548
Box, Inc. — Class A*	1,285	42,058
Rambus, Inc.*	993	41,924
ASGN, Inc.*	414	38,597
Workiva, Inc.*	461	36,474
Clearwater Analytics Holdings, Inc. — Class A*	1,384	34,946
Silicon Laboratories, Inc.*	291	33,631
Power Integrations, Inc.	516	33,086
FormFactor, Inc.*	706	32,476
Blackbaud, Inc.*	379	32,094
Axcelis Technologies, Inc.*	299	31,350
Evolent Health, Inc. — Class A*	1,053	29,779
BlackLine, Inc.*	530	29,224
Envestnet, Inc.*	466	29,181
SiTime Corp.*	169	28,985
Synaptics, Inc.*	358	27,774
ACV Auctions, Inc. — Class A*	1,350	27,445
Semtech Corp.*	591	26,985
Diodes, Inc.*	419	26,854
Clear Secure, Inc. — Class A	801	26,545
Progress Software Corp.	388	26,140
DigitalOcean Holdings, Inc.*	603	24,355
Rapid7, Inc.*	565	22,538
Kulicke & Soffa Industries, Inc.	493	22,249
Agilysys, Inc.*	203	22,121
WNS Holdings Ltd.*	413	21,769
Freshworks, Inc. — Class A*	1,872	21,491
Ambarella, Inc.*	348	19,629
Braze, Inc. — Class A*	601	19,436

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT | 57

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	September 30, 2024
RUSSELL 2000® 2x STRATEGY FUND

	Shares	Value
Vertex, Inc. — Class A*	499	$19,216
NCR Atleos Corp.*	658	18,773
C3.ai, Inc. — Class A*,1	759	18,391
NCR Voyix Corp.*	1,327	18,007
PAR Technology Corp.*	333	17,343
Intapp, Inc.*	359	17,171
Privia Health Group, Inc.*	931	16,954
Veeco Instruments, Inc.*,1	510	16,896
Ultra Clean Holdings, Inc.*	406	16,212
IonQ, Inc.*,1	1,810	15,819
Donnelley Financial Solutions, Inc.*	235	15,470
PagerDuty, Inc.*	820	15,211
Verint Systems, Inc.*	557	14,109
Photronics, Inc.*	565	13,989
NetScout Systems, Inc.*	631	13,724
AvePoint, Inc.*	1,158	13,630
CSG Systems International, Inc.	272	13,233
Sprout Social, Inc. — Class A*	454	13,198
AvidXchange Holdings, Inc.*	1,586	12,862
Alkami Technology, Inc.*	405	12,774
Appian Corp. — Class A*	370	12,632
PowerSchool Holdings, Inc. — Class A*	547	12,477
SoundHound AI, Inc. — Class A*,1	2,607	12,149
Adeia, Inc.	993	11,827
Jamf Holding Corp.*	681	11,815
Xerox Holdings Corp.	1,061	11,013
Waystar Holding Corp.*	394	10,989
Cohu, Inc.*	425	10,923
Matterport, Inc.*	2,406	10,827
Alignment Healthcare, Inc.*	913	10,792
Phreesia, Inc.*	468	10,666
Sapiens International Corporation N.V.	283	10,547
MaxLinear, Inc. — Class A*	726	10,513
Pitney Bowes, Inc.	1,465	10,446
Diebold Nixdorf, Inc.*,1	232	10,361
Zuora, Inc. — Class A*	1,190	10,258
SMART Global Holdings, Inc.*	472	9,888
ACM Research, Inc. — Class A*	468	9,500
Schrodinger Incorporated/United States*	511	9,479
PDF Solutions, Inc.*	286	9,060
Digi International, Inc.*	328	9,030
Fastly, Inc. — Class A*	1,175	8,895
N-able, Inc.*	652	8,515
Asana, Inc. — Class A*	729	8,449
E2open Parent Holdings, Inc.*	1,867	8,233
Alpha & Omega Semiconductor Ltd.*	213	7,907
Blend Labs, Inc. — Class A*	2,106	7,897
PROS Holdings, Inc.*	420	7,778
Grid Dynamics Holdings, Inc.*	525	7,350
Integral Ad Science Holding Corp.*	659	7,124
Vimeo, Inc.*	1,351	6,823
Yext, Inc.*	956	6,616
SolarWinds Corp.	496	6,473
V2X, Inc.*	113	6,312
Amplitude, Inc. — Class A*	697	6,252
Daily Journal Corp.*	12	5,881
Conduent, Inc.*	1,444	5,819
OneSpan, Inc.*	347	5,785
PubMatic, Inc. — Class A*	384	5,710
SEMrush Holdings, Inc. — Class A*	333	5,231
CEVA, Inc.*	214	5,168
NextNav, Inc.*	684	5,123
MeridianLink, Inc.*	248	5,101
GigaCloud Technology, Inc. — Class A*	216	4,964
Instructure Holdings, Inc.*	203	4,781
Olo, Inc. — Class A*	956	4,742
Simulations Plus, Inc.	146	4,675
Weave Communications, Inc.*	359	4,595
I3 Verticals, Inc. — Class A*	208	4,432
Health Catalyst, Inc.*	537	4,371
Ibotta, Inc. — Class A*,1	70	4,313
Enfusion, Inc. — Class A*	445	4,223
Innodata, Inc.*	248	4,159
Thoughtworks Holding, Inc.*	913	4,036
PlayAGS, Inc.*	352	4,009
Bandwidth, Inc. — Class A*	227	3,975
Cantaloupe, Inc.*	533	3,944
Pagaya Technologies Ltd. — Class A*,1	371	3,921
Consensus Cloud Solutions, Inc.*	165	3,886
Climb Global Solutions, Inc.	38	3,783
BigCommerce Holdings, Inc.*	643	3,762
Digimarc Corp.*	139	3,736
Mitek Systems, Inc.*	425	3,685
Planet Labs PBC*	1,548	3,452
Unisys Corp.*	605	3,436
3D Systems Corp.*	1,162	3,300
Aehr Test Systems*,1	254	3,264
American Software, Inc. — Class A	289	3,234
Cricut, Inc. — Class A	424	2,938
Vishay Precision Group, Inc.*	111	2,875
Red Violet, Inc.*	101	2,873
Corsair Gaming, Inc.*	411	2,861
Navitas Semiconductor Corp.*	1,151	2,820
Digital Turbine, Inc.*	875	2,686
Ouster, Inc.*	397	2,501
Immersion Corp.	278	2,480
Talkspace, Inc.*	1,122	2,345
Domo, Inc. — Class B*	311	2,336
SkyWater Technology, Inc.*	250	2,270
8x8, Inc.*	1,074	2,191
Definitive Healthcare Corp.*	490	2,190
Life360, Inc.*,1	53	2,086
EverCommerce, Inc.*	196	2,031
ReposiTrak, Inc.[1]	108	1,995
Asure Software, Inc.*	218	1,973
Arteris, Inc.*	253	1,953
Inspired Entertainment, Inc.*	202	1,873
Telos Corp.*	502	1,802
Outbrain, Inc.*	354	1,720
IBEX Holdings Ltd.*	82	1,638
Viant Technology, Inc. — Class A*	142	1,572
CS Disco, Inc.*	265	1,558

58 | THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	September 30, 2024
RUSSELL 2000® 2x STRATEGY FUND

	Shares	Value
ON24, Inc.*	253	$1,548
Rackspace Technology, Inc.*	610	1,494
Richardson Electronics Ltd.	113	1,394
BigBear.ai Holdings, Inc.*	927	1,353
Playstudios, Inc.*	803	1,213
Kaltura, Inc.*	877	1,193
Cerence, Inc.*	378	1,191
Porch Group, Inc.*,1	709	1,088
TTEC Holdings, Inc.	180	1,057
Everspin Technologies, Inc.*	179	1,056
Rigetti Computing, Inc.*,1	1,291	1,011
QuickLogic Corp.*	126	966
eGain Corp.*	177	903
Rimini Street, Inc.*	487	901
D-Wave Quantum, Inc.*,1	799	785
Rekor Systems, Inc.*	653	771
WM Technology, Inc.*	767	667
iLearningEngines Holdings, Inc.*	269	449
Golden Matrix Group, Inc.*	182	424
System1, Inc.*	215	241
GCT Semiconductor Holding, Inc.*	70	235
Airship AI Holdings, Inc.*	28	64
Total Technology		2,294,807

Energy - 2.2%
ChampionX Corp.	1,741	52,491
Noble Corporation plc[1]	1,261	45,562
Murphy Oil Corp.	1,323	44,638
CNX Resources Corp.*	1,349	43,937
SM Energy Co.	1,044	41,729
Magnolia Oil & Gas Corp. — Class A	1,580	38,584
Sunrun, Inc.*	1,994	36,012
California Resources Corp.	629	33,004
Tidewater, Inc.*	448	32,162
Northern Oil & Gas, Inc.	905	32,046
Valaris Ltd.*	573	31,945
Archrock, Inc.	1,523	30,825
Peabody Energy Corp.	1,154	30,627
Warrior Met Coal, Inc.	476	30,416
PBF Energy, Inc. — Class A	948	29,341
Transocean Ltd.*	6,655	28,284
CONSOL Energy, Inc.	269	28,151
Liberty Energy, Inc. — Class A	1,473	28,120
Patterson-UTI Energy, Inc.	3,550	27,157
Helmerich & Payne, Inc.	882	26,830
Seadrill Ltd.*	625	24,837
Alpha Metallurgical Resources, Inc.*	101	23,854
Oceaneering International, Inc.*	922	22,930
Arch Resources, Inc.	161	22,244
Gulfport Energy Corp.*	119	18,011
Kosmos Energy Ltd.*	4,269	17,204
Kinetik Holdings, Inc. — Class A	351	15,886
Sitio Royalties Corp. — Class A	737	15,359
Plug Power, Inc.*,1	6,793	15,352
Expro Group Holdings N.V.*	864	14,835
Helix Energy Solutions Group, Inc.*	1,315	14,596
Talos Energy, Inc.*	1,350	13,972
Crescent Energy Co. — Class A	1,268	13,885
Atlas Energy Solutions, Inc.	620	13,516
Fluence Energy, Inc.*	555	12,604
DNOW, Inc.*	962	12,439
Borr Drilling Ltd.	2,163	11,875
Sable Offshore Corp.*	460	10,870
Delek US Holdings, Inc.	578	10,837
Sunnova Energy International, Inc.*,1	991	9,652
Comstock Resources, Inc.*	843	9,382
Select Water Solutions, Inc. — Class A	832	9,260
Array Technologies, Inc.*	1,393	9,194
Par Pacific Holdings, Inc.*	510	8,976
Shoals Technologies Group, Inc. — Class A*	1,565	8,780
Core Laboratories, Inc.	431	7,986
Green Plains, Inc.*	581	7,867
Bristow Group, Inc.*	226	7,840
CVR Energy, Inc.	314	7,231
Vital Energy, Inc.*	262	7,048
SunCoke Energy, Inc.	764	6,632
REX American Resources Corp.*	141	6,527
ProPetro Holding Corp.*	805	6,166
Vitesse Energy, Inc.	230	5,525
VAALCO Energy, Inc.	950	5,453
Nabors Industries Ltd.*	83	5,351
Kodiak Gas Services, Inc.	184	5,336
Newpark Resources, Inc.*	756	5,239
NextDecade Corp.*	1,055	4,969
RPC, Inc.	775	4,929
Diversified Energy Company plc	432	4,916
Innovex International, Inc.*	314	4,610
Aris Water Solutions, Inc. — Class A	246	4,150
SandRidge Energy, Inc.	295	3,608
Berry Corp.	699	3,593
TETRA Technologies, Inc.*	1,145	3,549
Excelerate Energy, Inc. — Class A	160	3,522
Montauk Renewables, Inc.*	606	3,157
Solaris Oilfield Infrastructure, Inc. — Class A	230	2,935
Granite Ridge Resources, Inc.	484	2,875
Ramaco Resources, Inc. — Class A	243	2,843
Matrix Service Co.*	243	2,802
Riley Exploration Permian, Inc.	104	2,755
Oil States International, Inc.*	563	2,590
Amplify Energy Corp.*	360	2,351
DMC Global, Inc.*	180	2,336
Ring Energy, Inc.*	1,352	2,163
SEACOR Marine Holdings, Inc.*	224	2,162
Hallador Energy Co.*	229	2,160
W&T Offshore, Inc.	900	1,935
TPI Composites, Inc.*,1	424	1,929
Natural Gas Services Group, Inc.*	99	1,892
HighPeak Energy, Inc.[1]	133	1,846
Ranger Energy Services, Inc.	143	1,703
Forum Energy Technologies, Inc.*	108	1,670
FuelCell Energy, Inc.*,1	4,167	1,583

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT | 59

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	September 30, 2024
RUSSELL 2000® 2x STRATEGY FUND

	Shares	Value
Evolution Petroleum Corp.	281	$1,492
ProFrac Holding Corp. — Class A*,1	204	1,385
FutureFuel Corp.	240	1,380
Geospace Technologies Corp.*	115	1,189
NACCO Industries, Inc. — Class A	38	1,077
ASP Isotopes, Inc.*	364	1,012
Freyr Battery, Inc.*	1,023	992
Mammoth Energy Services, Inc.*	223	912
Energy Vault Holdings, Inc.*	940	902
PrimeEnergy Resources Corp.*	6	827
Aemetis, Inc.*	333	766
Empire Petroleum Corp.*	129	677
Ramaco Resources, Inc. — Class B	46	495
Stem, Inc.*	1,385	482
Prairie Operating Co.*	38	333
Drilling Tools International Corp.*	86	321
Verde Clean Fuels, Inc.*	30	120
SolarMax Technology, Inc.*	47	30
Total Energy		1,232,337

Communications - 1.8%
Lumen Technologies, Inc.*	9,234	65,561
Q2 Holdings, Inc.*	537	42,836
Credo Technology Group Holding Ltd.*	1,169	36,005
InterDigital, Inc.	232	32,858
AST SpaceMobile, Inc.*,1	1,222	31,955
Hims & Hers Health, Inc.*	1,731	31,885
Cogent Communications Holdings, Inc.	405	30,748
EchoStar Corp. — Class A*	1,111	27,575
Squarespace, Inc. — Class A*	557	25,861
TEGNA, Inc.	1,548	24,427
Cargurus, Inc.*	806	24,204
Perficient, Inc.*	319	24,078
ePlus, Inc.*	242	23,798
Yelp, Inc. — Class A*	602	21,118
Calix, Inc.*	540	20,947
Telephone & Data Systems, Inc.	900	20,925
DigitalBridge Group, Inc.	1,450	20,489
Ziff Davis, Inc.*	418	20,340
Cable One, Inc.	52	18,189
Viavi Solutions, Inc.*	2,009	18,121
Extreme Networks, Inc.*	1,146	17,224
Magnite, Inc.*	1,148	15,900
Harmonic, Inc.*	1,008	14,687
Viasat, Inc.*	1,115	13,313
Infinera Corp.*,1	1,830	12,353
Upwork, Inc.*	1,136	11,871
CommScope Holding Company, Inc.*	1,926	11,768
Opendoor Technologies, Inc.*	5,654	11,308
Liberty Latin America Ltd. — Class C*	1,183	11,227
Sphere Entertainment Co.*	244	10,780
Cars.com, Inc.*	605	10,140
A10 Networks, Inc.	651	9,400
QuinStreet, Inc.*	480	9,182
Sprinklr, Inc. — Class A*	1,155	8,928
Revolve Group, Inc.*	352	8,723
Globalstar, Inc.*	6,656	8,253
Figs, Inc. — Class A*	1,185	8,105
Shutterstock, Inc.	229	8,100
Applied Digital Corp.*,1	905	7,466
Gannett Company, Inc.*	1,295	7,278
Despegar.com Corp.*	561	6,956
Scholastic Corp.	212	6,786
HealthStream, Inc.	224	6,460
Shenandoah Telecommunications Co.	447	6,307
TechTarget, Inc.*	237	5,795
Couchbase, Inc.*	357	5,755
Open Lending Corp. — Class A*	932	5,704
Bumble, Inc. — Class A*	876	5,589
Stagwell, Inc.*	785	5,511
IDT Corp. — Class B	141	5,382
NETGEAR, Inc.*	259	5,196
Clear Channel Outdoor Holdings, Inc.*	3,205	5,128
Thryv Holdings, Inc.*	292	5,031
EverQuote, Inc. — Class A*	230	4,851
National CineMedia, Inc.*	650	4,582
Sinclair, Inc.	294	4,498
Liquidity Services, Inc.*	197	4,492
Clearfield, Inc.*	110	4,286
ADTRAN Holdings, Inc.*	718	4,258
Gogo, Inc.*	591	4,243
Beyond, Inc.*	419	4,223
Gray Television, Inc.	781	4,186
Powerfleet Incorporated NJ*	831	4,155
MediaAlpha, Inc. — Class A*	228	4,129
Nextdoor Holdings, Inc.*	1,591	3,946
fuboTV, Inc.*	2,680	3,806
Anterix, Inc.*	93	3,502
Getty Images Holdings, Inc.*	915	3,486
Boston Omaha Corp. — Class A*	226	3,361
Advantage Solutions, Inc.*	976	3,348
Consolidated Communications Holdings, Inc.*	701	3,253
ATN International, Inc.	97	3,137
Preformed Line Products Co.	22	2,818
Liberty Latin America Ltd. — Class A*	293	2,807
RealReal, Inc.*	893	2,804
Ribbon Communications, Inc.*	832	2,704
Grindr, Inc.*	226	2,696
Vivid Seats, Inc. — Class A*	704	2,605
Ooma, Inc.*	227	2,586
AMC Networks, Inc. — Class A*	293	2,546
Spok Holdings, Inc.	168	2,530
WideOpenWest, Inc.*	452	2,373
Backblaze, Inc. — Class A*	367	2,345
Stitch Fix, Inc. — Class A*	820	2,312
Aviat Networks, Inc.*	105	2,271
Lands’ End, Inc.*	130	2,245
Groupon, Inc.*,1	210	2,054
Eventbrite, Inc. — Class A*	735	2,007
BARK, Inc.*	1,209	1,971
1-800-Flowers.com, Inc. — Class A*	237	1,879
Innovid Corp.*	972	1,750

60 | THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	September 30, 2024
RUSSELL 2000® 2x STRATEGY FUND

	Shares	Value
iHeartMedia, Inc. — Class A*	943	$1,745
LifeMD, Inc.*	319	1,672
Gambling.com Group Ltd.*	159	1,593
Tucows, Inc. — Class A*	73	1,525
AudioEye, Inc.*	64	1,462
EW Scripps Co. — Class A*	557	1,250
OptimizeRx Corp.*	161	1,243
Townsquare Media, Inc. — Class A	120	1,219
Cardlytics, Inc.*	368	1,178
Entravision Communications Corp. — Class A	561	1,161
1stdibs.com, Inc.*	234	1,032
RumbleON, Inc. — Class B*	147	704
Nerdy, Inc.*	664	653
LiveOne, Inc.*	625	593
BlackSky Technology, Inc.*	122	578
Mondee Holdings, Inc.*	350	486
Terran Orbital Corp.*,1	1,416	356
Value Line, Inc.	7	326
Vacasa, Inc. — Class A*	86	242
Solo Brands, Inc. — Class A*	150	211
aka Brands Holding Corp.*	6	142
Total Communications		993,942

Basic Materials - 1.6%
Carpenter Technology Corp.	434	69,258
Commercial Metals Co.	1,056	58,038
Cabot Corp.	495	55,326
Balchem Corp.	295	51,920
Avient Corp.	824	41,464
HB Fuller Co.	500	39,690
Hecla Mining Co.	5,315	35,451
Sensient Technologies Corp.	387	31,045
Arcadium Lithium plc*	9,888	28,181
Sylvamo Corp.	323	27,729
Innospec, Inc.	229	25,898
Coeur Mining, Inc.*	3,605	24,802
Minerals Technologies, Inc.	295	22,783
Hawkins, Inc.	178	22,690
Uranium Energy Corp.*	3,613	22,437
Quaker Chemical Corp.	128	21,567
Rogers Corp.*	172	19,438
Constellium SE*	1,181	19,203
Perimeter Solutions S.A.*	1,221	16,422
Tronox Holdings plc — Class A	1,084	15,859
Stepan Co.	196	15,141
Ingevity Corp.*	335	13,065
Kaiser Aluminum Corp.	147	10,660
SSR Mining, Inc.*	1,851	10,514
Orion S.A.	525	9,350
United States Lime & Minerals, Inc.	95	9,278
Novagold Resources, Inc.*	2,225	9,123
Mativ Holdings, Inc.	492	8,359
Energy Fuels, Inc.*	1,489	8,175
Century Aluminum Co.*	485	7,872
Ecovyst, Inc.*	1,062	7,275
AdvanSix, Inc.	235	7,139
Centrus Energy Corp. — Class A*	129	7,076
Koppers Holdings, Inc.	188	6,868
Haynes International, Inc.	115	6,847
Metals Acquisition Ltd. — Class A*	491	6,800
Encore Energy Corp.*	1,637	6,613
Ivanhoe Electric Incorporated / US*	763	6,455
Rayonier Advanced Materials, Inc.*	588	5,033
Radius Recycling, Inc. — Class A	242	4,487
Compass Minerals International, Inc.	317	3,810
Perpetua Resources Corp.*	353	3,301
Oil-Dri Corporation of America	45	3,104
Universal Stainless & Alloy Products, Inc.*	80	3,090
Lightwave Logic, Inc.*	1,095	3,022
Ur-Energy, Inc.*	2,526	3,006
i-80 Gold Corp.*	2,382	2,763
Kronos Worldwide, Inc.	200	2,490
Intrepid Potash, Inc.*	100	2,400
Lifezone Metals Ltd.*	335	2,345
Caledonia Mining Corporation plc	151	2,259
Codexis, Inc.*	637	1,962
Piedmont Lithium, Inc.*	166	1,482
Dakota Gold Corp.*	603	1,423
Contango ORE, Inc.*	72	1,387
American Vanguard Corp.	232	1,229
Northern Technologies International Corp.	72	885
Valhi, Inc.	22	734
Critical Metals Corp.*	67	498
Total Basic Materials		856,521

Utilities - 1.3%
Brookfield Infrastructure Corp. — Class A	1,095	47,556
Portland General Electric Co.	927	44,403
New Jersey Resources Corp.	896	42,291
Southwest Gas Holdings, Inc.	556	41,011
ONE Gas, Inc.	517	38,475
Black Hills Corp.	626	38,261
Ormat Technologies, Inc.	492	37,854
TXNM Energy, Inc.	821	35,935
Spire, Inc.	518	34,856
ALLETE, Inc.	530	34,021
Northwestern Energy Group, Inc.	566	32,387
MGE Energy, Inc.	335	30,636
Otter Tail Corp.	380	29,701
California Water Service Group	531	28,791
American States Water Co.	342	28,485
Avista Corp.	714	27,667
Chesapeake Utilities Corp.	203	25,207
SJW Group	297	17,259
Hawaiian Electric Industries, Inc.*	1,511	14,626
Northwest Natural Holding Co.	348	14,205
Ameresco, Inc. — Class A*	296	11,230
Middlesex Water Co.	162	10,569
Unitil Corp.	147	8,905
York Water Co.	132	4,945
Consolidated Water Company Ltd.	138	3,479
Altus Power, Inc.*	692	2,201
Genie Energy Ltd. — Class B	118	1,918

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT | 61

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	September 30, 2024
RUSSELL 2000® 2x STRATEGY FUND

	Shares	Value
RGC Resources, Inc.	76	$1,715
Global Water Resources, Inc.	106	1,334
Total Utilities		689,923

Government - 0.0%
Banco Latinoamericano de Comercio Exterior S.A. — Class E	251	8,155

Total Common Stocks
(Cost $21,708,858)		24,439,286

WARRANTS† - 0.0%
Danimer Scientific, Inc.
Expiring 07/15/25*	1	—
Total Warrants
(Cost $—)		—

RIGHTS† - 0.0%
Consumer, Non-cyclical - 0.0%
Cartesian Therapeutics, Inc.*	525	—
Oncternal Therapeutics, Inc.*,†††	2	—
Sanofi SA*	160	—
Novartis AG*,†††	262	—
Tobira Therapeutics, Inc.*,†††	80	—
Total Consumer, Non-cyclical		—

Energy - 0.0%
Empire Petroleum Corp.*
Expires 10/16/24	129	—
Total Rights
(Cost $107)		—

EXCHANGE-TRADED FUNDS***,† - 0.9%
Vanguard Russell 2000 ETF[1]	2,883	257,625
iShares Russell 2000 Index ETF	1,164	257,116
Total Exchange-Traded Funds
(Cost $509,845)		514,741

	Face Amount~
U.S. TREASURY BILLS†† - 10.5%
U.S. Treasury Bills
4.01% due 10/22/24[2]	2,500,000	2,493,130
4.63% due 10/10/24[2,3]	1,563,000	1,561,185
4.85% due 12/12/24[2,4]	1,150,000	1,139,719
4.75% due 12/12/24[2]	650,000	644,189
Total U.S. Treasury Bills
(Cost $5,836,767)		5,838,223

FEDERAL AGENCY DISCOUNT NOTES†† - 8.9%
Federal Home Loan Bank
4.69% due 11/13/24[2]	3,000,000	2,982,907
Federal Farm Credit Bank
4.73% due 10/18/24[2]	2,000,000	1,995,533
Total Federal Agency Discount Notes
(Cost $4,978,440)		4,978,440

FEDERAL AGENCY NOTES†† - 7.2%
Federal Home Loan Bank
4.88% (SOFR + 0.04%, Rate Floor: 0.00%) due 06/20/25◊	2,000,000	1,999,912
4.84% (SOFR, Rate Floor: 0.00%) due 11/15/24◊	2,000,000	1,999,896
Total Federal Agency Notes
(Cost $4,000,000)		3,999,808

U.S. GOVERNMENT SECURITIES†† - 7.2%
United States Treasury Floating Rate Note
4.73% (3 Month U.S. Treasury Bill Rate + 0.14%, Rate Floor: 0.00%) due 10/31/24◊	4,000,000	3,999,023
Total U.S. Government Securities
(Cost $3,999,884)		3,999,023

REPURCHASE AGREEMENTS††,5 - 22.0%
J.P. Morgan Securities LLC issued 09/30/24 at 4.86% due 10/01/24[4]	6,696,260	6,696,260
BofA Securities, Inc. issued 09/30/24 at 4.85% due 10/01/24[4]	5,530,800	5,530,800
Total Repurchase Agreements
(Cost $12,227,060)		12,227,060

	Shares
SECURITIES LENDING COLLATERAL†,6 - 1.1%
Money Market Fund***
First American Government Obligations Fund - Class X, 4.82%[7]	631,386	631,386
Total Securities Lending Collateral
(Cost $631,386)		631,386

Total Investments - 101.7%
(Cost $53,892,347)		$56,627,967
Other Assets & Liabilities, net - (1.7)%		(959,935)
Total Net Assets - 100.0%		$55,668,032

62 | THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	September 30, 2024
RUSSELL 2000® 2x STRATEGY FUND

Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation**
Equity Futures Contracts Purchased†
Russell 2000 Index Mini Futures Contracts	118	Dec 2024	$13,273,820	$231,269

Total Return Swap Agreements
Counterparty	Index	Type	Financing Rate	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Appreciation
OTC Equity Index Swap Agreements††
Goldman Sachs International	Russell 2000 Index	Pay	4.93% (Federal Funds Rate + 0.10%)	At Maturity	12/18/24	21,562	$48,081,737	$676,626
BNP Paribas	Russell 2000 Index	Pay	5.38% (Federal Funds Rate + 0.55%)	At Maturity	12/19/24	4,923	10,978,442	160,090
Barclays Bank plc	Russell 2000 Index	Pay	5.29% (SOFR + 0.45%)	At Maturity	12/19/24	6,285	14,015,433	37,568
							$73,075,612	$874,284

~	The face amount is denominated in U.S. dollars unless otherwise indicated.
*	Non-income producing security.
**	Includes cumulative appreciation (depreciation). Variation margin is reported within the Statement of Assets and Liabilities.
***	A copy of each underlying unaffiliated fund’s financial statements is available at the SEC’s website at www.sec.gov.
†	Value determined based on Level 1 inputs, unless otherwise noted — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
†††	Value determined based on Level 3 inputs — See Note 4.
◊

Variable rate security. Rate indicated is the rate effective at September 30, 2024. In some instances, the effective rate is limited by a minimum rate floor or a maximum rate cap established by the issuer. The settlement status of a position may also impact the effective rate indicated. In some cases, a position may be unsettled at period end and may not have a stated effective rate. In instances where multiple underlying reference rates and spread amounts are shown, the effective rate is based on a weighted average.

[1]	All or a portion of this security is on loan at September 30, 2024 — See Note 7.
[2]	Rate indicated is the effective yield at the time of purchase.
[3]	All or a portion of this security is pledged as futures collateral at September 30, 2024.
[4]	All or a portion of this security is pledged as equity index swap collateral at September 30, 2024.
[5]	Repurchase Agreements — See Note 6.
[6]	Securities lending collateral — See Note 7.
[7]	Rate indicated is the 7-day yield as of September 30, 2024.
plc — Public Limited Company
REIT — Real Estate Investment Trust
SOFR — Secured Overnight Financing Rate

See Sector Classification in Other Information section.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT | 63

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	September 30, 2024
RUSSELL 2000® 2x STRATEGY FUND

The following table summarizes the inputs used to value the Fund’s investments at September 30, 2024 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1 Quoted Prices		Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs		Total
Common Stocks	$24,439,286		$—	$—	*	$24,439,286
Warrants	—	*	—	—		—
Rights	—	*	—	—	*	—
Exchange-Traded Funds	514,741		—	—		514,741
U.S. Treasury Bills	—		5,838,223	—		5,838,223
Federal Agency Discount Notes	—		4,978,440	—		4,978,440
Federal Agency Notes	—		3,999,808	—		3,999,808
U.S. Government Securities	—		3,999,023	—		3,999,023
Repurchase Agreements	—		12,227,060	—		12,227,060
Securities Lending Collateral	631,386		—	—		631,386
Equity Futures Contracts**	231,269		—	—		231,269
Equity Index Swap Agreements**	—		874,284	—		874,284
Total Assets	$25,816,682		$31,916,838	$—		$57,733,520

*	Includes securities with a market value of $0.
**	This derivative is reported as unrealized appreciation/depreciation at period end.

64 | THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

RUSSELL 2000® 2x STRATEGY FUND

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
September 30, 2024

Assets:
Investments, at value - including $602,722 of securities loaned (cost $41,665,287)	$44,400,907
Repurchase agreements, at value (cost $12,227,060)	12,227,060
Cash	4,046
Unrealized appreciation on OTC swap agreements	874,284
Receivables:
Fund shares sold	2,955,672
Interest	53,377
Variation margin on futures contracts	31,604
Dividends	21,081
Securities lending income	738
Total assets	60,568,769

Liabilities:
Segregated cash due to broker	550,000
Payable for:
Fund shares redeemed	3,578,753
Return of securities lending collateral	631,386
Management fees	38,415
Transfer agent fees	25,951
Swap settlement	21,514
Distribution and service fees	10,828
Portfolio accounting and administration fees	4,483
Trustees’ fees*	514
Miscellaneous	38,893
Total liabilities	4,900,737
Net assets	$55,668,032

Net assets consist of:
Paid in capital	$71,304,332
Total distributable earnings (loss)	(15,636,300)
Net assets	$55,668,032

Class A:
Net assets	$3,190,807
Capital shares outstanding	18,563
Net asset value per share	$171.89
Maximum offering price per share (Net asset value divided by 95.25%)	$180.46

Class C:
Net assets	$245,348
Capital shares outstanding	1,662
Net asset value per share	$147.62

Class H:
Net assets	$52,231,877
Capital shares outstanding	306,718
Net asset value per share	$170.29

STATEMENT OF OPERATIONS (Unaudited)
Six Months Ended September 30, 2024

Investment Income:
Dividends (net of foreign withholding tax of $273)	$123,552
Interest	927,242
Income from securities lending, net	4,578
Total investment income	1,055,372

Expenses:
Management fees	236,616
Distribution and service fees:
Class A	3,588
Class C	1,386
Class H	61,795
Transfer agent fees	55,712
Portfolio accounting and administration fees	53,906
Registration fees	37,281
Interest expense	37,069
Professional fees	6,041
Custodian fees	3,334
Trustees’ fees*	2,663
Miscellaneous	16,565
Total expenses	515,956
Less:
Expenses reimbursed by Adviser	(26,295)
Net expenses	489,661
Net investment income	565,711

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	501,065
Swap agreements	1,233,108
Futures contracts	289,584
Net realized gain	2,023,757
Net change in unrealized appreciation (depreciation) on:
Investments	1,040,312
Swap agreements	(2,250,980)
Futures contracts	84,362
Net change in unrealized appreciation (depreciation)	(1,126,306)
Net realized and unrealized gain	897,451
Net increase in net assets resulting from operations	$1,463,162

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT | 65

RUSSELL 2000® 2x STRATEGY FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended September 30, 2024 (Unaudited)	Year Ended March 31, 2024
Increase (Decrease) in Net Assets from Operations:
Net investment income	$565,711	$1,046,201
Net realized gain on investments	2,023,757	2,320,619
Net change in unrealized appreciation (depreciation) on investments	(1,126,306)	3,651,488
Net increase in net assets resulting from operations	1,463,162	7,018,308

Distributions to shareholders:
Class A	—	(9,839)
Class C	—	(1,330)
Class H	—	(145,101)
Total distributions to shareholders	—	(156,270)

Capital share transactions:
Proceeds from sale of shares
Class A	1,999,665	3,532,630
Class C	246,384	222,650
Class H	297,070,152	492,038,872
Distributions reinvested
Class A	—	9,769
Class C	—	1,240
Class H	—	143,726
Cost of shares redeemed
Class A	(1,824,064)	(4,277,624)
Class C	(323,452)	(274,243)
Class H	(293,708,337)	(477,029,453)
Net increase from capital share transactions	3,460,348	14,367,567
Net increase in net assets	4,923,510	21,229,605

Net assets:
Beginning of period	50,744,522	29,514,917
End of period	$55,668,032	$50,744,522

Capital share activity:
Shares sold
Class A	12,749	26,281
Class C	1,758	1,882
Class H	1,901,773	3,768,377
Shares issued from reinvestment of distributions
Class A	—	75
Class C	—	11
Class H	—	1,107
Shares redeemed
Class A	(11,733)	(32,263)
Class C	(2,345)	(2,349)
Class H	(1,889,985)	(3,682,558)
Net increase in shares	12,217	80,563

66 | THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

RUSSELL 2000® 2x STRATEGY FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

Class A	Six Months Ended September 30, 2024[a]	Year Ended March 31, 2024	Year Ended March 31, 2023	Year Ended March 31, 2022	Year Ended March 31, 2021	Year Ended March 31, 2020
Per Share Data
Net asset value, beginning of period	$162.74	$127.13	$183.91	$227.30	$67.63	$138.32
Income (loss) from investment operations:
Net investment income (loss)[b]	1.68	3.27	.63	(3.04)	(2.33)	.08
Net gain (loss) on investments (realized and unrealized)	7.47	32.88	(57.41)	(36.22)	162.00	(70.34)
Total from investment operations	9.15	36.15	(56.78)	(39.26)	159.67	(70.26)
Less distributions from:
Net investment income	—	(.54)	—	—	—	—
Net realized gains	—	—	—	(4.13)	—	(.43)
Total distributions	—	(.54)	—	(4.13)	—	(.43)
Net asset value, end of period	$171.89	$162.74	$127.13	$183.91	$227.30	$67.63

Total Return[c]	5.62%	28.57%	(30.87%)	(17.50%)	236.09%	(50.97%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$3,191	$2,856	$2,982	$4,025	$8,661	$1,559
Ratios to average net assets:
Net investment income (loss)	2.16%	2.46%	0.45%	(1.36%)	(1.57%)	0.06%
Total expenses[d]	1.95%	1.94%	1.89%	1.78%	1.81%	1.87%
Net expenses[e]	1.85%	1.86%	1.86%	1.78%	1.81%	1.87%
Portfolio turnover rate	13%	11%	43%	574%	—	360%

Class C	Six Months Ended September 30, 2024[a]	Year Ended March 31, 2024	Year Ended March 31, 2023	Year Ended March 31, 2022	Year Ended March 31, 2021	Year Ended March 31, 2020
Per Share Data
Net asset value, beginning of period	$140.29	$110.50	$161.04	$201.10	$60.28	$124.27
Income (loss) from investment operations:
Net investment income (loss)[b]	.95	2.05	(.36)	(3.95)	(2.85)	(.87)
Net gain (loss) on investments (realized and unrealized)	6.38	28.28	(50.18)	(31.98)	143.67	(62.69)
Total from investment operations	7.33	30.33	(50.54)	(35.93)	140.82	(63.56)
Less distributions from:
Net investment income	—	(.54)	—	—	—	—
Net realized gains	—	—	—	(4.13)	—	(.43)
Total distributions	—	(.54)	—	(4.13)	—	(.43)
Net asset value, end of period	$147.62	$140.29	$110.50	$161.04	$201.10	$60.28

Total Return[c]	5.22%	27.63%	(31.38%)	(18.13%)	233.61%	(51.33%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$245	$316	$299	$540	$673	$171
Ratios to average net assets:
Net investment income (loss)	1.43%	1.79%	(0.30%)	(2.04%)	(2.31%)	(0.70%)
Total expenses[d]	2.70%	2.68%	2.64%	2.53%	2.57%	2.62%
Net expenses[e]	2.60%	2.60%	2.60%	2.53%	2.57%	2.62%
Portfolio turnover rate	13%	11%	43%	574%	—	360%

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT | 67

RUSSELL 2000® 2x STRATEGY FUND

FINANCIAL HIGHLIGHTS (concluded)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

Class H	Six Months Ended September 30, 2024[a]	Year Ended March 31, 2024	Year Ended March 31, 2023	Year Ended March 31, 2022	Year Ended March 31, 2021	Year Ended March 31, 2020
Per Share Data
Net asset value, beginning of period	$161.30	$126.12	$182.59	$225.73	$67.21	$137.69
Income (loss) from investment operations:
Net investment income (loss)[b]	1.65	3.39	.81	(2.97)	(2.22)	(.06)
Net gain (loss) on investments (realized and unrealized)	7.34	32.33	(57.28)	(36.04)	160.74	(69.99)
Total from investment operations	8.99	35.72	(56.47)	(39.01)	158.52	(70.05)
Less distributions from:
Net investment income	—	(.54)	—	—	—	—
Net realized gains	—	—	—	(4.13)	—	(.43)
Total distributions	—	(.54)	—	(4.13)	—	(.43)
Net asset value, end of period	$170.29	$161.30	$126.12	$182.59	$225.73	$67.21

Total Return	5.57%	28.46%	(30.93%)	(17.52%)	235.86%	(51.05%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$52,232	$47,573	$26,234	$33,076	$71,754	$12,732
Ratios to average net assets:
Net investment income (loss)	2.16%	2.58%	0.61%	(1.40%)	(1.75%)	(0.04%)
Total expenses[d]	1.96%	1.93%	1.91%	1.80%	1.85%	1.89%
Net expenses[e]	1.86%	1.85%	1.88%	1.80%	1.85%	1.89%
Portfolio turnover rate	13%	11%	43%	574%	—	360%

[a]	Unaudited figures for the period ended September 30, 2024. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]	Total return does not reflect the impact of any applicable sales charges.
[d]	Does not include expenses of the underlying funds in which the Fund invests.
[e]	Net expense information reflects the expense ratios after expense waivers and reimbursements, as applicable.

68 | THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2024
INVERSE RUSSELL 2000® 2x STRATEGY FUND

	Face Amount	Value
U.S. TREASURY BILLS†† - 9.1%
U.S. Treasury Bills
4.85% due 12/12/24[1,2]	$400,000	$396,424
4.63% due 10/10/24[2,3]	21,000	20,975
Total U.S. Treasury Bills
(Cost $417,093)		417,399

REPURCHASE AGREEMENTS††,4 - 91.3%
J.P. Morgan Securities LLC issued 09/30/24 at 4.86% due 10/01/24[1]	2,309,799	2,309,799
BofA Securities, Inc. issued 09/30/24 at 4.85% due 10/01/24[1]	1,907,787	1,907,787
Total Repurchase Agreements
(Cost $4,217,586)		4,217,586

Total Investments - 100.4%
(Cost $4,634,679)		$4,634,985
Other Assets & Liabilities, net - (0.4)%		(16,635)
Total Net Assets - 100.0%		$4,618,350

Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation**
Equity Futures Contracts Sold Short†
Russell 2000 Index Mini Futures Contracts	7	Dec 2024	$787,430	$5,894

Total Return Swap Agreements
Counterparty	Index	Type	Financing Rate	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Appreciation (Depreciation)
OTC Equity Index Swap Agreements Sold Short††
Goldman Sachs International	Russell 2000 Index	Receive	4.68% (Federal Funds Rate - 0.15%)	At Maturity	12/18/24	1,142	$2,546,678	$11,137
Barclays Bank plc	Russell 2000 Index	Receive	4.89% (SOFR + 0.05%)	At Maturity	12/19/24	799	1,782,328	(4,780)
BNP Paribas	Russell 2000 Index	Receive	4.98% (Federal Funds Rate + 0.15%)	At Maturity	12/19/24	1,841	4,105,640	(59,868)
							$8,434,646	$(53,511)

**	Includes cumulative appreciation (depreciation). Variation margin is reported within the Statement of Assets and Liabilities.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	All or a portion of this security is pledged as equity index swap collateral at September 30, 2024.
[2]	Rate indicated is the effective yield at the time of purchase.
[3]	All or a portion of this security is pledged as futures collateral at September 30, 2024.
[4]	Repurchase Agreements — See Note 6.
plc — Public Limited Company
SOFR — Secured Overnight Financing Rate

See Sector Classification in Other Information section.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT | 69

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	September 30, 2024
INVERSE RUSSELL 2000® 2x STRATEGY FUND

The following table summarizes the inputs used to value the Fund’s investments at September 30, 2024 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
U.S. Treasury Bills	$—	$417,399	$—	$417,399
Repurchase Agreements	—	4,217,586	—	4,217,586
Equity Futures Contracts**	5,894	—	—	5,894
Equity Index Swap Agreements**	—	11,137	—	11,137
Total Assets	$5,894	$4,646,122	$—	$4,652,016

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Equity Index Swap Agreements**	$—	$64,648	$—	$64,648

**	This derivative is reported as unrealized appreciation/depreciation at period end.

70 | THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

INVERSE RUSSELL 2000® 2x STRATEGY FUND

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
September 30, 2024

Assets:
Investments, at value (cost $417,093)	$417,399
Repurchase agreements, at value (cost $4,217,586)	4,217,586
Segregated cash with broker	47,532
Unrealized appreciation on OTC swap agreements	11,137
Receivables:
Fund shares sold	524,230
Swap settlement	8,840
Interest	569
Total assets	5,227,293

Liabilities:
Unrealized depreciation on OTC swap agreements	64,648
Payable for:
Fund shares redeemed	532,934
Management fees	3,133
Variation margin on futures contracts	2,489
Transfer agent fees	2,342
Distribution and service fees	900
Portfolio accounting and administration fees	366
Trustees’ fees*	44
Miscellaneous	2,087
Total liabilities	608,943
Net assets	$4,618,350

Net assets consist of:
Paid in capital	$85,534,504
Total distributable earnings (loss)	(80,916,154)
Net assets	$4,618,350

Class A:
Net assets	$175,654
Capital shares outstanding	25,684
Net asset value per share	$6.84
Maximum offering price per share (Net asset value divided by 95.25%)	$7.18

Class C:
Net assets	$45,727
Capital shares outstanding	7,736
Net asset value per share	$5.91

Class H:
Net assets	$4,396,969
Capital shares outstanding	654,670
Net asset value per share	$6.72

STATEMENT OF OPERATIONS (Unaudited)
Six Months Ended September 30, 2024

Investment Income:
Interest	$146,641
Total investment income	146,641

Expenses:
Management fees	23,674
Distribution and service fees:
Class A	272
Class C	333
Class H	6,223
Transfer agent fees	5,570
Portfolio accounting and administration fees	5,395
Registration fees	4,218
Interest expense	3,247
Professional fees	538
Trustees’ fees*	355
Custodian fees	337
Miscellaneous	976
Total expenses	51,138
Less:
Expenses reimbursed by Adviser	(2,630)
Net expenses	48,508
Net investment income	98,133

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Swap agreements	(571,053)
Futures contracts	(110,233)
Net realized loss	(681,286)
Net change in unrealized appreciation (depreciation) on:
Investments	258
Swap agreements	222,201
Futures contracts	7,526
Net change in unrealized appreciation (depreciation)	229,985
Net realized and unrealized loss	(451,301)
Net decrease in net assets resulting from operations	$(353,168)

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT | 71

INVERSE RUSSELL 2000® 2x STRATEGY FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended September 30, 2024 (Unaudited)	Year Ended March 31, 2024
Increase (Decrease) in Net Assets from Operations:
Net investment income	$98,133	$273,848
Net realized loss on investments	(681,286)	(3,388,789)
Net change in unrealized appreciation (depreciation) on investments	229,985	24,016
Net decrease in net assets resulting from operations	(353,168)	(3,090,925)

Distributions to shareholders:
Class A	—	(18,391)
Class C	—	(1,874)
Class H	—	(211,675)
Total distributions to shareholders	—	(231,940)

Capital share transactions:
Proceeds from sale of shares
Class A	1,139,754	2,307,662
Class C	329,954	185,073
Class H	199,176,177	296,772,405
Distributions reinvested
Class A	—	18,231
Class C	—	1,778
Class H	—	159,258
Cost of shares redeemed
Class A	(1,240,031)	(2,527,999)
Class C	(326,248)	(183,352)
Class H	(202,004,752)	(291,713,723)
Net increase (decrease) from capital share transactions	(2,925,146)	5,019,333
Net increase (decrease) in net assets	(3,278,314)	1,696,468

Net assets:
Beginning of period	7,896,664	6,200,196
End of period	$4,618,350	$7,896,664

Capital share activity:
Shares sold
Class A	145,132	225,616
Class C	48,367	20,791
Class H	25,976,118	30,686,918
Shares issued from reinvestment of distributions
Class A	—	1,856
Class C	—	208
Class H	—	16,521
Shares redeemed
Class A	(158,650)	(253,760)
Class C	(48,519)	(20,854)
Class H	(26,329,285)	(30,196,017)
Net increase (decrease) in shares	(366,837)	481,279

72 | THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

INVERSE RUSSELL 2000® 2x STRATEGY FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

Class A	Six Months Ended September 30, 2024[a]	Year Ended March 31, 2024	Year Ended March 31, 2023	Year Ended March 31, 2022	Year Ended March 31, 2021	Year Ended March 31, 2020
Per Share Data
Net asset value, beginning of period	$7.63	$11.00	$10.09	$10.53	$55.29	$43.81
Income (loss) from investment operations:
Net investment income (loss)[b]	.16	.41	.05	(.15)	(.39)	.08
Net gain (loss) on investments (realized and unrealized)	(.95)	(3.55)	.86 [e]	(.29)[e]	(44.37)	11.57
Total from investment operations	(.79)	(3.14)	.91	(.44)	(44.76)	11.65
Less distributions from:
Net investment income	—	(.23)	—	—	—	(.17)
Total distributions	—	(.23)	—	—	—	(.17)
Net asset value, end of period	$6.84	$7.63	$11.00	$10.09	$10.53	$55.29

Total Return[c]	(10.35%)	(29.03%)	9.02%	(4.18%)	(80.95%)	26.82%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$176	$299	$720	$1,662	$2,286	$11,581
Ratios to average net assets:
Net investment income (loss)	4.14%	3.92%	0.47%	(1.51%)	(1.61%)	0.19%
Total expenses	1.86%	1.86%	2.08%	1.76%	1.82%	1.86%
Net expenses[d]	1.77%	1.79%	2.05%	1.76%	1.82%	1.86%
Portfolio turnover rate	—	—	—	—	—	—

Class C	Six Months Ended September 30, 2024[a]	Year Ended March 31, 2024	Year Ended March 31, 2023	Year Ended March 31, 2022	Year Ended March 31, 2021	Year Ended March 31, 2020
Per Share Data
Net asset value, beginning of period	$6.62	$9.65	$8.91	$9.37	$49.61	$39.63
Income (loss) from investment operations:
Net investment income (loss)[b]	.12	.28	—	(.20)	(.50)	(.21)
Net gain (loss) on investments (realized and unrealized)	(.83)	(3.08)	.74 [e]	(.26)[e]	(39.74)	10.36
Total from investment operations	(.71)	(2.80)	.74	(.46)	(40.24)	10.15
Less distributions from:
Net investment income	—	(.23)	—	—	—	(.17)
Total distributions	—	(.23)	—	—	—	(.17)
Net asset value, end of period	$5.91	$6.62	$9.65	$8.91	$9.37	$49.61

Total Return[c]	(10.73%)	(29.57%)	8.31%	(4.91%)	(81.11%)	25.86%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$46	$52	$75	$68	$86	$348
Ratios to average net assets:
Net investment income (loss)	3.49%	3.18%	0.01%	(2.26%)	(2.36%)	(0.55%)
Total expenses	2.60%	2.60%	2.80%	2.51%	2.57%	2.62%
Net expenses[d]	2.51%	2.53%	2.77%	2.51%	2.57%	2.62%
Portfolio turnover rate	—	—	—	—	—	—

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT | 73

INVERSE RUSSELL 2000® 2x STRATEGY FUND

FINANCIAL HIGHLIGHTS (concluded)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

Class H	Six Months Ended September 30, 2024[a]	Year Ended March 31, 2024	Year Ended March 31, 2023	Year Ended March 31, 2022	Year Ended March 31, 2021	Year Ended March 31, 2020
Per Share Data
Net asset value, beginning of period	$7.49	$10.80	$9.92	$10.41	$54.95	$43.62
Income (loss) from investment operations:
Net investment income (loss)[b]	.12	.33	.07	(.13)	(.33)	(.02)
Net gain (loss) on investments (realized and unrealized)	(.89)	(3.41)	.81 [e]	(.36)[e]	(44.21)	11.52
Total from investment operations	(.77)	(3.08)	.88	(.49)	(44.54)	11.50
Less distributions from:
Net investment income	—	(.23)	—	—	—	(.17)
Total distributions	—	(.23)	—	—	—	(.17)
Net asset value, end of period	$6.72	$7.49	$10.80	$9.92	$10.41	$54.95

Total Return	(10.28%)	(29.01%)	8.87%	(4.71%)	(81.06%)	26.59%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$4,397	$7,546	$5,405	$4,598	$3,923	$10,033
Ratios to average net assets:
Net investment income (loss)	3.72%	3.71%	0.69%	(1.62%)	(1.70%)	(0.05%)
Total expenses	1.94%	1.90%	2.10%	1.82%	1.89%	1.91%
Net expenses[d]	1.84%	1.82%	2.06%	1.82%	1.89%	1.91%
Portfolio turnover rate	—	—	—	—	—	—

[a]	Unaudited figures for the period ended September 30, 2024. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]	Total return does not reflect the impact of any applicable sales charges.
[d]	Net expense information reflects the expense ratios after expense waivers and reimbursements, as applicable.
[e]

The amount shown for a share outstanding throughout the year does not agree with the aggregate net gain or loss on investments for the year because of the sales and purchases of fund shares in relation to fluctuating market value of the investments of the Fund.

74 | THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

NOTES TO FINANCIAL STATEMENTS (Unaudited)

Note 1 – Organization and Significant Accounting Policies

Organization

The Rydex Dynamic Funds (the “Trust”), a Delaware statutory trust, is registered with the U.S. Securities and Exchange Commission (the “SEC”) under the Investment Company Act of 1940 (the “1940 Act”), as an open-ended investment company, of the series type. Each series, in effect, is representing a separate fund (each, a “Fund”). The Trust may issue an unlimited number of authorized shares. The Trust accounts for the assets of each Fund separately.

The Trust offers a combination of three separate classes of shares: Class A shares, Class C shares, and Class H shares. Sales of shares of each Class are made without a front-end sales charge at the net asset value per share (“NAV”), with the exception of Class A shares. Class A shares are sold at the NAV, plus the applicable front-end sales charge. The sales charge varies depending on the amount purchased, but will not exceed 4.75%. Class A share purchases of $1 million or more are exempt from the front-end sales charge but have a 1% contingent deferred sales charge (“CDSC”) if shares are redeemed within 12 months of purchase. Class C shares have a 1% CDSC if shares are redeemed within 12 months of purchase. Class C shares of each Fund automatically convert to Class A shares of the same Fund on or about the 10th day of the month following the 8-year anniversary of the purchase of the Class C shares. This conversion will be executed without any sales charge, fee or other charge. After the conversion is completed, the shares will be subject to all features and expenses of Class A shares. At September 30, 2024, the Trust consisted of eight funds.

This report covers the following funds (collectively, the “Funds”):

Fund Name	Investment Company Type
S&P 500® 2x Strategy Fund	Non-diversified
Inverse S&P 500® 2x Strategy Fund	Non-diversified
NASDAQ-100® 2x Strategy Fund	Non-diversified
Inverse NASDAQ-100® 2x Strategy Fund	Non-diversified
Dow 2x Strategy Fund	Non-diversified
Inverse Dow 2x Strategy Fund	Non-diversified
Russell 2000® 2x Strategy Fund	Non-diversified
Inverse Russell 2000® 2x Strategy Fund	Non-diversified

The Funds are designed and operated to accommodate frequent trading by shareholders and, unlike most mutual funds, offer unlimited exchange privileges with no minimum holding periods or transactions fees, which may cause the Funds to experience high portfolio turnover.

Security Investors, LLC (the “Adviser”), which operates under the name Guggenheim Investments (“GI”), provides advisory services. Guggenheim Funds Distributors, LLC (“GFD”) serves as distributor of the Funds’ shares. GI and GFD are affiliated entities.

Significant Accounting Policies

The Funds operate as investment companies and, accordingly, follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

The following significant accounting policies are in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) and are consistently followed by the Trust. This requires management to make estimates and assumptions that affect the reported amount of assets and liabilities, contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates. All time references are based on Eastern Time.

The NAV of each share class of each Fund is calculated by dividing the market value of the Fund’s securities and other assets, less all liabilities attributable to the share class by the number of outstanding shares of the share class on the specified date.

The Trust calculates a NAV twice each business day; at 10:45 a.m. and at the close of the New York Stock Exchange (“NYSE”), usually 4:00 p.m. The NAV is calculated using the current market value of each Fund’s total assets, as of the respective time of calculation. These financial statements are based on the afternoon NAV.

(a) Valuation of Investments

The Board of Trustees of the Trust (the “Board”) adopted policies and procedures for the valuation of the Funds’ investments (the “Fund Valuation Procedures”).

Pursuant to Rule 2a-5, the Board designated the Adviser as the valuation designee to perform fair valuation determinations for the Funds with respect to all Fund investments and/or other assets. As the Funds’ valuation designee pursuant to Rule 2a-5, the Adviser has adopted separate procedures (the “Valuation Designee Procedures” and collectively with the Fund Valuation Procedures, the “Valuation Procedures”) reasonably designed to prevent violations of the requirements of Rule 2a-5 and Rule 31a-4 under the 1940 Act. The Adviser, in its role as valuation designee, utilizes the assistance of a valuation committee, consisting of representatives from Guggenheim’s investment management, fund administration, legal and compliance departments (the “Valuation Committee”), in determining the fair value of the Funds’ securities and/or other assets. The Valuation Procedures may be amended and potentially adversely affected as the Funds seek to comply with regulations that apply to the valuation practices of registered investment companies.

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NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

Valuations of the Funds’ securities and other assets are supplied primarily by independent third-party pricing services appointed pursuant to the processes set forth in the Valuation Procedures. The Adviser, with the assistance of the Valuation Committee, convenes monthly, or more frequently as needed, to review the valuation of all assets which have been fair valued. The Adviser, consistent with the monitoring and review responsibilities set forth in the Valuation Procedures, regularly reviews the appropriateness of the inputs, methods, models and assumptions employed by the independent third-party pricing services.

If the independent third-party pricing service cannot or does not provide a valuation for a particular investment or such valuation is deemed unreliable, such investment is fair valued by the Adviser.

Equity securities listed or traded on a recognized U.S. securities exchange or the Nasdaq Stock Market (“NASDAQ”) will generally be valued on the basis of the last sale price on the primary U.S. exchange or market on which the security is listed or traded; provided, however, that securities listed on NASDAQ will be valued at the NASDAQ official closing price, which may not necessarily represent the last sale price.

Open-end investment companies are valued at their NAV as of the close of business, on the valuation date. Exchange-traded funds and closed-end investment companies are generally valued at the last quoted sale price.

U.S. Government securities are valued by independent third-party pricing services, using the last traded fill price, or at the reported bid price at the close of business on the valuation date.

Commercial paper and discount notes with a maturity of greater than 60 days at acquisition are valued at prices that reflect broker-dealer supplied valuations or are obtained from independent third-party pricing services, which may consider the trade activity, treasury spreads, yields or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Commercial paper and discount notes with a maturity of 60 days or less at acquisition are valued at amortized cost, unless the Adviser concludes that amortized cost does not represent the fair value of the applicable asset in which case it will be valued using an independent third-party pricing service.

Repurchase agreements are generally valued at amortized cost, provided such amounts approximate market value.

Futures contracts are valued on the basis of the last sale price as of 4:00 p.m. on the valuation date. In the event that the exchange for a specific futures contract closes earlier than 4:00 p.m., the futures contract is valued at the official settlement price of the exchange. However, the underlying securities from which the futures contract value is derived are monitored until 4:00 p.m. to determine if fair valuation of the underlying securities would provide a more accurate valuation of the futures contract.

Swap agreements entered into by a Fund are generally valued using an evaluated price provided by an independent third-party pricing service.

Investments for which market quotations are not readily available are fair valued as determined in good faith by the Adviser. Valuations in accordance with these methods are intended to reflect each security’s (or asset’s or liability’s) “fair value”. Each such determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. Examples of such factors may include, but are not limited to market prices; sale prices; broker quotes; and models which derive prices based on inputs such as prices of securities with comparable maturities and characteristics, or on inputs such as anticipated cash flows or collateral, spread over U.S. Treasury securities, and other information analysis. In connection with futures contracts and other derivative investments, such factors may include obtaining information as to how (a) these contracts and other derivative investments trade in the futures or other derivative markets, respectively, and (b) the securities underlying these contracts and other derivative investments trade in the cash market.

(b) U.S. Government and Agency Obligations

Certain U.S. Government and Agency Obligations are traded on a discount basis; the interest rates shown on the Funds’ Schedules of Investments reflect the effective rates paid at the time of purchase by the Funds. Other securities bear interest at the rates shown, payable at fixed dates through maturity.

(c) Futures Contracts

Upon entering into a futures contract, a Fund deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is affected. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Fund as unrealized appreciation or depreciation. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

(d) Swap Agreements

Swap agreements are marked-to-market daily and the change, if any, is recorded as unrealized appreciation or depreciation. Payments received or made as a result of an agreement or termination of an agreement are recognized as realized gains or losses.

76 | THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT

NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

(e) Foreign Taxes

The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Funds invest. These foreign taxes, if any, are paid by the Funds and reflected in their Statements of Operations as follows: foreign taxes withheld at source are presented as a reduction of income and foreign taxes on capital gains from sales of investments are included with the net realized gain (loss) on investments. Foreign taxes payable or deferred as of September 30, 2024, if any, are disclosed in the Funds’ Statements of Assets and Liabilities.

(f) Security Transactions

Security transactions are recorded on the trade date for financial reporting purposes. Realized gains and losses from securities transactions are recorded using the identified cost basis. Proceeds from lawsuits related to investment holdings are recorded as a reduction to cost if the securities are still held and as realized gains if no longer held in the respective Fund. Dividend income is recorded on the ex-dividend date, net of applicable taxes withheld by foreign countries, if any. Taxable non-cash dividends are recorded as dividend income. Interest income, including amortization of premiums and accretion of discounts, is accrued on a daily basis. Dividend income from Real Estate Investment Trusts (“REITs”) is recorded based on the income included in the distributions received from the REIT investments using published REIT classifications, including some management estimates when actual amounts are not available. Distributions received in excess of this estimated amount are recorded as a reduction of the cost of investments or reclassified to realized gains. The actual amounts of income, return of capital, and realized gains are only determined by each REIT after its fiscal year-end, and may differ from the estimated amounts.

(g) Distributions

Distributions of net investment income and net realized gains, if any, are declared and paid at least annually. Dividends are reinvested in additional shares, unless shareholders request payment in cash. Distributions are recorded on the ex-dividend date and are determined in accordance with U.S. federal income tax regulations which may differ from U.S. GAAP.

(h) Class Allocations

Interest and dividend income, most expenses, all realized gains and losses, and all unrealized appreciation and depreciation are allocated to the share classes based upon the value of the outstanding shares in each share class. Certain costs, such as distribution and service fees are charged directly to specific share classes. In addition, certain expenses have been allocated to the individual Funds in the Trust based on the respective net assets of each Fund included in the Trust.

(i) Cash

The Funds may leave cash overnight in their cash account with the custodian. Periodically, a Fund may have cash due to the custodian bank as an overdraft balance. A fee is incurred on this overdraft, calculated by multiplying the overdraft by a rate based on the federal funds rate, which was 4.83% at September 30, 2024.

(j) Indemnifications

Under the Trust’s organizational documents, the Trustees and Officers of the Trust are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, throughout the normal course of business, the Trust, on behalf of the Funds, enters into contracts that contain a variety of representations and warranties which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds and/or their affiliates that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

Note 2 – Derivatives

As part of their investment strategies, the Funds may utilize a variety of derivative instruments. These investments involve, to varying degrees, elements of market risk and risks in excess of amounts recognized on the Funds’ Statements of Assets and Liabilities. Valuation and accounting treatment of these instruments can be found under Significant Accounting Policies in Note 1 of these Notes to Financial Statements.

Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more other assets, such as securities, currencies, commodities or indices. Derivative instruments may be used for investment purposes (including to maintain cash reserves while maintaining exposure to certain other assets), for risk management (hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. Derivative instruments may also be used to seek to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. U.S. GAAP requires disclosures to enable investors to better understand how and why a Fund uses derivative instruments, how these derivative instruments are accounted for and their effects on the Fund’s financial position and results of operations.

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NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

The Funds utilized derivatives for the following purposes:

Index Exposure: the use of an instrument to obtain exposure to a listed or other type of index.

Leverage: gaining total exposure to equities or other assets on the long and short sides at greater than 100% of invested capital.

Liquidity: the ability to buy or sell exposure with little price/market impact.

If a Fund’s investment strategy consistently involves applying leverage, the value of the Fund’s shares will tend to increase or decrease more than the value of any increase or decrease in the underlying index or other asset. In addition, because an investment in derivative instruments generally requires a small investment relative to the amount of investment exposure assumed, an opportunity for increased net income is created; but, at the same time, leverage risk will increase. A Fund’s use of leverage, through borrowings or instruments such as derivatives, may cause an investment in the Fund to be more volatile and riskier than if the Fund had not been leveraged.

Futures Contracts

A futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities or other instruments at a set price for delivery at a future date. There are significant risks associated with a Fund’s use of futures contracts, including (i) there may be an imperfect or no correlation between the changes in market value of the underlying asset and the prices of futures contracts; (ii) there may not be a liquid secondary market for a futures contract; (iii) trading restrictions or limitations may be imposed by an exchange; and (iv) government regulations may restrict trading in futures contracts. When investing in futures, there is minimal counterparty credit risk to a Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default. Cash deposits are shown as segregated cash with broker on the Funds’ Statements of Assets and Liabilities; securities held as collateral are noted on the Funds’ Schedules of Investments.

The following table represents the Funds’ use and volume of futures on a monthly basis:

		Average Notional Amount
Fund	Use	Long	Short
S&P 500® 2x Strategy Fund	Index exposure, Leverage, Liquidity	$68,903,829	$—
Inverse S&P 500® 2x Strategy Fund	Index exposure, Leverage, Liquidity	—	3,553,760
NASDAQ-100® 2x Strategy Fund	Index exposure, Leverage, Liquidity	292,744,882	—
Inverse NASDAQ-100® 2x Strategy Fund	Index exposure, Leverage, Liquidity	—	27,989,804
Dow 2x Strategy Fund	Index exposure, Leverage, Liquidity	14,697,433	—
Inverse Dow 2x Strategy Fund	Index exposure, Leverage, Liquidity	—	908,901
Russell 2000® 2x Strategy Fund	Index exposure, Leverage, Liquidity	15,541,036	—
Inverse Russell 2000® 2x Strategy Fund	Index exposure, Leverage, Liquidity	—	947,879

Swap Agreements

A swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to changes in specified prices or rates for a specified amount of an underlying asset. When utilizing over-the-counter (“OTC”) swaps, a Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty or if the underlying asset declines in value. Certain standardized swaps are subject to mandatory central clearing and are executed on a multi-lateral or other trade facility platform, such as a registered exchange. There is limited counterparty credit risk with respect to centrally-cleared swaps as the transaction is facilitated through a central clearinghouse, much like exchange-traded futures contracts. For a Fund utilizing centrally-cleared swaps, the exchange bears the risk of loss resulting from a counterparty not being able to pay. There is no guarantee that a Fund or an underlying fund could eliminate its exposure under an outstanding swap agreement by entering into an offsetting swap agreement with the same or another party.

Total return swaps involve commitments where single or multiple cash flows are exchanged based on the price of an underlying reference asset (such as an index) for a fixed or variable interest rate. Total return swaps will usually be computed based on the current value of the reference asset as of the close of regular trading on the NYSE or other exchange, with the swap value being adjusted to include dividends accrued,

78 | THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT

NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

financing charges and/or interest associated with the swap agreement. When utilizing total return swaps, a Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty or if the underlying reference asset declines in value.

The following table represents the Funds’ use and volume of total return swaps on a monthly basis:

		Average Notional Amount
Fund	Use	Long	Short
S&P 500® 2x Strategy Fund	Index exposure, Leverage, Liquidity	$170,904,046	$—
Inverse S&P 500® 2x Strategy Fund	Index exposure, Leverage, Liquidity	—	23,727,232
NASDAQ-100® 2x Strategy Fund	Index exposure, Leverage, Liquidity	931,881,050	—
Inverse NASDAQ-100® 2x Strategy Fund	Index exposure, Leverage, Liquidity	—	31,655,456
Dow 2x Strategy Fund	Index exposure, Leverage, Liquidity	33,304,720	—
Inverse Dow 2x Strategy Fund	Index exposure, Leverage, Liquidity	—	7,255,122
Russell 2000® 2x Strategy Fund	Index exposure, Leverage, Liquidity	76,851,201	—
Inverse Russell 2000® 2x Strategy Fund	Index exposure, Leverage, Liquidity	—	8,577,772

Derivative Investment Holdings Categorized by Risk Exposure

The following is a summary of the location of derivative investments on the Funds’ Statements of Assets and Liabilities as of September 30, 2024:

Derivative Investment Type	Asset Derivatives	Liability Derivatives
Equity futures contracts	Variation margin on futures contracts	Variation margin on futures contracts
Equity swap agreements	Unrealized appreciation on OTC swap agreements	Unrealized depreciation on OTC swap agreements

The following tables set forth the fair value of the Funds’ derivative investments categorized by primary risk exposure at September 30, 2024:

Asset Derivative Investments Value
Fund	Futures Equity Risk*	Swaps Equity Risk	Total Value at September 30, 2024
S&P 500® 2x Strategy Fund	$881,875	$1,240,652	$2,122,527
NASDAQ-100® 2x Strategy Fund	6,597,945	4,514,602	11,112,547
Inverse NASDAQ-100® 2x Strategy Fund	—	5,303	5,303
Dow 2x Strategy Fund	91,149	172,490	263,639
Inverse Dow 2x Strategy Fund	7,156	11,790	18,946
Russell 2000® 2x Strategy Fund	231,269	874,284	1,105,553
Inverse Russell 2000® 2x Strategy Fund	5,894	11,137	17,031

Liability Derivative Investments Value
Fund	Futures Equity Risk*	Swaps Equity Risk	Total Value at September 30, 2024
Inverse S&P 500® 2x Strategy Fund	$44,092	$108,371	$152,463
Inverse NASDAQ-100® 2x Strategy Fund	54,691	68,697	123,388
Inverse Dow 2x Strategy Fund	—	8,500	8,500
Inverse Russell 2000® 2x Strategy Fund	—	64,648	64,648

*

Includes cumulative appreciation (depreciation) of futures contracts as reported on the Funds’ Schedules of Investments. Variation margin is reported within the Funds’ Statements of Assets and Liabilities.

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NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

The following is a summary of the location of derivative investments on the Funds’ Statements of Operations for the period ended September 30, 2024:

Derivative Investment Type	Location of Gain (Loss) on Derivatives
Equity futures contracts	Net realized gain (loss) on futures contracts
Net change in unrealized appreciation (depreciation) on futures contracts
Equity swap agreements	Net realized gain (loss) on swap agreements
Net change in unrealized appreciation (depreciation) on swap agreements

The following is a summary of the Funds’ realized gain (loss) and change in unrealized appreciation (depreciation) on derivative investments recognized on the Funds’ Statements of Operations categorized by primary risk exposure for the period ended September 30, 2024:

Realized Gain (Loss) on Derivative Investments Recognized on the Statements of Operations
Fund	Futures Equity Risk	Swaps Equity Risk	Total
S&P 500® 2x Strategy Fund	$3,616,002	$11,814,091	$15,430,093
Inverse S&P 500® 2x Strategy Fund	(587,149)	(3,852,278)	(4,439,427)
NASDAQ-100® 2x Strategy Fund	6,042,921	31,659,768	37,702,689
Inverse NASDAQ-100® 2x Strategy Fund	(11,277,804)	(14,609,107)	(25,886,911)
Dow 2x Strategy Fund	930,544	(298,948)	631,596
Inverse Dow 2x Strategy Fund	(146,274)	(491,022)	(637,296)
Russell 2000® 2x Strategy Fund	289,584	1,233,108	1,522,692
Inverse Russell 2000® 2x Strategy Fund	(110,233)	(571,053)	(681,286)

Change in Unrealized Appreciation (Depreciation) on Derivative Investments Recognized on the Statements of Operations
Fund	Futures Equity Risk	Swaps Equity Risk	Total
S&P 500® 2x Strategy Fund	$(383,040)	$(84,577)	$(467,617)
Inverse S&P 500® 2x Strategy Fund	(42,478)	(38,909)	(81,387)
NASDAQ-100® 2x Strategy Fund	4,596,058	(2,970,697)	1,625,361
Inverse NASDAQ-100® 2x Strategy Fund	(29,947)	(88,209)	(118,156)
Dow 2x Strategy Fund	68,108	(426,332)	(358,224)
Inverse Dow 2x Strategy Fund	23,110	88,575	111,685
Russell 2000® 2x Strategy Fund	84,362	(2,250,980)	(2,166,618)
Inverse Russell 2000® 2x Strategy Fund	7,526	222,201	229,727

In conjunction with the use of derivative instruments, the Funds are required to maintain collateral in various forms. Depending on the financial instrument utilized and the broker involved, the Funds use margin deposits at the broker, cash and/or securities segregated at the custodian bank, discount notes or repurchase agreements allocated to the Funds as collateral.

The Trust has established counterparty credit guidelines and enters into transactions only with financial institutions rated/identified as investment grade or better. The Trust monitors the counterparty credit risk associated with each such financial institution.

Note 3 – Offsetting

In the normal course of business, the Funds enter into transactions subject to enforceable master netting arrangements or other similar arrangements. Generally, the right to offset in those agreements allows the Funds to counteract the exposure to a specific counterparty with collateral received from or delivered to that counterparty based on the terms of the arrangements. These arrangements provide for the right to liquidate upon the occurrence of an event of default, credit event upon merger or additional termination event.

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NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

In order to better define their contractual rights and to secure rights that will help the Funds mitigate their counterparty risk, the Funds may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with their derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between a fund and a counterparty that governs OTC derivatives, including foreign exchange contracts, and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of a default (close-out netting) or similar event, including the bankruptcy or insolvency of the counterparty.

For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Funds and the counterparty. For financial reporting purposes, cash collateral that has been pledged to cover obligations of the Funds and cash collateral received from the counterparty, if any, are reported separately on the Funds’ Statements of Assets and Liabilities as segregated cash with broker/receivable for variation margin, or payable for swap settlement/variation margin. Cash and/or securities pledged or received as collateral by the Funds in connection with an OTC derivative subject to an ISDA Master Agreement generally may not be invested, sold or rehypothecated by the counterparty or the Funds, as applicable, absent an event of default under such agreement, in which case such collateral generally may be applied towards obligations due to and payable by such counterparty or the Funds, as applicable. Generally, the amount of collateral due from or to a counterparty must exceed a minimum transfer amount threshold (e.g., $300,000) before a transfer is required to be made. To the extent amounts due to the Funds from their counterparties are not fully collateralized, contractually or otherwise, the Funds bear the risk of loss from counterparty nonperformance. The Funds attempt to mitigate counterparty risk by only entering into agreements with counterparties that they believe to be of good standing and by monitoring the financial stability of those counterparties.

For financial reporting purposes, the Funds do not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Funds’ Statements of Assets and Liabilities.

The following tables present derivative financial instruments and secured financing transactions that are subject to enforceable netting arrangements:

					Gross Amounts Not Offset in the Statements of Assets and Liabilities
Fund	Instrument	Gross Amounts of Recognized Assets[1]	Gross Amounts Offset in the Statements of Assets and Liabilities	Net Amount of Assets Presented on the Statements of Assets and Liabilities	Financial Instruments	Cash Collateral Received	Net Amount
S&P 500® 2x Strategy Fund	Swap equity agreements	$1,240,652	$—	$1,240,652	$—	$(450,000)	$790,652
NASDAQ-100® 2x Strategy Fund	Swap equity agreements	4,514,602	—	4,514,602	—	(1,470,000)	3,044,602
Inverse NASDAQ-100® 2x Strategy Fund	Swap equity agreements	5,303	—	5,303	—	—	5,303
Dow 2x Strategy Fund	Swap equity agreements	172,490	—	172,490	—	—	172,490
Inverse Dow 2x Strategy Fund	Swap equity agreements	11,790	—	11,790	—	—	11,790
Russell 2000® 2x Strategy Fund	Swap equity agreements	874,284	—	874,284	—	(550,000)	324,284
Inverse Russell 2000® 2x Strategy Fund	Swap equity agreements	11,137	—	11,137	—	—	11,137

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NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

					Gross Amounts Not Offset in the Statements of Assets and Liabilities
Fund	Instrument	Gross Amounts of Recognized Liabilities[1]	Gross Amounts Offset in the Statements of Assets and Liabilities	Net Amounts of Liabilities Presented on the Statements of Assets and Liabilities	Financial Instruments	Cash Collateral Pledged	Net Amount
Inverse S&P 500® 2x Strategy Fund	Swap equity agreements	$108,371	$—	$108,371	$(108,371)	$—	$—
Inverse NASDAQ-100® 2x Strategy Fund	Swap equity agreements	68,697	—	68,697	(68,697)	—	—
Inverse Dow 2x Strategy Fund	Swap equity agreements	8,500	—	8,500	(8,500)	—	—
Inverse Russell 2000® 2x Strategy Fund	Swap equity agreements	64,648	—	64,648	(64,648)	—	—

[1]	Exchange-traded or centrally-cleared derivatives are excluded from these reported amounts.

The Funds have the right to offset deposits against any related derivative liabilities outstanding with each counterparty with the exception of exchange-traded or centrally-cleared derivatives. The following table presents deposits held by others in connection with derivative investments as of September 30, 2024.

Fund	Counterparty	Asset Type	Cash Pledged	Cash Received
S&P 500® 2x Strategy Fund	Barclays Bank plc	Total return swap agreements	$32,636	$—
	BNP Paribas	Total return swap agreements	—	110,000
	Goldman Sachs International	Total return swap agreements	—	340,000
S&P 500® 2x Strategy Fund Total			32,636	450,000
Inverse S&P 500® 2x Strategy Fund	Goldman Sachs International	Futures contracts	137,209	—
NASDAQ-100® 2x Strategy Fund	Barclays Bank plc	Total return swap agreements	—	150,000
	BNP Paribas	Total return swap agreements	—	80,000
	Goldman Sachs International	Total return swap agreements	—	1,240,000
NASDAQ-100® 2x Strategy Fund Total			—	1,470,000
Inverse NASDAQ-100® 2x Strategy Fund	Goldman Sachs International	Futures contracts	109,800	—
Inverse Dow 2x Strategy Fund	Goldman Sachs International	Futures contracts	53,919	—
Russell 2000® 2x Strategy Fund	Goldman Sachs International	Total return swap agreements	—	550,000
Inverse Russell 2000® 2x Strategy Fund	Goldman Sachs International	Futures contracts	47,532	—

Note 4 – Fair Value Measurement

In accordance with U.S. GAAP, fair value is defined as the price that the Funds would receive to sell an investment or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a three-tier fair value hierarchy based on the types of inputs used to value assets and liabilities and requires corresponding disclosure. The hierarchy and the corresponding inputs are summarized below:

Level 1 —	unadjusted quoted prices in active markets for identical assets or liabilities.

Level 2 —	significant other observable inputs (for example quoted prices for securities that are similar based on characteristics such as interest rates, prepayment speeds, credit risk, etc.).

Level 3 —	significant unobservable inputs based on the best information available under the circumstances, to the extent observable inputs are not available, which may include assumptions.

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NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

Rule 2a-5 sets forth a definition of “readily available market quotations,” which is consistent with the definition of a Level 1 input under U.S. GAAP. Rule 2a-5 provides that “a market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that the fund can access at the measurement date, provided that a quotation will not be readily available if it is not reliable.”

Securities for which market quotations are not readily available must be valued at fair value as determined in good faith. Accordingly, any security priced using inputs other than Level 1 inputs will be subject to fair value requirements. The types of inputs available depend on a variety of factors, such as the type of security and the characteristics of the markets in which it trades, if any. Fair valuation determinations that rely on fewer or no observable inputs require greater judgment. Accordingly, fair value determinations for Level 3 securities require the greatest amount of judgment.

The inputs or methodologies selected and applied for valuing securities or other assets are not necessarily an indication of the risk associated with investing in those securities. The suitability, appropriateness and accuracy of the techniques, methodologies and sources employed to determine fair valuation are periodically reviewed and subject to change.

Note 5 – Investment Advisory Agreement and Other Agreements

Under the terms of an investment advisory contract, the Funds pay GI investment advisory fees on a monthly basis calculated daily at the annualized rates below, based on the average daily net assets of the Funds:

Fund	Management Fees (as a % of Net Assets)
S&P 500® 2x Strategy Fund	0.90%
Inverse S&P 500® 2x Strategy Fund	0.90%
NASDAQ-100® 2x Strategy Fund	0.90%
Inverse NASDAQ-100® 2x Strategy Fund	0.90%
Dow 2x Strategy Fund	0.90%
Inverse Dow 2x Strategy Fund	0.90%
Russell 2000® 2x Strategy Fund	0.90%
Inverse Russell 2000® 2x Strategy Fund	0.90%

When the aggregate assets of each series of the Trust and each series of Rydex Series Funds (excluding the Managed Futures Strategy Fund and Multi-Hedge Strategies Fund) equal or exceed $10 billion, the advisory fee rate paid by each individual Fund (excluding the Managed Futures Strategy Fund and Multi-Hedge Strategies Fund) will be reduced in accordance with the asset level and breakpoint schedule set forth below.

Fund Assets Under Management	Fund Asset-Based Breakpoint Reductions
$500 million - $1 billion	0.025%
> $1 billion - $2 billion	0.050%
> $2 billion	0.075%

GI pays operating expenses on behalf of the Trust, such as audit and accounting related services, legal services, custody, printing and mailing, among others, on a pass-through basis. Such expenses are allocated to various Funds within the complex based on relative net assets.

The Board has adopted separate Distribution Plans applicable to Class A shares and Class H shares for which GFD and other firms that provide distribution and/or shareholder services (“Service Providers”) may receive compensation. If a Service Provider provides distribution services, the Funds will pay distribution fees to GFD at an annual rate not to exceed 0.25% of average daily net assets, pursuant to Rule 12b-1 of the 1940 Act. GFD, in turn, will pay the Service Providers out of its fees. GFD may, at its discretion, retain a portion of such payments to compensate itself for distribution services it performs.

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NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

The Board has adopted a separate Distribution and Shareholder Services Plan applicable to Class C shares that allows the Funds to pay annual distribution and service fees of 1.00% of the Funds’ Class C shares average daily net assets. The annual 0.25% service fee compensates a shareholder’s financial adviser for providing ongoing services to the shareholder. The annual distribution fee of 0.75% reimburses GFD for paying the shareholder’s financial adviser an ongoing sales commission. GFD advances the first year’s service and distribution fees to the financial adviser. GFD retains the service and distribution fees on accounts with no authorized dealer of record.

For the period ended September 30, 2024, GFD retained sales charges of $21,386 relating to sales of Class A shares of the Trust.

Effective August 1, 2022, GI has contractually agreed to waive and/or reimburse expenses for the NASDAQ-100 2x Strategy Fund in an amount equal to an annual percentage rate of 0.05% of the Fund’s average daily net assets in excess of $500,000,000. This agreement will automatically renew for additional one-year terms, unless GI provides written notice to the Fund of the termination at least thirty days prior to the end of the then-current term. This agreement may be terminated at any time by the Fund’s Board upon sixty days’ written notice to the Adviser. In addition, the agreement will terminate automatically if the Advisory Agreement, with respect to a Fund, is terminated, with such termination effective upon the effective date of the termination of the Advisory Agreement.

Additionally, effective August 1, 2022, GI has contractually agreed to waive and/or reimburse expenses for S&P 500 2x Strategy Fund, Inverse S&P 500 2x Strategy Fund, NASDAQ-100 2x Strategy Fund, Inverse NASDAQ-100 2x Strategy Fund, Dow 2x Strategy Fund, Inverse Dow 2x Strategy Fund, Russell 2000 2x Strategy Fund and Inverse Russell 2000 2x Strategy Fund in an amount equal to an annual percentage rate of 0.05% of each Fund’s average daily net assets (in addition to any other contractual waiver and/or reimbursement arrangements). This agreement shall automatically renew for one-year terms, unless GI provides written notice to the Fund of the termination at least thirty days prior to the end of the then-current term. This agreement may be terminated at any time by the Fund’s Board upon sixty days’ written notice to the Adviser. In addition, the agreement will terminate automatically if the Advisory Agreement, with respect to a Fund, is terminated, with such termination effective upon the effective date of the termination of the Advisory Agreement.

Further, effective August 1, 2023, GI has contractually agreed to waive and/or reimburse expenses for S&P 500 2x Strategy Fund, Inverse S&P 500 2x Strategy Fund, Nasdaq-100 2x Strategy Fund, Inverse Nasdaq-100 2x Strategy Fund, Dow 2x Strategy Fund, Inverse Dow 2x Strategy Fund, Russell 2000 2x Strategy Fund and Inverse Russell 2000 2x Strategy Fund in an amount equal to an annual percentage rate of 0.05% of each Fund’s average daily net assets (in addition to any other contractual waiver and/or reimbursement arrangements). This agreement shall automatically renew for one-year terms, unless GI provides written notice to the Fund of the termination at least thirty days prior to the end of the then-current term. This agreement may be terminated at any time by the Fund’s Board upon sixty days’ written notice to the Adviser. In addition, the agreement will terminate automatically if the Advisory Agreement, with respect to a Fund, is terminated, with such termination effective upon the effective date of the termination of the Advisory Agreement.

Certain trustees and officers of the Trust are also officers of GI and/or GFD. The Trust does not compensate its officers or trustees who are officers, directors and/or employees of GI or GFD.

MUFG Investor Services (US), LLC (“MUIS”) acts as the Funds’ administrator, transfer agent and accounting agent. As administrator, transfer agent and accounting agent, MUIS maintains the books and records of the Funds’ securities and cash. U.S. Bank, N.A. (“U.S. Bank”) acts as the Funds’ custodian. As custodian, U.S. Bank is responsible for the custody of the Funds’ assets. For providing the aforementioned services, MUIS and U.S. Bank are entitled to receive a monthly fee equal to an annual percentage of each Fund’s average daily net assets and out of pocket expenses.

Note 6 – Repurchase Agreements

The Funds transfer uninvested cash balances into a single joint account, the daily aggregate balance of which is invested in one or more repurchase agreements collateralized by obligations of the U.S. Treasury and U.S. government agencies. The joint account includes other funds in the Guggenheim complex not covered in this report. The collateral is in the possession of the Funds’ custodian and is evaluated to ensure that its market value exceeds, at a minimum, 102% of the original face amount of the repurchase agreements. Each Fund holds a pro rata share of the collateral based on the dollar amount of the repurchase agreement entered into by each Fund.

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NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

At September 30, 2024, the repurchase agreements in the joint account were as follows:

Counterparty and Terms of Agreement	Face Value	Repurchase Price	Collateral	Par Value	Fair Value
J.P. Morgan Securities LLC			U.S. Treasury Strip
4.86%			0.00%
Due 10/01/24	$55,297,764	$55,305,229	Due 05/15/25	$57,848,486	$56,403,720

BofA Securities, Inc.			U.S. Treasury Inflation Indexed Bond
4.85%			0.13%
Due 10/01/24	45,673,382	45,679,535	Due 07/15/30	50,037,292	46,586,935

In the event of counterparty default, the Funds have the right to collect the collateral to offset losses incurred. There is potential loss to the Funds in the event the Funds are delayed or prevented from exercising their rights to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period while the Funds seek to assert their rights. GI, acting under the supervision of the Board, reviews the value of the collateral and the creditworthiness of those banks and dealers with which the Funds enter into repurchase agreements to evaluate potential risks.

Note 7 – Portfolio Securities Loaned

The Funds may lend their securities to approved brokers to earn additional income. Securities lending income shown on the Funds’ Statements of Operations is shown net of rebates paid to the borrowers and earnings on cash collateral investments shared with the lending agent. Within this arrangement, the Funds act as the lender, U.S. Bank acts as the lending agent, and other approved registered broker dealers act as the borrowers. The Funds receive cash collateral, valued at 102% of the value of the securities on loan. Under the terms of the Funds’ securities lending agreement with U.S. Bank, cash collateral and proceeds are invested in the First American Government Obligations Fund — Class X. The Funds bear the risk of loss on cash collateral investments. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities, as determined at the close of fund business each day; any additional collateral required due to changes in security values is delivered to the Funds the next business day. Although the collateral mitigates the risk, the Funds could experience a delay in recovering their securities and a possible loss of income or value if the borrower fails to return the securities. The Funds have the right under the securities lending agreement to recover the securities from the borrower on demand. Securities lending transactions are accounted for as secured borrowings. The remaining contractual maturity of the securities lending agreement is overnight and continuous.

At September 30, 2024, the following Funds participated in securities lending transactions, which are subject to enforceable netting arrangements, as follows:

	Gross Amounts Not Offset in the Statements of Assets and Liabilities			Securities Lending Collateral
Fund	Value of Securities Loaned	Collateral Received(a)	Net Amount	Cash Collateral Invested	Cash Collateral Uninvested	Total Collateral
S&P 500® 2x Strategy Fund	$13,923	$(13,923)	$—	$14,749	$—	$14,749
NASDAQ-100® 2x Strategy Fund	771,682	(771,682)	—	801,306	—	801,306
Russell 2000® 2x Strategy Fund	602,722	(602,722)	—	631,386	—	631,386

(a)	Actual collateral received by the Fund is generally greater than the amount shown due to overcollateralization.

In the event of counterparty default, the Funds have the right to collect the collateral to offset losses incurred. There is potential loss to the Funds in the event the Funds are delayed or prevented from exercising their rights to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period while the Funds seek to assert their rights. GI, acting under the supervision of the Board, reviews the value of the collateral and the creditworthiness of those banks and dealers to evaluate potential risks.

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NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

Note 8 – Federal Income Tax Information

The Funds intend to comply with the provisions of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), applicable to regulated investment companies and will distribute substantially all taxable net investment income and capital gains sufficient to relieve the Funds from all, or substantially all, federal income, excise and state income taxes. Therefore, no provision for federal or state income tax or federal excise tax is required.

Tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns are evaluated to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold would be recorded as a tax benefit or expense in the current year. Management has analyzed the Funds’ tax positions taken, or to be taken, on U.S. federal income tax returns for all open tax years, and has concluded that no provision for income tax is required in the Funds’ financial statements. The Funds’ U.S. federal income tax returns are subject to examination by the Internal Revenue Service for a period of three years after they are filed.

If a Fund makes a distribution to its shareholders in excess of its current and accumulated “earnings and profits” in any taxable year, the excess distribution will be treated as a return of capital to the extent of each shareholder’s basis (for tax purposes) in its shares, and any distribution in excess of basis will be treated as capital gain. A return of capital is not taxable, but it reduces the shareholder’s basis in its shares, which reduces the loss (or increases the gain) on a subsequent taxable disposition by such shareholder of the shares.

At September 30, 2024, the cost of investments for U.S. federal income tax purposes, the aggregate gross unrealized appreciation for all investments for which there was an excess of value over tax cost and the aggregate gross unrealized depreciation for all investments for which there was an excess of tax cost over value, were as follows:

Fund	Tax Cost	Tax Unrealized Appreciation	Tax Unrealized Depreciation	Net Tax Unrealized Appreciation (Depreciation)
S&P 500® 2x Strategy Fund	$174,529,481	$33,638,523	$(8,532)	$33,629,991
Inverse S&P 500® 2x Strategy Fund	13,482,656	562	(152,463)	(151,901)
NASDAQ-100® 2x Strategy Fund	829,868,495	307,767,065	(1,909,124)	305,857,941
Inverse NASDAQ-100® 2x Strategy Fund	11,721,585	6,641	(123,390)	(116,749)
Dow 2x Strategy Fund	29,668,509	11,598,140	–	11,598,140
Inverse Dow 2x Strategy Fund	3,512,916	19,137	(8,500)	10,637
Russell 2000® 2x Strategy Fund	55,143,926	4,560,988	(1,971,394)	2,589,594
Inverse Russell 2000® 2x Strategy Fund	4,634,679	17,337	(64,648)	(47,311)

Note 9 – Securities Transactions

For the period ended September 30, 2024, the cost of purchases and proceeds from sales of investment securities, excluding government securities, short-term investments and derivatives, were as follows:

Fund	Purchases	Sales
S&P 500® 2x Strategy Fund	$1,297,417,330	$1,317,011,222
Inverse S&P 500® 2x Strategy Fund	—	—
NASDAQ-100® 2x Strategy Fund	1,175,379,791	1,175,500,176
Inverse NASDAQ-100® 2x Strategy Fund	—	—
Dow 2x Strategy Fund	150,003,696	162,534,598
Inverse Dow 2x Strategy Fund	—	—
Russell 2000® 2x Strategy Fund	13,481,589	2,431,813
Inverse Russell 2000® 2x Strategy Fund	—	—

The Funds are permitted to purchase or sell securities from or to certain affiliated funds under specified conditions outlined in procedures adopted by the Board. The procedures have been designed to ensure that any purchase or sale of securities by a Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common

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NOTES TO FINANCIAL STATEMENTS (Unaudited)(concluded)

trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under these procedures, each transaction is effected at the current market price. For the period ended September 30, 2024, the Funds engaged in purchases and sales of securities pursuant to Rule 17a-7 of the 1940 Act, as follows:

Fund	Purchases	Sales	Realized Gain (Loss)
S&P 500® 2x Strategy Fund	$252,195,809	$209,031,573	$1,042,211
Inverse S&P 500® 2x Strategy Fund	—	—	—
NASDAQ-100® 2x Strategy Fund	306,741,388	227,717,542	(4,366,060)
Inverse NASDAQ-100® 2x Strategy Fund	—	—	—
Dow 2x Strategy Fund	11,598,004	9,204,364	(57,002)
Inverse Dow 2x Strategy Fund	—	—	—
Russell 2000® 2x Strategy Fund	11,164,307	—	—
Inverse Russell 2000® 2x Strategy Fund	—	—	—

Note 10 – Line of Credit

The Trust, along with other affiliated trusts, secured an uncommitted $200,000,000 line of credit from U.S. Bank, N.A. On June 3, 2024, the line of credit agreement was renewed and on November 18, 2024, a new line of credit agreement was entered into which expires on November 17, 2025. This line of credit is reserved for emergency or temporary purposes. Borrowings, if any, under this arrangement bear interest equal to the Prime Rate, minus 2%, which shall be paid monthly, averaging 6.48% for the period ended September 30, 2024. The Funds did not have any borrowings outstanding under this agreement at September 30, 2024.

The average daily balances borrowed for the period ended September 30, 2024, were as follows:

Fund	Average Daily Balance
S&P 500® 2x Strategy Fund	$2,008
NASDAQ-100® 2x Strategy Fund	24,159
Inverse NASDAQ-100® 2x Strategy Fund	1,493

Note 11 – Market Risks

The value of, or income generated by, the investments held by the Funds are subject to the possibility of rapid and unpredictable fluctuation, and loss that may result from various factors. These factors include, among others, developments affecting individual companies, or issuers or particular industries, or from broader influences, including real or perceived changes in prevailing interest rates (which may change at any time based on changes in monetary policies and various market and other economic conditions), changes in inflation rates or expectations about inflation rates, adverse investor confidence or sentiment, changing economic, political (including geopolitical), social or financial market conditions, increased instability or general uncertainty, extreme weather, natural/environmental or man made disasters, governmental actions, public health emergencies (such as the spread of infectious diseases, pandemics and epidemics), debt crises, actual or threatened wars or other armed conflicts (such as the escalated conflict in the Middle East and the ongoing Russia-Ukraine conflict and its collateral economic and other effects, including, but not limited to, sanctions and other international trade barriers) or ratings downgrades, and other similar events, each of which may be temporary or last for extended periods. Different sectors, industries and security types may react differently to such developments. Moreover, changing economic, political, geopolitical, social, financial market or other conditions in one country, geographic region or industry could adversely affect the value, yield and return of the investments held by the Funds in a different country, geographic region, economy, industry or market because of the increasingly interconnected global economies and financial markets. The duration and extent of the foregoing types of factors or conditions are highly uncertain and difficult to predict and have in the past, and may in the future, cause volatility and distress in economies and financial markets or other adverse circumstances, which may negatively affect the value of the Funds’ investments and performance of the Funds.

Note 12 – Subsequent Events

The Funds evaluated subsequent events through the date the financial statements are issued and determined there were no material events that would require adjustment to or disclosure in the Funds’ financial statements.

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OTHER INFORMATION (Unaudited)

A Brief Note on The Compounding of Returns

The Funds described in this report are benchmarked daily to leveraged and/or inverse leveraged versions of published indices. To properly evaluate the performance of these funds, it is essential to understand the effect of mathematical compounding on their respective returns.

Because of the nonlinear effects of leverage applied over time, it is possible for a fund to perform in-line with its benchmark for several individual periods in a row, yet seem to trail the benchmark over the entire period on a cumulative basis. It is also possible that a fund that performs in-line with its benchmark on a daily basis may seem to outperform its benchmark over longer periods.

An Example of Compounding

For example, consider a hypothetical fund that is designed to produce returns that correspond to 150% of an index. On the first day of a period, the index rises from a level of 100 to a level of 106, producing a 6.0% gain and an expectation that the fund will rise by 9.0%. On the same day, the fund’s net asset value per share (“NAV”) increases from $10.00 to $10.90 for a gain of 9.0% — in line with its benchmark.

On day two, assume the index falls from 106 to 99 for a loss of about 6.6%. The fund, as expected, falls 9.9% to a price of $9.82. On each day, the fund performed exactly in line with its benchmark, but for the two-day period, the fund was down 1.8%, while the index was down only 1.0%. Without taking into account the daily compounding of returns, one would expect the fund to lose 1.5% and would see the fund as trailing by 0.3% when in fact it had performed perfectly. This example is summarized in the table below.

	Index Level	Index Performance	Fund Expectation	Fund NAV	Fund Performance	Assessment
Start	100			$10.00
Day 1	106	6.0%	9.0%	$10.90	9.0%	In line
Day 2	99	-6.6%	-9.9%	$9.82	-9.9%	In line
Cumulative		-1.0%	-1.5%		-1.8%	-0.3%

As illustrated by this simple example, the effect of leverage can make it difficult to form expectations or judgments about fund performance given only the returns of the unleveraged index.

Because certain funds seek to track the performance of their benchmark on a daily basis, mathematical compounding, especially with respect to those funds that use leverage as part of their investment strategy, may prevent a fund from correlating with the monthly, quarterly, annual or other period performance of its benchmark. Due to the compounding of daily returns, leveraged and inverse funds’ returns over periods other than one day will likely differ in amount and possibly direction from the benchmark return for the same period. Investors should monitor their leveraged and inverse funds’ holdings to ensure that they are consistent with their strategies, as frequently as daily. For those funds that consistently apply leverage, the value of the fund’s shares will tend to increase or decrease more than the value of any increase or decrease in its benchmark index. For more information on correlation, leverage and other risks, please read the prospectus.

In general, any change in direction in an index will produce compounding that seems to work against an investor. Were the index to move in the same direction (either up or down) for two or more periods in a row, the compounding of those returns would work in an investor’s favor, causing the fund to seemingly beat its benchmark.

As a general rule of thumb, more leverage in a fund will magnify the compounding effect, while less leverage will generally produce results that are more in line with expectations. In addition, periods of high volatility in an underlying index will also cause the effects of compounding to be more pronounced, while lower volatility will produce a more muted effect.

Sector Classification

Information in the Schedule of Investments is categorized by sectors using sector-level Classifications defined by the Bloomberg Industry Classification System, a widely recognized industry classification system provider. Each Fund’s registration statement has investment policies relating to concentration in specific sectors/industries. For purposes of these investment policies, the Funds usually classify sectors/industries based on industry-level Classifications used by widely recognized industry classification system providers such as Bloomberg Industry Classification System, Global Industry Classification Standards and Barclays Global Classification Scheme.

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OTHER INFORMATION (Unaudited)(concluded)

Quarterly Portfolio Schedules Information

The Trust files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Funds’ Form N-PORT is available on the SEC’s website at https://www.sec.gov. The Funds’ complete schedules of securities holdings as of the end of each fiscal quarter will be made available to the public on the SEC’s website at www.sec.gov and on our website at www.guggenheiminvestments.com, and will be made available, upon request and without charge, by calling 800.820.0888.

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ITEM 8: CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES

Note: This is not applicable for any fund included in this document.

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ITEM 9: PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES

Note: This is not applicable for any fund included in this document.

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ITEM 10: RENUMERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES

The remuneration paid to directors, officers, and others, if applicable, are included as part of the financial statements included under Item 7 of this Form.

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ITEM 11: STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT

Report of the Rydex Dynamic Funds Board of Trustees

The Board of Trustees of Rydex Dynamic Funds (the “Trust”), including the Independent Trustees, approved the renewal of the investment management agreement (the “Advisory Agreement”) with Security Investors, LLC (“Security Investors” or the “Adviser”) on behalf of the series of the Trust listed below (each a “Fund” and collectively, the “Funds”):

●	Dow 2x Strategy Fund	●	Inverse Dow 2x Strategy Fund
●	Inverse NASDAQ-100 2x Strategy Fund	●	Inverse Russell 2000 2x Strategy Fund
●	Inverse S&P 500 2x Strategy Fund	●	NASDAQ-100 2x Strategy Fund
●	Russell 2000 2x Strategy Fund	●	S&P 500 2x Strategy Fund

Security Investors is an indirect subsidiary of Guggenheim Partners, LLC, a privately-held, global investment and advisory firm (“Guggenheim Partners”). Guggenheim Partners, Security Investors and their affiliates may be referred to herein collectively as “Guggenheim.” “Guggenheim Investments” refers to the global asset management and investment advisory division of Guggenheim Partners and includes Security Investors, Guggenheim Partners Investment Management, LLC, Guggenheim Funds Investment Advisors, LLC and other affiliated investment management businesses of Guggenheim Partners.

At meetings held in person on April 16, 2024 (the “April Meeting”) and on May 20-21, 2024 (the “May Meeting”), the Contracts Review Committee of the Board (the “Committee”), consisting solely of the Independent Trustees, met separately from Guggenheim to consider the proposed renewal of the Advisory Agreement. As part of its review process, the Committee was represented by independent legal counsel to the Independent Trustees (“Independent Legal Counsel”), from whom the Independent Trustees received separate legal advice and with whom they met separately. Independent Legal Counsel reviewed and discussed with the Committee various key aspects of the Trustees’ legal responsibilities relating to the proposed renewal of the Advisory Agreement and other principal contracts. The Committee took into account various materials received from Guggenheim and Independent Legal Counsel. The Committee also considered the variety of written materials, reports and oral presentations the Board received throughout the year regarding performance and operating results of the Funds, and other information relevant to its evaluation of the Advisory Agreement.

In connection with the contract review process, FUSE Research Network LLC (“FUSE”), an independent, third-party research provider, was engaged to prepare advisory contract renewal reports designed specifically to help the Board fulfill its advisory contract renewal responsibilities. The objective of the FUSE reports is to present the subject fund’s relative position regarding fees, expenses and total return performance, with peer group comparisons. The Committee assessed the data provided in the FUSE reports as well as commentary presented by Guggenheim, including, among other things, a summary of notable distinctions between the Funds and the applicable peer group identified in the FUSE reports.

As part of its evaluation of the Adviser and the proposed renewal of the Advisory Agreement, the Committee took into account that the beneficial owners of the Funds are clients of tactical advisors who are engaged to provide tactical asset allocation investment advisory services. Each Fund is designed to provide such tactical advisors with specific exposures while also providing for unlimited trading privileges, and that the Funds offer a unique set of product features. The Committee noted that each Fund seeks to track the performance (before fees and expenses) of a specific benchmark index on a daily basis. The Committee also noted that, in addition to the performance information included in the FUSE reports, the Adviser provided tracking error data for each Fund relative to the applicable benchmark index. The Committee took into account the limitations of the peer group comparisons provided by FUSE with respect to the Funds in light of their unique features and the limited size of the marketplace for tradable funds designed to support tactical advisors, noting that there are only two direct competitor product suites.

In addition, Guggenheim provided materials and data in response to formal requests for information sent by Independent Legal Counsel on behalf of the Committee. Guggenheim also made a presentation at the April Meeting. Throughout the process, the Committee asked questions of management and requested certain additional information, which Guggenheim provided (collectively with the foregoing reports and materials, the “Contract Review Materials”). The Committee considered the Contract Review Materials in the context of its accumulated experience governing the Trust and other funds in the Guggenheim fund complex and weighed the factors and standards discussed with Independent Legal Counsel.

Following an analysis and discussion of relevant factors, including those identified below, and in the exercise of its business judgment, the Committee concluded that the Advisory Agreement represented a reasonable business arrangement negotiated at arm’s length and that it was in the best interest of each Fund to recommend that the Board approve the renewal of the Advisory Agreement for an additional annual term.

THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT | 93

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract (Continued)

Following its review of the Committee’s recommendation, the Board approved the renewal of the Advisory Agreement for each Fund for a one-year period ending August 1, 2025 at a meeting held on May 20-21, 2024 (the “May Board Meeting” and together with the May Meeting, the “May Meetings”) and determined to adopt the Committee’s considerations and conclusions, which follow.

Nature, Extent and Quality of Services Provided by the Adviser: With respect to the nature, extent and quality of services currently provided by the Adviser, the Committee considered the qualifications, experience and skills of key personnel performing services for the Funds, including those personnel providing compliance and risk oversight, as well as the supervisors and reporting lines for such personnel. The Committee also considered other information, including Guggenheim’s resources and related efforts to retain, attract and motivate capable personnel to serve the Funds. In evaluating Guggenheim’s resources and capabilities, the Committee considered Guggenheim’s commitment to focusing on, and investing resources in support of, funds in the Guggenheim fund complex, including the Funds. In addition, the Committee considered the acceptability of the terms of the Advisory Agreement, including the scope of services required to be performed by the Adviser.

The Committee’s review of the services provided by Guggenheim to the Funds included consideration of Guggenheim’s investment processes and resulting performance, portfolio oversight and risk management, and the related regular quarterly reports and presentations received by the Board. The Committee took into account the risks borne by Guggenheim in sponsoring and providing services to the Funds, including regulatory, operational, legal and entrepreneurial risks. The Committee considered the resources dedicated by Guggenheim to compliance functions and the reporting made to the Board by Guggenheim compliance personnel regarding Guggenheim’s adherence to regulatory requirements. The Committee also considered the regular reports the Board receives from the Trust’s Chief Compliance Officer regarding compliance policies and procedures established pursuant to Rule 38a-1 under the Investment Company Act of 1940, as amended.

The Committee considered the Funds’ unique product features, including their tradability, the real time cash process employed for the Funds, twice-daily pricing for the Funds on select trading platforms, and the leveraged and inverse strategies offered, the Adviser’s assessment of the value to shareholders provided by the Funds’ structure and the services required by the Adviser to provide the Funds’ unique features, as well as the personnel responsible for such services. The Committee noted that the Funds allow frequent trading and unlimited exchange privileges among like share classes and noted the magnitude of changes in each Fund’s assets during 2023, 2022 and 2021. The Committee also considered additional information regarding trading activity in the Funds during 2023 and 2022, including purchases and redemptions in dollar value and in number of transactions as well as transaction volume relative to the assets in the Funds. In this regard, the Committee noted that the real time cash process is utilized by the Adviser to aggregate shareholder flow data to estimate daily net subscriptions or redemptions in order to mitigate the costs associated with the tradability feature, improve tracking and keep the Funds fully invested. The Committee took into account the infrastructure developed by the Adviser to manage the significant volume and size of trading that typically occurs near the end of each business day, as well as the unique considerations required in the portfolio construction process to determine the optimal way to obtain the applicable exposures, including leveraged and inverse exposures, while allowing for high turnover. In addition, the Committee considered information provided by the Adviser analyzing the potential costs to shareholders of investing in tradable mutual funds, such as the Funds, compared to those of investing in exchange-traded funds, including expense ratios, brokerage commissions and spread costs, as well as the relative advantages and disadvantages of each investment product. The Committee also considered management’s representations at the April Meeting that there continued to be a high level of trading activity in the Funds and that the Funds continued to be utilized by tactical advisors as intended.

In connection with the Committee’s evaluation of the overall package of services provided by Guggenheim, the Committee considered Guggenheim’s administrative services, including its role in supervising, monitoring, coordinating and evaluating the various services provided by the fund administrator, transfer agent, distributor, custodian and other service providers to the Funds. The Committee evaluated the Office of Chief Financial Officer (the “OCFO”), which oversees the fund administration, accounting and transfer agency services provided to the Funds and other funds in the Guggenheim fund complex, including the OCFO’s resources, personnel and services provided.

With respect to Guggenheim’s resources and the ability of the Adviser to carry out its responsibilities under the Advisory Agreement, the Chief Financial Officer of Guggenheim Investments reviewed with the Committee financial information concerning the holding company for Guggenheim Investments, Guggenheim Partners Investment Management Holdings, LLC (“GPIMH”), and the various entities comprising Guggenheim Investments, and provided the audited consolidated financial statements of GPIMH.

94 | THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract (Continued)

Based on the foregoing, and based on other information received (both oral and written) at the April Meeting and the May Meetings, as well as other considerations, including the Committee’s knowledge of how the Adviser performs its duties obtained through Board meetings, discussions and reports throughout the year, the Committee concluded that the Adviser and its personnel were qualified to serve the Funds in such capacity and may reasonably be expected to continue to provide a high quality of services under the Advisory Agreement with respect to the Funds.

Investment Performance: The Committee received, for each Fund, investment returns for the five-year, three-year and one-year periods ended December 31, 2023. In addition, the Committee received a comparison of each Fund’s performance to the performance of one or two peer funds identified by FUSE from the two direct competitor product suites, in each case for the same periods. The Committee also received from FUSE a description of the methodology for identifying each Fund’s peer group for performance and expense comparisons. The Committee received tracking error data for the Funds relative to the applicable benchmark index for the five-year, three-year and one-year periods ended December 31, 2023, as well as a comparison of the tracking error of each Fund’s Class H shares to the tracking error of a peer fund, in each case for the same periods. In assessing each Fund’s performance, the Committee considered that the Board receives regular reporting from Guggenheim regarding performance and evaluates performance throughout the year.

The Committee considered the Adviser’s statement that the Funds are designed as a suite of products seeking to provide a number of broad and specific exposures for tactical advisors and also considered that the Funds have a unique set of product features designed to meet the needs of those tactical advisors, which has an impact on performance. The Committee considered the Adviser’s statement that, in circumstances where there are significant deviations from expected returns, management seeks to understand the cause of such deviations and determine if any remedial actions should be considered, noting that no such remedial actions were currently deemed necessary by the Adviser to address performance. The Committee also considered the Adviser’s discussion of factors that contribute to such deviations, including shareholder activity, financing costs associated with leverage and investment instruments used to achieve certain exposures. In this connection, the Committee considered the tracking error of each Fund’s Class H shares relative to its applicable benchmark index and compared to the tracking error of a peer fund.

The Committee considered the Adviser’s summary of notable distinctions between the Funds and the peer funds in the two direct competitor product suites. The Committee observed that the performance of the Funds’ Class H shares over the five-year, three-year and one-year periods ended December 31, 2023 was generally in line with the performance of their respective peer funds.

Based on the foregoing, and based on other information received (both oral and written) at the April Meeting and the May Meetings, as well as other considerations, the Committee concluded that each Fund’s performance was acceptable.

Comparative Fees, Costs of Services Provided and the Benefits Realized by the Adviser from Its Relationship with the Funds: The Committee compared each Fund’s contractual advisory fee, net effective management fee1 and total net expense ratio to the applicable peer group. The Committee also reviewed the median advisory fees and expense ratios, including expense ratio components (e.g., transfer agency fees, administration fees, other operating expenses, distribution fees and fee waivers/reimbursements), of the peer group. In addition, the Committee considered information regarding Guggenheim’s process for evaluating the competitiveness of each Fund’s fees and expenses, noting Guggenheim’s statement that evaluations seek to incorporate a variety of factors with a general focus on ensuring fees and expenses: (i) are competitive; (ii) give consideration to resource support requirements; and (iii) ensure Funds are able to deliver on shareholder return expectations.

As part of its evaluation of each Fund’s advisory fee, the Committee considered how such fees compared to the advisory fee charged by Guggenheim to one or more other clients that it manages pursuant to similar investment strategies, to the extent applicable. The Committee noted Guggenheim’s statement that it does not provide advisory services to other clients that have investment strategies similar to those of the Funds, other than variable insurance fund counterparts to certain Funds, each of which is charged the same advisory fee as the corresponding Fund.

[1]

The “net effective management fee” for each Fund represents the combined effective advisory fee and administration fee as a percentage of average net assets for the latest fiscal year, after any waivers and/or reimbursements.

THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT | 95

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract (Continued)

The Committee considered the Adviser’s summary of notable distinctions between the Funds and the peer funds, noting the Adviser’s statement that only one of the two direct competitor product suites is directly comparable for purposes of assessing the Funds’ advisory fees. The Committee noted that the contractual advisory fee for each Fund’s Class H shares was equal to the contractual advisory fee charged to the comparable peer fund. The Committee also considered that the net effective management fee and total net expense ratio for each Fund’s Class H shares were generally competitive with those of the peer fund.

The Committee considered the continuation through August 1, 2025 of management’s agreement, implemented as part of the 2023 annual contract review process, to reduce the total net expense ratio of each Fund by 0.05% of its average daily net assets through an expense reimbursement and/or waiver agreement, with such reduction applicable in addition to any other contractual waiver and/or reimbursement arrangements in place. The Committee also noted the continuation through August 1, 2025 of management’s separate agreement, implemented as part of the 2022 annual contract review process, to reduce the total net expense ratio of each Fund by 0.05% of its average daily net assets and, with respect to NASDAQ-100 2x Strategy Fund, to further reduce the total net expense ratio of the Fund by 0.05% of its average daily net assets in excess of $500 million, through expense reimbursement and/or waiver agreements.

With respect to the costs of services provided and benefits realized by Guggenheim Investments from its relationship with the Funds, the Committee reviewed a profitability analysis and data from management for each Fund setting forth the average assets under management for the twelve months ended December 31, 2023, gross revenues received, and expenses incurred directly or through allocations, by Guggenheim Investments, expense waivers (as applicable), earnings and the operating margin/profitability rate, including variance information relative to the foregoing amounts as of December 31, 2022 and December 31, 2021. In addition, the Chief Financial Officer of Guggenheim Investments reviewed with, and addressed questions from, the Committee concerning the expense allocation methodology employed in producing the profitability analysis. In the course of its review of Guggenheim Investments’ profitability, the Committee took into account the methods used by Guggenheim Investments to determine expenses and profit and the representation by the Chief Financial Officer of Guggenheim Investments that such methods provided a reasonable basis for determining the profitability of the Adviser with respect to each Fund. The Committee considered all of the foregoing, among other things, in evaluating the costs of services provided, the profitability to Guggenheim Investments and the profitability rates presented.

The Committee also considered other benefits available to the Adviser because of its relationship with the Funds and noted Guggenheim’s statement that it does not believe the Adviser derives any such “fall-out” benefits. In this regard, the Committee noted Guggenheim’s statement that, although it does not consider such benefits to be fall-out benefits, the Adviser may benefit from certain economies of scale and synergies, such as enhanced visibility of the Adviser, enhanced leverage in fee negotiations and other synergies arising from offering a broad spectrum of products, including the Funds.

Based on the foregoing, and based on other information received (both oral and written) at the April Meeting and the May Meetings, as well as other considerations, the Committee concluded that the comparative fees and the benefits realized by the Adviser from its relationship with the Funds reflected reasonable business arrangements negotiated at arm’s length and that the Adviser’s profitability from its relationship with the Funds was not unreasonable.

Economies of Scale: The Committee received and considered information regarding whether there have been economies of scale with respect to the management of the Funds as Fund assets grow, whether the Funds have appropriately benefited from any economies of scale, and whether there is potential for realization of any further economies of scale. The Committee considered whether economies of scale in the provision of services to the Funds were being passed along to and shared with the shareholders. The Committee considered that Guggenheim believes it is appropriately sharing potential economies of scale and that Guggenheim’s decrease in overall expenses in 2023 was attributable to decreased product and distribution related costs driven by lower average assets under management (which also resulted in decreased revenue from the funds in the Guggenheim fund complex), decreased expense waivers and reimbursements, and decreased expenses associated with non-recurring items.

The Committee noted that, in addition to the expense reimbursement and/or waiver arrangement implemented in August 2022 for the NASDAQ-100 2x Strategy Fund on average daily net assets in excess of $500 million, the Adviser has agreed to a contractual advisory fee breakpoint schedule for the Funds that is applied at the product-suite level, rather than on a Fund level, as the Funds are designed for tactical advisors and provide unlimited trading privileges, with individual Fund assets fluctuating significantly throughout the year. Under the breakpoint schedule adopted in June 2018 to reflect product-suite level economies of scale, each Fund’s advisory fee would be subject to a uniform fee breakpoint reduction schedule that would take effect if the aggregate assets of the Funds and the tradable series of Rydex Series Funds, a separate trust, equal or exceed $10 billion.

96 | THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract (Concluded)

As part of its assessment of economies of scale, the Committee took into account Guggenheim’s representation that it seeks to share economies of scale through a number of means, including breakpoints, advisory fees set at competitive rates pre-assuming future asset growth, expense waivers and limitations, and investments in personnel, operations and infrastructure to support the fund business. The Committee also received information regarding amounts that had been shared with shareholders through such expense waivers and limitations. Thus, the Committee considered the size of the Funds and the competitiveness of and/or other determinations made regarding the current advisory fee for each Fund, as well as whether a Fund is subject to an expense limitation.

Based on the foregoing, and based on other information received (both oral and written) at the April Meeting and May Meetings, as well as other considerations, the Committee concluded that the advisory fee for each Fund reflected a reasonable business arrangement negotiated at arm’s length.

Overall Conclusions

The Committee concluded that the investment advisory fees reflect reasonable business arrangements negotiated at arm’s length in light of the extent and quality of the services provided and other benefits received and that the renewal of the Advisory Agreement is in the best interest of each Fund. In reaching this conclusion, no single factor was determinative or conclusive and each Committee member, in the exercise of their informed business judgment, may afford different weights to different factors.

Following its review of the Committee’s analysis and determinations, the Board adopted the considerations and conclusions of the Committee and determined to approve the renewal of the Advisory Agreement.

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Item 8. Changes in and Disagreements with Accountants for Open-End Management

Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End

Management Investment Companies.

The information is included as part of the material filed under Item 7 of this Form.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

The information is included as part of the material filed under Item 7 of this Form.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to this registrant.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to this registrant.

Item 14. Purchases of Equity Securities by Closed-End Management Investment

Company and Affiliated Purchases.

Not applicable to this registrant.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 16. Controls and Procedures.

(a) The registrant’s President (principal executive officer) and Treasurer (principal financial officer) have evaluated the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) as of a date within 90 days of this filing and have concluded that based on such evaluation as required by Rule 30a-3(b) under the Investment Company Act, that the registrant’s disclosure controls and procedures were effective as of that date in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that the officers listed above believe to have materially affected, or to be reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to this registrant.

Item 18. Recovery of Erroneously Awarded Compensation.

(a)	Not applicable

(b)	Not applicable

Item 19. Exhibits.

(a)(1) Not applicable.

(a)(2) Separate certifications by the President (principal executive officer) and Treasurer (principal financial officer) of the registrant as required by Rule 30a-2(a) under the Investment Company Act (17 CFR 270.30a-2(a)) are attached.

(a)(3) Not applicable.

(a)(4) Not applicable.

(a)(5) Not applicable.

(b) A certification by the registrant’s President (principal executive officer) and Treasurer (principal financial officer) as required by Rule 30a-2(b) under the Investment Company Act (17 CFR 270.30a-2(b)) is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Rydex Dynamic Funds

By (Signature and Title)*	/s/ Brian E. Binder
Brian E. Binder, President and Chief Executive Officer

Date	December 6, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Brian E. Binder
Brian E. Binder, President and Chief Executive Officer

Date	December 6, 2024

By (Signature and Title)*	/s/ James Howley
James Howley, Chief Financial Officer, Chief Accounting Officer and Treasurer

Date	December 6, 2024

*	Print the name and title of each signing officer under his or her signature.